United States
                       Securities and Exchange Commission
                             Washington, D. C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8104
                                   ---------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   09/30
                        --------------------

Date of reporting period:  3/31/07
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Touchstone Funds Group Trust Semiannual Report


                                                      March 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Clover Core Fixed Income Fund            Pitcairn Taxable Bond Fund

Diversified Growth Fund                  Sands Capital Select Growth Fund

Diversified Small Cap Value Fund         Short Duration Fixed Income Fund

Diversified Value Fund                   Small Cap Fund

Family Heritage(R) Fund                  Small Cap Value Opportunities Fund

Healthcare and Biotechnology Fund        Strategic Value and High Income Fund

HLAM Large Cap Quality Stock Fund        Tax-Exempt Bond Fund

International Equity Fund                Ultra Short Duration Fixed Income Fund

Mid Cap Fund                             Value Opportunities Fund

Pitcairn Select Value Fund

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                            3-6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        7-16
--------------------------------------------------------------------------------
Statements of Operations                                                   17-21
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        22-32
--------------------------------------------------------------------------------
Financial Highlights                                                       33-63
--------------------------------------------------------------------------------
Notes to Financial Statements                                              64-89
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
  Clover Core Fixed Income Fund                                            90-92
--------------------------------------------------------------------------------
  Diversified Growth Fund                                                  93-95
--------------------------------------------------------------------------------
  Diversified Small Cap Value Fund                                        96-100
--------------------------------------------------------------------------------
  Diversified Value Fund                                                 101-103
--------------------------------------------------------------------------------
  Family Heritage(R) Fund                                                104-106
--------------------------------------------------------------------------------
  Healthcare and Biotechnology Fund                                      107-108
--------------------------------------------------------------------------------
  HLAM Large Cap Quality Stock Fund                                      109-110
--------------------------------------------------------------------------------
  International Equity Fund                                              111-126
--------------------------------------------------------------------------------
  Mid Cap Fund                                                           127-129
--------------------------------------------------------------------------------
  Pitcairn Select Value Fund                                             130-131
--------------------------------------------------------------------------------
  Pitcairn Taxable Bond Fund                                             132-134
--------------------------------------------------------------------------------
  Sands Capital Select Growth Fund                                       135-136
--------------------------------------------------------------------------------
  Short Duration Fixed Income Fund                                       137-139
--------------------------------------------------------------------------------
  Small Cap Fund                                                         140-143
--------------------------------------------------------------------------------
  Small Cap Value Opportunities Fund                                     144-148
--------------------------------------------------------------------------------
  Strategic Value and High Income Fund                                       149
--------------------------------------------------------------------------------
  Tax-Exempt Bond Fund                                                   150-154
--------------------------------------------------------------------------------
  Ultra Short Duration Fixed Income Fund                                 155-157
--------------------------------------------------------------------------------
  Value Opportunities Fund                                               158-160
--------------------------------------------------------------------------------
Other Items                                                              161-164
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
AS OF MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation, excluding cash and cash equivalents. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                          CLOVER CORE FIXED INCOME FUND
                          -----------------------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               10.5
U.S. Agency                                                                 52.1
AAA/Aaa                                                                     13.5
AA/Aa                                                                        4.5
A/A                                                                          3.3
BBB/Baa                                                                     12.1
Other                                                                        4.0
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        DIVERSIFIED SMALL CAP VALUE FUND
                        --------------------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          31.0
Consumer Discretionary                                                      17.5
Materials and Processing                                                    12.3
Technology                                                                  11.8
Producer Durables                                                            5.7
Utilities                                                                    5.4
Autos and Transportation                                                     4.4
Energy                                                                       4.3
Health Care                                                                  4.0
Consumer Staples                                                             3.6
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DIVERSIFIED GROWTH FUND
                             -----------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Consumer Discretionary                                                      20.2
Technology                                                                  19.4
Health Care                                                                 16.4
Financial Services                                                          11.8
Producer Durables                                                           11.4
Consumer Staples                                                             8.3
Materials and Processing                                                     3.3
Energy                                                                       3.2
Autos and Transportation                                                     2.4
Utilities                                                                    1.9
Other                                                                        1.7
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DIVERSIFIED VALUE FUND
                             ----------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          34.9
Energy                                                                      14.3
Utilities                                                                   13.1
Consumer Discretionary                                                       8.3
Consumer Staples                                                             8.2
Health Care                                                                  6.8
Technology                                                                   4.8
Producer Durables                                                            4.3
Materials and Processing                                                     4.1
Autos and Transportation                                                     0.7
Other                                                                        0.5
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            FAMILY HERITAGE(R) FUND
                            -----------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          25.4
Consumer Discretionary                                                      16.3
Technology                                                                  13.6
Health Care                                                                 12.9
Utilities                                                                    8.7
Energy                                                                       8.3
Producer Durables                                                            4.9
Materials and Processing                                                     4.7
Consumer Staples                                                             3.1
Other                                                                        1.2
Autos and Transportation                                                     0.9
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       HLAM LARGE CAP QUALITY STOCK FUND
                       ---------------------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          27.0
Consumer Discretionary                                                      20.1
Health Care                                                                 16.6
Producer Durables                                                           12.6
Technology                                                                   8.3
Consumer Staples                                                             6.8
Utilities                                                                    4.7
Autos and Transportation                                                     3.9
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       HEALTHCARE AND BIOTECHNOLOGY FUND
                       ---------------------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Drugs & Pharmaceuticals                                                     47.0
Medical & Dental Instruments & Supplies                                     17.0
Biotechnology Research & Production                                         16.8
Health Care Facilities                                                       9.0
Health Care Management Services                                              5.2
Electronics:Medical Systems                                                  3.1
Health Care Services                                                         1.9
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
                           -------------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financials                                                                  32.2
Materials                                                                   14.6
Consumer Discretionary                                                      14.2
Industrials                                                                  6.8
Consumer Staples                                                             6.5
Energy                                                                       6.5
Health Care                                                                  6.2
Telecommunication Service                                                    5.4
Utilities                                                                    4.1
Information Technology                                                       3.5
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  MID CAP FUND
                                 --------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          22.0
Consumer Discretionary                                                      21.3
Materials and Processing                                                    11.2
Utilities                                                                    9.7
Technology                                                                   8.5
Health Care                                                                  7.2
Producer Durables                                                            6.9
Energy                                                                       5.5
Consumer Staples                                                             4.3
Autos and Transportation                                                     3.4
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PITCAIRN TAXABLE BOND FUND
                           --------------------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               18.0
U.S. Agency                                                                 29.1
AAA                                                                          8.1
AA                                                                           6.3
A                                                                           18.2
BBB                                                                         18.0
B                                                                            2.3
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        SHORT DURATION FIXED INCOME FUND
                        --------------------------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               10.2
U.S. Agency                                                                 89.8
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PITCAIRN SELECT VALUE FUND
                           --------------------------

SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          33.5
Energy                                                                      15.2
Utilities                                                                   14.3
Consumer Staples                                                             9.3
Health Care                                                                  8.3
Consumer Discretionary                                                       8.2
Producer Durables                                                            6.8
Materials and Processing                                                     4.4
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        SANDS CAPITAL SELECT GROWTH FUND
                        --------------------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Health Care                                                                 31.4
Consumer Discretionary                                                      25.7
Technology                                                                  15.5
Financial Services                                                          13.3
Energy                                                                       4.5
Utilities                                                                    4.2
Consumer Staples                                                             3.3
Autos and Transportation                                                     2.1
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SMALL CAP FUND
                                 --------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          20.0
Consumer Discretionary                                                      19.9
Technology                                                                  13.2
Health Care                                                                 11.4
Producer Durables                                                            9.9
Other                                                                        5.9
Autos and Transportation                                                     4.4
Energy                                                                       4.1
Consumer Staples                                                             3.8
Utilities                                                                    3.8
Materials and Processing                                                     3.6
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SMALL CAP VALUE OPPORTUNITIES FUND
                       ----------------------------------
SECTOR ALLOCATION                                   (% OF INVESTMENT SECURITIES)
Financial Services                                                          24.4
Consumer Discretionary                                                      18.8
Materials and Processing                                                    10.9
Energy                                                                      10.6
Technology                                                                   8.7
Producer Durables                                                            8.0
Autos and Transportation                                                     6.3
Health Care                                                                  4.9
Utilities                                                                    4.1
Consumer Staples                                                             3.3
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TAX-EXEMPT BOND FUND
                              --------------------
CREDIT ANALYSIS                                    (% OF INVESTMENT SECURITIES)
AAA/Aaa                                                                     70.8
AA/Aa                                                                       14.7
A/A                                                                         11.6
BBB/Baa                                                                      2.9
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            VALUE OPPORTUNITIES FUND
                            ------------------------
SECTOR ALLOCATION                                  (% OF INVESTMENT SECURITIES)
Financial Services                                                          32.3
Utilities                                                                   16.1
Energy                                                                      10.9
Health Care                                                                  9.4
Materials and Processing                                                     7.5
Producer Durables                                                            7.3
Consumer Staples                                                             6.3
Consumer Discretionary                                                       6.2
Technology                                                                   4.0
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STRATEGIC VALUE AND HIGH INCOME FUND
                      ------------------------------------
SECTOR ALLOCATION                                  (% OF INVESTMENT SECURITIES)
Affiliated Equity Fund                                                      58.9
Affiliated Fixed Income Fund                                                39.7
Other Assets/Liabilities (net)                                               1.4
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     ULTRA SHORT DURATION FIXED INCOME FUND
                     --------------------------------------
CREDIT ANALYSIS                                    (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                                5.2
U.S. Agency                                                                 94.8
                                                                          ------
TOTAL                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                               DIVERSIFIED
                                                                 CLOVER CORE    DIVERSIFIED     SMALL CAP     DIVERSIFIED
                                                                FIXED INCOME      GROWTH          VALUE          VALUE
                                                                    FUND           FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ...................................................   $20,597,723    $134,135,132   $230,970,733   $164,289,018
                                                                =========================================================
  At market value - including $542,117, $22,215,319,
    $28,251,074 and $16,890,033 of securities loaned for the
    Clover Core Fixed Income Fund, Diversified Growth Fund,
    Diversified Small Cap Value Fund and Diversified Value
    Fund, respectively ......................................   $20,359,841    $141,451,808   $259,925,713   $187,669,520
Cash ........................................................         2,588              --             --             --
Dividends and interest receivable ...........................       158,255         119,263        201,568        228,146
Receivable for capital shares sold ..........................         5,457              --         81,985             39
Receivable for securities sold ..............................         6,234              --      1,145,137      9,292,975
Receivable for securities lending income ....................            97           3,116          7,031          2,747
Other assets ................................................         5,209          12,738         37,966         19,129
                                                                ---------------------------------------------------------
TOTAL ASSETS ................................................    20,537,681     141,586,925    261,399,400    197,212,556
                                                                ---------------------------------------------------------
LIABILITIES
Dividends payable ...........................................         3,264          44,571             --        537,313
Bank overdrafts .............................................            --         106,173             --         18,536
Payable upon return of securities loaned ....................       568,531      22,942,490     29,359,250     18,924,688
Payable for capital shares redeemed .........................        22,820              --        387,248         81,236
Payable for securities purchased ............................            --              --      1,180,522      9,030,315
Payable to Advisor ..........................................         7,686          69,961        158,379         97,066
Payable to other affiliates .................................        16,982          17,770        185,619         32,876
Payable to Trustees .........................................            --              --          2,804            984
Other accrued expenses and liabilities ......................            19          51,416        218,918         64,191
                                                                ---------------------------------------------------------
TOTAL LIABILITIES ...........................................       619,302      23,232,381     31,492,740     28,787,205
                                                                ---------------------------------------------------------
NET ASSETS ..................................................   $19,918,379    $118,354,544   $229,906,660   $168,425,351
                                                                =========================================================
NET ASSETS CONSIST OF:
Paid-in capital .............................................   $20,423,238    $177,330,704   $177,517,574   $126,604,309
Accumulated net investment income (loss) ....................           326          (7,443)      (236,239)       (10,302)
Accumulated net realized gains (losses) on investments ......      (267,303)    (66,285,393)    23,670,345     18,450,842
Net unrealized appreciation (depreciation) on investments ...      (237,882)      7,316,676     28,954,980     23,380,502
                                                                ---------------------------------------------------------
NET ASSETS ..................................................   $19,918,379    $118,354,544   $229,906,660   $168,425,351
                                                                =========================================================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...................   $        --    $118,354,544   $     97,597   $168,420,080
                                                                =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .......................            --      18,232,856          4,929     12,928,726
                                                                =========================================================
Net asset value and redemption price per share ..............   $        --    $       6.49   $      19.80   $      13.03
                                                                =========================================================
Maximum offering price per share ............................   $        --    $       6.89   $      21.01   $      13.82
                                                                =========================================================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...................   $        --    $         --   $     37,893   $      5,271
                                                                =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .......................            --              --          1,916            404
                                                                =========================================================
Net asset value, offering price and redemption price
  per share* ................................................   $        --    $         --   $      19.78   $      13.05
                                                                =========================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                               DIVERSIFIED
                                                                 CLOVER CORE    DIVERSIFIED     SMALL CAP     DIVERSIFIED
                                                                FIXED INCOME      GROWTH          VALUE          VALUE
                                                                    FUND           FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares ...................   $        --    $         --   $229,771,170   $         --
                                                                =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .......................                                   11,595,417
                                                                =========================================================
Net asset value, offering price and redemption price
  per share .................................................   $        --    $         --   $      19.82   $         --
                                                                =========================================================
PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ...................   $19,918,379    $         --   $         --   $         --
                                                                =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .......................     2,080,342              --             --             --
                                                                =========================================================
Net asset value, offering price and redemption price
  per share .................................................   $      9.57    $         --   $         --   $         --
                                                                =========================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                   FAMILY      HEALTHCARE AND    HLAM LARGE
                                                                 HERITAGE(R)    BIOTECHNOLOGY   CAP QUALITY   INTERNATIONAL
                                                                    FUND            FUND         STOCK FUND    EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ...................................................   $ 77,229,840     $50,748,446    $11,097,132    $126,006,371
                                                                ===========================================================
  At market value - including $13,256,156 and $10,725,851
    of securities loaned for the Family Heritage(R) Fund and
    Healthcare and Biotechnology Fund, respectively .........   $ 94,018,842     $56,890,076    $12,018,005    $153,026,365
Foreign currency ............................................             --              --             --         876,146
Dividends and interest receivable ...........................         33,480          57,158         18,857         596,821
Receivable for capital shares sold ..........................             --          13,844             --         176,946
Receivable for securities sold ..............................             --         604,238             --         254,099
Receivable for securities lending income ....................          4,062           1,705            266              --
Tax reclaim receivable ......................................             --              --             --         175,860
Other assets ................................................         10,837          28,297          3,266          27,784
                                                                -----------------------------------------------------------
TOTAL ASSETS ................................................     94,067,221      57,595,318     12,040,394     155,134,021
                                                                -----------------------------------------------------------
LIABILITIES
Dividends payable ...........................................         76,458              --          3,141              --
Payable upon return of securities loaned ....................     13,825,829      11,139,748             --              --
Payable for capital shares redeemed .........................          2,320          47,539        431,370          20,454
Payable for securities purchased ............................             --         462,633             --         142,660
Payable to Advisor ..........................................         58,857          33,868          8,410         121,616
Payable to other affiliates .................................         26,074          56,510          5,243          14,933
Payable to Trustees .........................................             --              --             --             670
Other accrued expenses and liabilities ......................         20,467           5,308          1,557          63,781
                                                                -----------------------------------------------------------
TOTAL LIABILITIES ...........................................     14,010,005      11,745,606        449,721         364,114
                                                                -----------------------------------------------------------
NET ASSETS ..................................................   $ 80,057,216     $45,849,712    $11,590,673    $154,769,907
                                                                ===========================================================
NET ASSETS CONSIST OF:
Paid-in capital .............................................   $ 73,274,812     $37,549,543    $ 7,488,426    $120,778,749
Accumulated net investment income (loss) ....................         (2,688)       (175,664)           589         (43,035)
Accumulated net realized gains (losses) on investments
  and foreign currency transactions .........................    (10,003,910)      2,334,203      3,180,785       6,988,633
Net unrealized appreciation on investments ..................     16,789,002       6,141,630        920,873      27,019,994
Net unrealized appreciation on foreign currency
  and translation of other assets and liabilities
  denominated in foreign currency ...........................             --              --             --          25,566
                                                                -----------------------------------------------------------
NET ASSETS ..................................................   $ 80,057,216     $45,849,712    $11,590,673    $154,769,907
                                                                ===========================================================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...................   $ 80,056,202     $45,813,760    $        --    $154,509,478
                                                                ===========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .......................      7,375,141       2,851,444             --      13,903,538
                                                                ===========================================================
Net asset value and redemption price per share ..............   $      10.85     $     16.07    $        --    $      11.11
                                                                ===========================================================
Maximum offering price per share ............................   $      11.51     $     17.05    $        --    $      11.79
                                                                ===========================================================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...................   $      1,014     $    35,952    $        --    $    260,429
                                                                ===========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .......................             92           2,243                         23,467
                                                                ===========================================================
Net asset value, offering price and redemption price
  per share* ................................................   $      10.99     $     16.03    $        --    $      11.10
                                                                ===========================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                       FAMILY      HEALTHCARE AND    HLAM LARGE
                                                                     HERITAGE(R)    BIOTECHNOLOGY   CAP QUALITY   INTERNATIONAL
                                                                        FUND            FUND         STOCK FUND    EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS II SHARES
Net assets attributable to Class II shares ......................   $         --    $         --    $11,590,673   $          --
                                                                    ===========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................             --              --        741,851              --
                                                                    ===========================================================
Net asset value, offering price and redemption price per share ..   $         --    $         --    $     15.62   $          --
                                                                    ===========================================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PITCAIRN    SANDS CAPITAL
                                                                                     PITCAIRN       TAXABLE        SELECT
                                                                       MID CAP     SELECT VALUE       BOND         GROWTH
                                                                        FUND           FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities:
  At cost .......................................................   $293,236,294   $ 59,440,149   $38,992,985   $ 602,690,385
                                                                    =========================================================
  At market value - including $8,609,088 and $132,179,528 of securities loaned for the Pitcairn Select Value Fund and
    Sands Capital Select Growth Fund, respectively ..............   $314,721,261   $ 66,551,817   $39,802,298   $ 669,364,154
Dividends and interest receivable ...............................        261,537         56,966         5,491          75,783
Receivable for capital shares sold ..............................      1,314,809             --       666,942         742,149
Receivable for securities sold ..................................     13,894,276     10,094,008            --              --
Receivable for securities lending income ........................             --          1,294            --          11,472
Other assets ....................................................             --          8,020         6,698          69,134
                                                                    ---------------------------------------------------------
TOTAL ASSETS ....................................................    330,191,883     76,712,105    40,481,429     670,262,692
                                                                    ---------------------------------------------------------
LIABILITIES
Dividends payable ...............................................             --        160,030       127,793              --
Payable upon return of securities loaned ........................             --     11,083,754            --     135,586,413
Payable for capital shares redeemed .............................         89,633          2,391         4,000       1,121,462
Payable for securities purchased ................................     17,275,227     10,081,799            --              --
Payable to Advisor ..............................................        190,734         32,749        13,871         387,326
Payable to other affiliates .....................................         25,852         16,745        16,562         272,096
Payable to Trustees .............................................             --             --            --           7,879
Other accrued expenses and liabilities ..........................         33,931         45,339        31,484         323,598
                                                                    ---------------------------------------------------------
TOTAL LIABILITIES ...............................................     17,615,377     21,422,807       193,710     137,698,774
                                                                    ---------------------------------------------------------
NET ASSETS ......................................................   $312,576,506   $ 55,289,298   $40,287,719   $ 532,563,918
                                                                    =========================================================
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $291,656,413   $ 45,449,957   $40,217,143   $ 523,811,252
Accumulated net investment income (loss)                                  37,616         (4,274)          (33)     (2,547,314)
Accumulated net realized gains (losses) on investments ..........       (602,490)     2,731,947      (738,704)    (55,373,789)
Net unrealized appreciation on investments ......................     21,484,967      7,111,668       809,313      66,673,769
                                                                    ---------------------------------------------------------
NET ASSETS ......................................................   $312,576,506   $ 55,289,298   $40,287,719   $ 532,563,918
                                                                    =========================================================
PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares .......................   $309,384,891   $         --   $        --   $ 184,236,907
                                                                    =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................     18,073,740             --            --      22,988,112
                                                                    =========================================================
Net asset value, offering price and redemption price per share ..   $      17.12   $         --   $        --   $        8.01
                                                                    =========================================================
PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares .......................   $  3,191,615   $         --   $        --   $ 348,327,011
                                                                    =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................        186,922             --            --      43,732,559
                                                                    =========================================================
Net asset value, offering price and redemption price per share ..   $      17.07   $         --   $        --   $        7.96
                                                                    =========================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PITCAIRN    SANDS CAPITAL
                                                                                     PITCAIRN       TAXABLE        SELECT
                                                                       MID CAP     SELECT VALUE       BOND         GROWTH
                                                                        FUND           FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS II SHARES
Net assets attributable to Class II shares ......................   $         --   $ 55,289,298   $40,287,719   $          --
                                                                    =========================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................             --      4,994,146     3,876,762              --
                                                                    =========================================================
Net asset value, offering price and redemption price per share ..   $         --   $      11.07   $     10.39   $          --
                                                                    =========================================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                  SHORT DURATION                     SMALL CAP        STRATEGIC
                                                                       FIXED           SMALL          VALUE        VALUE AND HIGH
                                                                      INCOME            CAP        OPPORTUNITIES       INCOME
                                                                       FUND            FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost .....................................................   $  67,021,512    $  79,875,393   $ 221,032,762    $   1,882,407
                                                                  ===============================================================
  At market value -  including $7,890,968 and $14,520,226 of securities loaned for the Small Cap Fund and Small Cap
  Value Opportunities Fund, respectively ......................   $  66,276,569    $  87,384,761   $ 239,913,198    $   1,892,844
Cash ..........................................................           8,456               --              --               --
Dividends and interest receivable .............................         321,612          127,487         194,824            4,905
Receivable for capital shares sold ............................              --            2,661         235,938               --
Receivable for securities sold ................................              --        1,463,250       1,747,585               --
Receivable for securities lending income ......................              --            1,250           1,991               --
Other assets ..................................................          15,919           21,369          41,792           30,227
                                                                  ---------------------------------------------------------------
TOTAL ASSETS ..................................................      66,622,556       89,000,778     242,135,328        1,927,976
                                                                  ---------------------------------------------------------------

LIABILITIES
Dividends payable .............................................           4,787               --              --              832
Bank overdrafts ...............................................              --               --              --            5,851
Payable upon return of securities loaned ......................              --        8,169,037      15,028,768               --
Payable for capital shares redeemed ...........................         208,902           52,977         632,107              700
Payable for securities purchased ..............................              --        1,205,580       1,767,754               --
Payable to Advisor ............................................          14,260           44,969         180,595               --
Payable to other affiliates ...................................          83,158           18,789          58,172               --
Payable to Trustees ...........................................              --               --           2,714               --
Other accrued expenses and liabilities ........................          22,861           40,837         151,437              253
                                                                  ---------------------------------------------------------------
TOTAL LIABILITIES .............................................         333,968        9,532,189      17,821,547            7,636
                                                                  ---------------------------------------------------------------

NET ASSETS ....................................................   $  66,288,588    $  79,468,589   $ 224,313,781    $   1,920,340
                                                                  ===============================================================

NET ASSETS CONSIST OF:
Paid-in capital ...............................................   $  71,169,158    $  65,026,013   $ 203,096,957    $   1,659,422
Accumulated net investment income (loss) ......................          27,659           42,425        (433,426)             243
Accumulated net realized gains (losses) on investments ........      (4,163,286)       6,890,783       2,769,814          250,238
Net unrealized appreciation (depreciation) on investments .....        (744,943)       7,509,368      18,880,436           10,437
                                                                  ---------------------------------------------------------------
NET ASSETS ....................................................   $  66,288,588    $  79,468,589   $ 224,313,781    $   1,920,340
                                                                  ===============================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .....................   $          --    $  79,467,573   $          --    $      42,440
                                                                  ===============================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .........................              --        5,375,367              --            2,760
                                                                  ===============================================================
Net asset value and redemption price per share ................   $          --    $       14.78   $          --    $       15.38
                                                                  ===============================================================
Maximum offering price per share ..............................   $          --    $       15.68   $          --    $       16.32
                                                                  ===============================================================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .....................   $          --    $       1,016   $          --    $       1,018
                                                                  ===============================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .........................                               69                               66
                                                                  ===============================================================
Net asset value, offering price and redemption price per share*   $          --    $       14.76   $          --    $       15.35
                                                                  ===============================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHORT DURATION                     SMALL CAP        STRATEGIC
                                                                         FIXED           SMALL           VALUE        VALUE AND HIGH
                                                                        INCOME            CAP        OPPORTUNITIES        INCOME
                                                                         FUND            FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Y SHARES

Net assets attributable to Class Y shares .......................   $          --    $          --   $          --    $   1,876,882
                                                                    ===============================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................                                                           122,549
                                                                    ===============================================================
Net asset value, offering price and redemption price per share ..   $          --    $          --   $          --    $       15.32
                                                                    ===============================================================
PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares .......................    $ 66,288,588    $          --   $ 224,313,781    $          --
                                                                    ===============================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................       6,753,017               --      11,124,757               --
                                                                    ===============================================================
Net asset value, offering price and redemption price per share ..   $        9.82    $          --   $       20.16    $          --
                                                                    ===============================================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                      ULTRA SHORT
                                                                      TAX-EXEMPT       DURATION          VALUE
                                                                         BOND        FIXED INCOME    OPPORTUNITIES
                                                                         FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ........................................................   $111,551,979   $ 154,600,356    $ 100,828,266
                                                                     =============================================
  At market value - including $15,630,860 of securities loaned
    for the Value Opportunities Fund .............................   $115,599,487   $ 155,732,579    $ 113,269,824
Cash .............................................................         12,017          22,708               --
Dividends and interest receivable ................................      1,662,642         579,849          151,510
Receivable for capital shares sold ...............................             --           1,473           17,505
Receivable for securities sold ...................................             --             804          763,557
Receivable for securities lending income .........................             --              --            2,062
Other assets .....................................................         15,442          18,033           35,181
                                                                     ---------------------------------------------
TOTAL ASSETS .....................................................    117,289,588     156,355,446      114,239,639
                                                                     ---------------------------------------------
LIABILITIES

Dividends payable ................................................        379,330          27,847           11,840
Payable upon return of securities loaned .........................             --              --       16,390,000
Payable for capital shares redeemed ..............................         22,524         322,644           57,383
Payable for securities purchased .................................             --              --        1,223,074
Payable to Advisor ...............................................         29,989          33,480           58,079
Payable to other affiliates ......................................         17,385         164,849           42,343
Payable to Trustees ..............................................             48           1,293               --
Other accrued expenses and liabilities ...........................         58,271          50,372           49,155
                                                                     ---------------------------------------------
TOTAL LIABILITIES ................................................        507,547         600,485       17,831,874
                                                                     ---------------------------------------------
NET ASSETS .......................................................   $116,782,041   $ 155,754,961    $  96,407,765
                                                                     =============================================
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $112,185,795   $ 161,880,459    $  79,564,590
Accumulated net investment income (loss) .........................        226,228          63,345           (5,225)
Accumulated net realized gains (losses) on investments ...........        322,510      (7,321,066)       4,406,842
Net unrealized appreciation on investments .......................      4,047,508       1,132,223       12,441,558
                                                                     ---------------------------------------------
NET ASSETS .......................................................   $116,782,041   $ 155,754,961    $  96,407,765
                                                                     =============================================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........................   $116,782,041   $          --    $     114,696
                                                                     =============================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ............................     11,260,171              --            6,851
                                                                     =============================================
Net asset value and redemption price per share ...................   $      10.37   $          --    $       16.74
                                                                     =============================================
Maximum offering price per share .................................   $      10.89   $          --    $       17.76
                                                                     =============================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ........................   $         --   $          --    $     170,752
                                                                     =============================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ............................             --              --           10,203
                                                                     =============================================
Net asset value, offering price and redemption price per share* ..   $         --   $          --    $       16.74
                                                                     =============================================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          ULTRA SHORT
                                                                          TAX-EXEMPT       DURATION          VALUE
                                                                             BOND        FIXED INCOME    OPPORTUNITIES
                                                                             FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Z SHARES

Net assets attributable to Class Z shares.............................   $         --   $ 155,754,961    $  96,122,317
                                                                         =============================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).................................             --      15,406,344        5,753,995
                                                                         =============================================
Net asset value, offering price and redemption price per share........   $         --   $       10.11    $       16.71
                                                                         =============================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                          DIVERSIFIED
                                                            CLOVER CORE    DIVERSIFIED     SMALL CAP      DIVERSIFIED
                                                           FIXED INCOME      GROWTH          VALUE           VALUE
                                                               FUND           FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (A) ..........................................   $     5,753    $   749,842    $  1,495,305    $  2,108,351
Income from securities loaned ..........................           882         16,863          29,979          23,237
Interest ...............................................       576,760             --              --              --
                                                           ----------------------------------------------------------
TOTAL INVESTMENT INCOME ................................       583,395        766,705       1,525,284       2,131,588
                                                           ----------------------------------------------------------
EXPENSES
Investment advisory fees ...............................        47,642        421,277       1,060,432         596,482
Distribution expenses, Class A .........................            --        108,294           1,838         154,244
Distribution expenses, Class C .........................            --             --           5,495               7
Shareholder servicing fees .............................            --         42,162          95,672          59,979
Administration fees ....................................        17,106         99,209         201,390         140,443
Registration fees ......................................         2,495         11,290          30,353          15,971
Custodian fees .........................................         2,622          6,002          54,766           8,430
Professional fees ......................................         4,146         15,395          27,402          19,740
Transfer agent fees, Class A ...........................            --          6,575              54          10,107
Transfer agent fees, Class C ...........................            --             --              21              --
Transfer agent fees, Class Z ...........................            --             --         176,839              --
Transfer agent fees, Class I ...........................        11,171             --              --              --
Transfer agent fees and expenses, Class A ..............            --          8,734              --          13,197
Transfer agent fees and expenses, Class Z ..............            --             --          84,211              --
Transfer agent fees and expenses, Class I ..............         9,488             --              --              --
Reports to shareholders ................................         1,850          9,753          21,938          14,240
Trustees' fees and expenses ............................           487          2,204           5,015           3,191
Other expenses .........................................         1,859          8,753          62,100          12,599
                                                           ----------------------------------------------------------
TOTAL EXPENSES .........................................        98,866        739,648       1,827,526       1,048,630
Fees waived/and or expenses reimbursed by the Advisor ..        (4,444)       (79,713)        (61,672)       (111,233)
Fees paid indirectly ...................................          (372)           (33)         (4,331)            (84)
                                                           ----------------------------------------------------------
NET EXPENSES ...........................................        94,050        659,902       1,761,523         937,313
                                                           ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ...........................       489,345        106,803        (236,239)      1,194,275
                                                           ----------------------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions .       (32,426)         1,277      26,186,327      19,849,250
Net change in unrealized appreciation/
  depreciation on investments ..........................        12,998      7,436,493          33,415      (8,435,751)
                                                           ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS .......................................       (19,428)     7,437,770      26,219,742      11,413,499
                                                           ----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $   469,917    $ 7,544,573    $ 25,983,503    $ 12,607,774
                                                           ==========================================================

(A) Net of foreign tax withholding of: .................   $        --    $        --    $        339    $         --

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                               FAMILY     HEALTHCARE AND    HLAM LARGE  INTERNATIONAL
                                                            HERITAGE(R)    BIOTECHNOLOGY   CAP QUALITY       EQUITY
                                                                FUND           FUND         STOCK FUND        FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(A) ............................................   $1,664,361      $  252,116     $   124,047    $ 1,370,251
Income from securities loaned ...........................       20,362          19,655           1,696             --
                                                            ---------------------------------------------------------
TOTAL INVESTMENT INCOME .................................    1,684,723         271,771         125,743      1,370,251
                                                            ---------------------------------------------------------
EXPENSES
Investment advisory fees ................................      367,579         250,660          53,121        735,373
Distribution expenses, Class A ..........................       73,989          44,015              --        140,374
Distribution expenses, Class C ..........................        1,738           1,061              --             65
Shareholder servicing fees ..............................       28,689          62,665          15,459         54,197
Transfer agent fees and expenses, Class A ...............       10,661          27,932              --         10,162
Transfer agent fees and expenses, Class II ..............           --              --           9,839             --
Transfer agent fees, Class A ............................       10,467          29,517              --          6,782
Transfer agent fees, Class C ............................           --              23              --             11
Transfer agent fees, Class II ...........................           --              --           5,970             --
Administration fees .....................................       67,304          40,393          11,654        124,840
Registration fees .......................................        8,050           6,100           1,511         13,116
Custodian fees ..........................................        4,526           6,199           3,493        154,892
Professional fees .......................................       12,199          10,077           6,512         18,425
Reports to shareholders .................................        6,700           4,798           2,061         12,730
Trustees' fees and expenses .............................        1,553           1,152             304          2,875
Other expenses ..........................................        6,184           4,625           3,259         20,405
                                                            ---------------------------------------------------------
TOTAL EXPENSES ..........................................      599,639         489,217         113,183      1,294,247
Fees waived/and or expenses reimbursed by the Advisor ...      (68,766)        (40,350)        (23,033)      (171,798)
Fees paid indirectly ....................................          (47)         (1,432)         (1,713)           (73)
                                                            ---------------------------------------------------------
NET EXPENSES ............................................      530,826         447,435          88,437      1,122,376
                                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ............................    1,153,897        (175,664)         37,306        247,875
                                                            ---------------------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ...........    1,236,138       3,084,203       3,192,131      7,959,144
Net realized gains from foreign currency ................           --              --              --        338,063
Net change in unrealized appreciation/
  depreciation on investments ...........................    3,531,063        (604,764)     (2,627,162)    14,226,208
Net change in unrealized appreciation/depreciation
  on foreign currency ...................................           --              --              --        (29,026)
                                                            ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........    4,767,201       2,479,439         564,969     22,494,389
                                                            ---------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $5,921,098      $2,303,775     $   602,275    $22,742,264
                                                            =========================================================
(A) Net of foreign tax withholding of: ..................   $       --      $    4,807     $       198    $   184,543

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                            PITCAIRN      SANDS CAPITAL
                                                                             PITCAIRN        TAXABLE         SELECT
                                                               MID CAP     SELECT VALUE       BOND           GROWTH
                                                                FUND            FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(A) ............................................   $  2,375,809    $   686,952    $    30,605    $     908,113
Income from securities loaned ...........................             --         10,198            756           76,582
Interest ................................................             --             --      1,121,763               --
                                                            -----------------------------------------------------------
TOTAL INVESTMENT INCOME .................................      2,375,809        697,150      1,153,124          984,695
                                                            -----------------------------------------------------------
EXPENSES
Investment advisory fees ................................        790,380        201,753         83,038        2,366,432
Shareholder servicing fees ..............................          2,683         72,055         51,899          493,871
Transfer agent fees and expenses, Class Y ...............         13,161             --             --            7,906
Transfer agent fees and expenses, Class Z ...............            212             --             --           14,755
Transfer agent fees and expenses, Class II ..............             --          5,891          7,873               --
Transfer agent fees, Class Y ............................         12,213             --             --           91,620
Transfer agent fees, Class Z ............................            126             --             --          173,232
Transfer agent fees, Class II ...........................             --          7,645          5,462               --
 Administration fees ....................................        169,644         47,401         34,197          458,131
Custodian fees ..........................................         50,625          7,031          3,383           61,613
Professional fees .......................................         15,669         10,403          5,943           54,151
Reports to shareholders .................................         11,414          5,044          3,717           45,210
Trustees' fees and expenses .............................          2,101          1,186            889           10,107
Registration fees .......................................            296          6,012          4,495           37,147
Other expenses ..........................................         15,777          4,567          3,432           37,555
                                                            -----------------------------------------------------------
TOTAL EXPENSES ..........................................      1,084,301        368,988        204,328        3,851,730
Fees waived/and or expenses reimbursed by the Advisor ...       (187,622)       (39,726)       (19,034)        (317,341)
Fees paid indirectly ....................................           (185)           (33)           (23)          (2,380)
                                                            -----------------------------------------------------------
NET EXPENSES ............................................        896,494        329,229        185,271        3,532,009
                                                            -----------------------------------------------------------

NET INVESTMENT INCOME (LOSS) ............................      1,479,315        367,921        967,853       (2,547,314)
                                                            -----------------------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ..       (267,612)     2,971,167        248,704      (18,688,759)
Net change in unrealized appreciation/
  depreciation on investments ...........................     20,461,948      1,163,352            824       50,416,345
                                                            -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........     20,194,336      4,134,519        249,528       31,727,586
                                                            -----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $ 21,673,651    $ 4,502,440    $ 1,217,381    $  29,180,272
                                                            ===========================================================
(A) Net of foreign tax withholding of: ..................   $      1,391    $        --    $        --    $      18,752

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                SHORT                                    STRATEGIC
                                                               DURATION                    SMALL CAP       VALUE
                                                                 FIXED        SMALL          VALUE        AND HIGH
                                                                INCOME         CAP       OPPORTUNITIES     INCOME
                                                                 FUND          FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities ......................   $       --   $        --    $        --    $  23,912
Dividends from non-affiliated securities(A) ...............           --       481,854      1,464,051           --
Income from securities loaned .............................          643        14,748          7,201           --
Interest ..................................................    1,849,558            --             --           --
                                                              ----------------------------------------------------
TOTAL INVESTMENT INCOME ...................................    1,850,201       496,602      1,471,252       23,912
                                                              ----------------------------------------------------
EXPENSES
Investment advisory fees ..................................       87,902       288,765      1,154,768        2,370
Distribution expenses, Class A ............................           --        73,863             --           32
Distribution expenses, Class C ............................           --         1,832             --           52
Shareholder servicing fees ................................       27,283        29,872        303,886           --
Administration fees .......................................       56,827        67,847        197,016        1,556
Custodian fees ............................................        8,275        10,865         40,991          430
Professional fees .........................................       11,851        12,455         27,337        2,570
Transfer agent fees, Class A ..............................           --        10,423             --          118
Transfer agent fees, Class C ..............................           --            --             --            3
Transfer agent fees, Class Y ..............................           --            --             --        5,232
Transfer agent fees, Class Z ..............................       57,243            --        166,083           --
Transfer agent fees and expenses, Class A .................           --         9,564             --           --
Transfer agent fees and expenses, Class Y .................           --            --             --        6,366
Transfer agent fees and expenses, Class Z .................       26,629            --         29,566           --
Reports to shareholders ...................................        6,611         7,663         21,891        1,415
Trustees' fees and expenses ...............................        1,538         1,603          4,924          122
Registration fees .........................................        9,902         8,770         14,693          130
Other expenses ............................................        6,464         6,305         17,691        1,005
                                                              ----------------------------------------------------
TOTAL EXPENSES ............................................      300,525       529,827      1,978,846       21,401
Fees waived/and or expenses reimbursed by the Advisor .....      (36,999)      (75,557)       (66,752)     (18,392)
Fees paid indirectly ......................................         (344)          (93)        (7,416)        (179)
                                                              ----------------------------------------------------
NET EXPENSES ..............................................      263,182       454,177      1,904,678        2,830
                                                              ----------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..............................    1,587,019        42,425       (433,426)      21,082
                                                              ----------------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ....     (198,271)   10,045,661      3,137,953      255,187
Net change in unrealized appreciation/
  depreciation on investments .............................      550,807    (1,649,863)    19,223,463     (112,668)
                                                              ----------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..........      352,536     8,395,798     22,361,416      142,519
                                                              ----------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................   $1,939,555   $ 8,438,223    $21,927,990    $ 163,601
                                                              ====================================================
(A) Net of foreign tax withholding of: ....................   $       --   $        --    $       608    $      --

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                                          ULTRA SHORT
                                                             TAX-EXEMPT     DURATION         VALUE
                                                                BOND      FIXED INCOME   OPPORTUNITIES
                                                                FUND          FUND            FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ...............................................   $        --    $     3,993    $  1,133,485
Income from securities loaned ...........................            --            244          11,783
Interest ................................................     2,619,104      4,809,502              --
                                                            ------------------------------------------
TOTAL INVESTMENT INCOME .................................     2,619,104      4,813,739       1,145,268
                                                            ------------------------------------------
EXPENSES
Investment advisory fees ................................       175,698        204,742         372,873
Distribution expenses, Class A ..........................       106,328             --             767
Distribution expenses, Class C ..........................            --             --           2,252
Shareholder servicing fees ..............................        40,888         63,988          40,459
Transfer agent fees and expenses, Class A ...............         9,663             --              --
Transfer agent fees and expenses, Class Z ...............            --         48,495          17,803
Transfer agent fees, Class A ............................         6,429             --              34
Transfer agent fees, Class C ............................            --             --              51
Transfer agent fees, Class Z ............................            --        104,413          28,728
Administration fees .....................................        96,665        119,041          81,752
Custodian fees ..........................................        10,954         13,863           5,929
Professional fees .......................................        15,409         16,985          10,325
Reports to shareholders .................................         9,889         15,147           8,482
Trustees' fees and expenses .............................         2,251          3,499           1,941
Registration fees .......................................        11,015         23,521          11,501
Other expenses ..........................................         8,931         12,861           7,790
                                                            ------------------------------------------
TOTAL EXPENSES ..........................................       494,120        626,555         590,687
Fees waived/and or expenses reimbursed by the Advisor ...       (82,072)       (65,940)        (16,877)
Fees paid indirectly ....................................           (50)        (1,211)         (2,029)
                                                            ------------------------------------------
NET EXPENSES ............................................       411,998        559,404         571,781
                                                            ------------------------------------------
NET INVESTMENT INCOME ...................................     2,207,106      4,254,335         573,487
                                                            ------------------------------------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ...........       322,512        131,842       5,509,136
Net change in unrealized appreciation/
  depreciation on investments ...........................      (773,168)       667,565       1,752,825
                                                            ------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS      (450,656)       799,407       7,261,961
                                                            ------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $ 1,756,450    $ 5,053,742    $  7,835,448
                                                            ==========================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                      CLOVER CORE
                                                      FIXED INCOME                   DIVERSIFIED
                                                          FUND                       GROWTH FUND
---------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                      SIX MONTHS
                                                 ENDED           YEAR           ENDED           YEAR
                                               MARCH 31,         ENDED        MARCH 31,         ENDED
                                                 2007        SEPTEMBER 30,      2007        SEPTEMBER 30,
                                              (UNAUDITED)        2006        (UNAUDITED)        2006
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                        $   489,345    $  1,033,314     $    106,803   $     114,799
Net realized gains (losses)
  from security transactions                     (32,426)       (217,802)           1,277       6,209,237
Net change in unrealized
  appreciation/depreciation on investments        12,998        (174,709)       7,436,493        (323,638)
                                             ------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       469,917         640,803        7,544,573       6,000,398
                                             ------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A                        --              --         (110,282)       (121,417)
From net investment income, Class I             (488,753)     (1,047,680)              --              --
From net realized gains, Class I                      --        (608,327)              --              --
                                             ------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS                 (488,753)     (1,656,007)        (110,282)       (121,417)
                                             ------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                             --              --          381,638       7,078,282
Reinvested distributions                              --              --            7,296           7,657
Payments for shares redeemed                          --              --       (6,967,021)
                                             ------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS                          --              --       (6,578,087)     (4,940,875)
                                             ------------------------------------------------------------
CLASS I
Proceeds from shares sold                      1,895,866       4,777,848               --              --
Reinvested distributions                         469,870       1,601,713               --              --
Payments for shares redeemed                  (4,117,810)     (9,841,174)              --              --
                                             ------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS I SHARE TRANSACTIONS                  (1,752,074)     (3,461,613)              --              --
                                             ------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (1,770,910)     (4,476,817)         856,204         938,106
NET ASSETS
Beginning of period                           21,689,289      26,166,106      117,498,340     116,560,234
                                             ------------------------------------------------------------
End of period                                $19,918,379    $ 21,689,289     $118,354,544   $ 117,498,340
                                             ============================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS)     $       326    $         --     $     (7,443)  $          --
                                             ============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                           DIVERSIFED
                                                                            SMALL CAP                     DIVERSIFIED
                                                                           VALUE FUND                      VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS                        SIX MONTHS
                                                                     ENDED           YEAR             ENDED             YEAR
                                                                   MARCH 31,         ENDED          MARCH 31,          ENDED
                                                                     2007        SEPTEMBER 30,         2007        SEPTEMBER 30,
                                                                (UNAUDITED)(A)       2006         (UNAUDITED)(B)        2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ................................   $    (236,239)   $  (1,220,521)   $   1,194,275    $   2,212,710
Net realized gains from security transactions ...............      26,186,327       74,451,036       19,849,250        5,167,491
Net change in unrealized appreciation/depreciation on
  investments ...............................................          33,415      (44,693,056)      (8,435,751)       9,322,847
                                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................      25,983,503       28,537,459       12,607,774       16,703,048
                                                                ----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........................              --               --       (1,199,194)      (2,246,752)
From net investment income, Class C .........................              --               --              (15)              --
From net realized gains, Class A ............................          (3,401)              --       (6,460,247)     (13,479,191)
From net realized gains, Class C ............................          (4,650)              --              (38)              --
From net realized gains, Class Z ............................     (74,856,107)     (60,867,084)              --               --
                                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...     (74,864,158)     (60,867,084)      (7,659,494)     (15,725,943)
                                                                ----------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................................         106,103               --        1,284,302        7,837,850
Reinvested distributions ....................................           3,401               --        1,993,732        4,209,554
Payments for shares redeemed ................................          (9,595)              --       (7,402,849)     (13,970,168)
                                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS ................................          99,909               --       (4,124,815)      (1,922,764)
                                                                ----------------------------------------------------------------
CLASS C
Proceeds from shares sold ...................................          37,000               --            5,260               --
Reinvested distributions ....................................           4,650               --               53               --
                                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS ................................          41,650               --            5,313               --
                                                                ----------------------------------------------------------------
CLASS Z
Proceeds from shares sold ...................................      12,103,030       37,823,898               --               --
Reinvested distributions ....................................      71,871,313       59,757,740               --               --
Payments for shares redeemed ................................     (64,607,207)    (255,984,525)              --               --
                                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS ................................      19,367,136     (158,402,887)              --               --
                                                                ----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................     (29,371,960)    (190,732,152)         828,778         (945,659)

Net Assets
Beginning of period .........................................     259,278,620      450,011,132      167,596,573      168,542,232
                                                                ----------------------------------------------------------------
End of period ...............................................   $ 229,906,660    $ 259,278,620    $ 168,425,351    $ 167,596,573
                                                                ================================================================
ACCUMULATED NET INVESTMENT LOSS .............................   $    (236,239)   $          --    $     (10,302)   $          --
                                                                ================================================================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Class C represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                            FAMILY                       HEALTHCARE AND
                                                                       HERITAGE(R) FUND                BIOTECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS                       SIX MONTHS
                                                                     ENDED           YEAR             ENDED           YEAR
                                                                   MARCH 31,         ENDED          MARCH 31,         ENDED
                                                                     2007        SEPTEMBER 30,        2007        SEPTEMBER 30,
                                                                (UNAUDITED)(A)       2006        (UNAUDITED)(A)       2006
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ................................    $  1,153,897    $    198,532     $   (175,664)   $    (626,652)
Net realized gains from security transactions ...............       1,236,138       3,637,615        3,084,203        1,219,117
Net change in unrealized appreciation/depreciation
  on investments ............................................       3,531,063      (1,310,466)        (604,764)        (456,843)
                                                                ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................       5,921,098       2,525,681        2,303,775          135,622
                                                                ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........................      (1,156,585)       (202,429)              --               --
In excess of net investment income, Class A .................              --         (24,705)              --               --
From net realized gains, Class A ............................              --              --       (1,868,667)      (1,786,077)
From net realized gains, Class C ............................              --              --              (37)              --
                                                                ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...      (1,156,585)       (227,134)      (1,868,704)      (1,786,077)
                                                                ---------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................................         293,221       2,147,532        3,188,234       25,828,040
Reinvested distributions ....................................         147,757          28,791        1,828,887        1,767,486
Payments for shares redeemed ................................      (5,530,249)     (8,542,152)     (14,758,799)     (30,566,992)
                                                                ---------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS ................................      (5,089,271)     (6,365,829)      (9,741,678)      (2,971,466)
                                                                ---------------------------------------------------------------
CLASS C
Proceeds from shares sold ...................................           1,000              --           36,000               --
Reinvested distributions ....................................              --              --               37               --
                                                                ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS ................................           1,000              --           36,037               --
                                                                ---------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS ................................        (323,758)     (4,067,282)      (9,270,570)      (4,621,921)

NET ASSETS
Beginning of period .........................................      80,380,974      84,448,256       55,120,282       59,742,203
                                                                ---------------------------------------------------------------
End of period ...............................................    $ 80,057,216    $ 80,380,974     $ 45,849,712    $  55,120,282
                                                                ===============================================================
ACCUMULATED NET INVESTMENT LOSS .............................    $     (2,688)   $         --     $   (175,664)   $          --
                                                                ===============================================================

(A) Class C represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                          HLAM LARGE
                                                                         CAP QUALITY                   INTERNATIONAL
                                                                          STOCK FUND                    EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS                      SIX MONTHS
                                                                    ENDED           YEAR            ENDED           YEAR
                                                                  MARCH 31,         ENDED         MARCH 31,         ENDED
                                                                    2007        SEPTEMBER 30,        2007       SEPTEMBER 30,
                                                                 (UNAUDITED)        2006        (UNAUDITED)(A)       2006
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .......................................   $     37,306    $     34,294    $     247,875   $   1,529,624
Net realized gains from security transactions ...............      3,192,131       1,766,260        7,959,144      31,702,789
Net realized gains from foreign currency transactions .......             --              --          338,063          30,160
Net change in unrealized appreciation/depreciation on
  investments ...............................................     (2,627,162)       (213,314)      14,226,208     (11,427,749)
Net change in unrealized appreciation/depreciation
  from foreign currency transactions ........................             --              --          (29,026)         57,041
                                                                -------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................        602,275       1,587,240       22,742,264      21,891,865
                                                                -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........................             --              --       (1,945,480)     (1,747,820)
From net investment income, Class C .........................             --              --             (204)             --
From net investment income, Class II ........................        (36,717)        (34,793)              --              --
From net realized gains, Class A ............................             --              --       (6,592,570)             --
From net realized gains, Class C ............................             --              --             (703)             --
From net realized gains, Class II ...........................     (1,611,938)     (3,852,621)              --              --
                                                                -------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...     (1,648,655)     (3,887,414)      (8,538,957)     (1,747,820)
                                                                -------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................................             --              --        3,266,363      14,416,258
Reinvested distributions ....................................             --              --        2,039,158         168,196
Payments for shares redeemed ................................             --              --      (16,333,481)
NET INCREASE (DECREASE) IN NET ASSETS FROM
                                                                -------------------------------------------------------------
CLASS A SHARE TRANSACTIONs ..................................             --              --      (11,027,960)      3,263,075
                                                                -------------------------------------------------------------
CLASS C
Proceeds from shares sold ...................................             --              --          262,035              --
Reinvested distributions ....................................             --              --              907              --
Payments for shares redeemed ................................             --              --           (4,445)             --
NET INCREASE IN NET ASSETS FROM
                                                                -------------------------------------------------------------
CLASS C SHARE TRANSACTIONS ..................................             --              --          258,497              --
                                                                -------------------------------------------------------------
CLASS II
Proceeds from shares sold ...................................      2,531,508         424,585               --              --
Reinvested distributions ....................................      1,343,944       3,746,212               --              --
Payments for shares redeemed ................................     (3,541,969)     (5,706,723)              --              --
                                                                -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CLASS II SHARE TRANSACTIONS .................................        333,483      (1,535,926)              --              --
                                                                -------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................       (712,897)     (3,836,100)       3,433,844      23,407,120
NET ASSETS
Beginning of period .........................................     12,303,570      16,139,670      151,336,063     127,928,943
                                                                -------------------------------------------------------------
End of period ...............................................   $ 11,590,673    $ 12,303,570    $ 154,769,907   $ 151,336,063
                                                                =============================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) ....................   $        589    $         --    $     (43,035)  $          --
                                                                =============================================================

(A) Class C represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         PITCAIRN
                                                                        MID CAP FUND                SELECT VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS                     SIX MONTHS
                                                                    ENDED          YEAR           ENDED          YEAR
                                                                  MARCH 31,        ENDED        MARCH 31,        ENDED
                                                                    2007       SEPTEMBER 30,       2007       SEPTEMBER 30,
                                                                 (UNAUDITED)       2006        (UNAUDITED)       2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .......................................   $  1,479,315   $     72,092    $   367,921   $    796,845
Net realized gains (losses) from security transactions ......       (267,612)      (334,728)     2,971,167      5,306,396
Net change in unrealized appreciation/depreciation
  on investments ............................................     20,461,948        906,899      1,163,352       (489,282)
                                                                ----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................     21,673,651        644,263      4,502,440      5,613,959
                                                                ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class Y .........................     (1,499,729)        (1,586)            --             --
From net investment income, Class Z .........................        (12,723)            --             --             --
From net investment income, Class II ........................             --             --       (369,630)      (814,340)
From net realized gains, Class Z ............................             --        (61,105)            --
From net realized gains, Class II ...........................             --             --     (5,522,872)    (6,049,387)
                                                                ----------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...     (1,512,452)       (62,691)    (5,892,502)    (6,863,727)
                                                                ----------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS Y
Proceeds from shares sold ...................................    215,187,845     86,237,355             --             --
Reinvested distributions ....................................         84,244         62,687             --             --
Payments for shares redeemed ................................    (12,878,089)      (689,660)            --             --
                                                                ----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS Y SHARE TRANSACTIONS ................................    202,394,000     85,610,382             --             --
                                                                ----------------------------------------------------------
CLASS Z (A)
Proceeds from shares sold ...................................      3,175,348        348,562             --             --
Reinvested distributions ....................................          1,881             --             --             --
Payments for shares redeemed ................................       (538,054)            --             --             --
                                                                ----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS ................................      2,639,175        348,562             --             --
                                                                ----------------------------------------------------------
CLASS II
Proceeds from shares sold ...................................             --             --        127,698      3,178,558
Reinvested distributions ....................................             --             --      1,891,342      2,179,825
Payments for shares redeemed ................................             --             --     (5,260,606)    (9,587,566)
                                                                ----------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS II SHARE TRANSACTIONS ...............................             --             --     (3,241,566)    (4,229,183)
                                                                ----------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................    225,194,374     86,540,516     (4,631,628)    (5,478,951)

NET ASSETS
Beginning of period .........................................     87,382,132        841,616     59,920,926     65,399,877
                                                                ----------------------------------------------------------
End of period ...............................................   $312,576,506   $ 87,382,132    $55,289,298   $ 59,920,926
                                                                ==========================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) ....................   $     37,616   $         --    $    (4,274)  $         --
                                                                ==========================================================

(A)   Class Z shares commenced operations on April 24, 2006.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                       PITCAIRN                    SANDS CAPITAL
                                                                   TAXABLE BOND FUND              SELECT GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                      SIX MONTHS
                                                                ENDED           YEAR            ENDED            YEAR
                                                              MARCH 31,         ENDED         MARCH 31,          ENDED
                                                                2007        SEPTEMBER 30,       2007         SEPTEMBER 30,
                                                             (UNAUDITED)        2006         (UNAUDITED)         2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ............................   $    967,853    $  2,108,755    $  (2,547,314)   $  (3,883,664)
Net realized gains (losses) from security transactions ..        248,704        (356,274)     (18,688,759)      (6,346,760)
Net change in unrealized appreciation/depreciation on
  investments ...........................................           824        (516,570)      50,416,345       (17,798,702)
                                                            --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...      1,217,381       1,235,911       29,180,272      (28,029,126)
                                                            --------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class II ....................       (967,990)     (2,110,784)              --               --
                                                            --------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  CLASS Y
Proceeds from shares sold ...............................             --              --       46,649,598      148,235,482
Payments for shares redeemed ............................             --              --      (53,991,994)     (36,499,523)
                                                            --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Y SHARE TRANSACTIONS ............................             --              --       (7,342,396)     111,735,959
                                                            --------------------------------------------------------------
CLASS Z
Proceeds from shares sold ...............................             --              --       54,226,978      284,523,520
Payments for shares redeemed ............................             --              --      (90,892,521)     (65,813,872)
                                                            --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS ............................             --              --      (36,665,543)     218,709,648
                                                            --------------------------------------------------------------
CLASS II
Proceeds from shares sold ...............................      1,475,482       4,636,284               --               --
Reinvested distributions ................................        211,908         497,557               --               --
Payments for shares redeemed ............................     (5,830,437)     (8,046,185)              --               --
                                                            --------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS II SHARE TRANSACTIONS ...........................     (4,143,047)     (2,912,344)              --               --
                                                            --------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................     (3,893,656)     (3,787,217)     (14,827,667)     302,416,481

NET ASSETS
Beginning of period .....................................     44,181,375      47,968,592      547,391,585      244,975,104
                                                            --------------------------------------------------------------
End of period ...........................................   $ 40,287,719    $ 44,181,375    $ 532,563,918    $ 547,391,585
                                                            ==============================================================
ACCUMULATED NET INVESTMENT LOSS .........................   $        (33)   $         --    $  (2,547,314)   $          --
                                                            ==============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                           SHORT DURATION
                                                                          FIXED INCOME FUND                SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS                      SIX MONTHS
                                                                        ENDED          YEAR            ENDED            YEAR
                                                                      MARCH 31,        ENDED          MARCH 31,         ENDED
                                                                        2007       SEPTEMBER 30,        2007        SEPTEMBER 30,
                                                                     (UNAUDITED)       2006        (UNAUDITED)(A)       2006
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ....................................   $  1,587,019   $   3,665,400    $     42,425    $    (138,000)
Net realized gains (losses) from security transactions ..........       (198,271)       (583,772)     10,045,661        7,012,032
Net change in unrealized appreciation/depreciation
  on investments ................................................        550,807        (409,885)     (1,649,863)      (1,834,993)
                                                                    -------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................      1,939,555       2,671,743       8,438,223        5,039,039
                                                                    -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .............................     (1,559,283)     (3,966,690)             --               --
From net realized gains, Class A ................................             --              --     (10,130,964)     (12,655,814)
From net realized gains, Class C ................................             --                            (116)
                                                                    -------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .......     (1,559,283)     (3,966,690)    (10,131,080)     (12,655,814)
                                                                    -------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................................             --              --         492,738        3,652,966
Reinvested distributions ........................................             --              --       3,273,099        4,109,146
Payments for shares redeemed ....................................             --              --      (5,502,702)     (13,187,462)
                                                                    -------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS ....................................             --              --      (1,736,865)      (5,425,350)
                                                                    -------------------------------------------------------------
CLASS C
Proceeds from shares sold .......................................             --              --           1,000               --
Reinvested distributions ........................................             --              --             116               --
                                                                    -------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS ....................................             --              --           1,116               --
                                                                    -------------------------------------------------------------
CLASS Z
Proceeds from shares sold .......................................      1,646,789       2,811,911              --               --
Reinvested distributions ........................................      1,539,713       3,910,664              --               --
Payments for shares redeemed ....................................    (13,367,908)    (42,170,628)             --               --
                                                                    -------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS ....................................    (10,181,406)    (35,448,053)             --               --
                                                                    -------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS ....................................     (9,801,134)    (36,743,000)     (3,428,606)     (13,042,125)
                                                                    -------------------------------------------------------------
NET ASSETS
Beginning of period .............................................     76,089,722     112,832,722      82,897,195       95,939,320
                                                                    -------------------------------------------------------------
End of period ...................................................   $ 66,288,588   $  76,089,722    $ 79,468,589    $  82,897,195
                                                                    =============================================================
ACCUMULATED NET INVESTMENT LOSS .................................   $     27,659   $          --    $     42,425    $          --
                                                                    =============================================================

(A) Class C represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                               SMALL CAP                STRATEGIC VALUE
                                                                          VALUE OPPORTUNITIES             AND HIGH INCOME
                                                                                  FUND                         FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS                    SIX MONTHS
                                                                          ENDED          YEAR           ENDED          YEAR
                                                                        MARCH 31,        ENDED        MARCH 31,        ENDED
                                                                          2007       SEPTEMBER 30,      2007       SEPTEMBER 30,
                                                                       (UNAUDITED)       2006      (UNAUDITED)(A)       2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) .......................................   $   (433,426) $   (784,311)   $  21,082     $      27,877
Net realized gains from security transactions ......................      3,137,953     6,793,128      255,187               174
Net change in unrealized appreciation/depreciation on investments ..     19,223,463    (5,773,884)    (112,668)          (13,494)
                                                                       ---------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................     21,927,990       234,933      163,601            14,557
                                                                       ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ................................             --            --         (237)               --
From net investment income, Class C ................................             --            --           (4)               --
From net investment income, Class Y ................................             --            --      (20,706)          (27,885)
From net investment income, Class Z ................................             --      (123,995)          --                --
From net realized gains, Class A ...................................             --            --           (3)               --
From net realized gains, Class C ...................................             --            --           (1)               --
From net realized gains, Class Y ...................................             --            --       (3,430)           (5,832)
From net realized gains, Class Z ...................................     (6,056,120)   (1,644,383)          --                --
                                                                       ---------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS ....................................     (6,056,120)   (1,768,378)     (24,381)          (33,717)
                                                                       ---------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ..........................................             --            --       46,241                --
Reinvested distributions ...........................................             --            --          240                --
Payments for shares redeemed .......................................             --            --       (4,085)               --
                                                                       ---------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS .......................................             --            --       42,396                --
                                                                       ---------------------------------------------------------
CLASS C
Proceeds from shares sold ..........................................             --            --        1,000                --
Reinvested distributions ...........................................             --            --            5                --
                                                                       ---------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS .......................................             --            --        1,005                --
                                                                       ---------------------------------------------------------
CLASS Y
Proceeds from shares sold ..........................................             --            --       32,373         2,524,125
Reinvested distributions ...........................................             --            --       21,836            33,401
Payments for shares redeemed .......................................             --            --     (858,182)         (802,978)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Y SHARE TRANSACTIONS .......................................             --            --     (803,973)        1,754,548
                                                                       ---------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                       SMALL CAP                  STRATEGIC VALUE
                                                  VALUE OPPORTUNITIES             AND HIGH INCOME
                                                          FUND                         FUND
--------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                   SIX MONTHS
                                                  ENDED          YEAR           ENDED          YEAR
                                                MARCH 31,        ENDED        MARCH 31,        ENDED
                                                  2007       SEPTEMBER 30,      2007       SEPTEMBER 30,
                                               (UNAUDITED)       2006      (UNAUDITED)(A)       2006
--------------------------------------------------------------------------------------------------------
CLASS Z
Proceeds from shares sold ..................     39,394,988   234,392,976           --              --
Reinvested distributions ...................      5,737,368     1,751,676           --              --
Payments for shares redeemed ...............    (86,121,680)  (59,414,549)          --              --
                                               -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS ...............    (40,989,324)  176,730,103           --              --
                                               -------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....    (25,117,454)  175,196,658     (621,352)      1,735,388

NET ASSETS

Beginning of period ........................    249,431,235    74,234,577    2,541,692         806,304
                                               -------------------------------------------------------
End of period ..............................   $224,313,781  $249,431,235   $1,920,340      $2,541,692
                                               =======================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) ...   $   (433,426) $         --   $      243      $       --
                                               =======================================================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through March 31, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               ULTRA SHORT
                                                                               TAX-EXEMPT                     DURATION FIXED
                                                                               BOND FUND                       INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS                      SIX MONTHS
                                                                          ENDED           YEAR           ENDED            YEAR
                                                                        MARCH 31,        ENDED          MARCH 31,         ENDED
                                                                          2007       SEPTEMBER 30,        2007        SEPTEMBER 30,
                                                                       (UNAUDITED)        2006         (UNAUDITED)        2006
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .............................................   $  2,207,106    $  4,544,266     $ 4,254,335    $   9,687,262
Net realized gains (losses) from security transactions ............        322,512         353,485         131,842         (336,961)
Net change in unrealized appreciation/depreciation on
  investments .....................................................       (773,168)       (890,993)        667,565         (571,064)
                                                                      -------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................      1,756,450       4,006,758       5,053,742        8,779,237
                                                                      -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...............................     (2,203,171)     (4,431,540)             --               --
From net investment income, Class Z ...............................             --              --      (4,191,125)      (9,755,714)
From net realized gains, Class A ..................................       (185,535)     (1,409,044)             --               --
                                                                      -------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .........     (2,388,706)     (5,840,584)     (4,191,125)      (9,755,714)
                                                                      -------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .........................................      6,715,723      18,284,442              --               --
Reinvested distributions ..........................................        105,299         492,024              --               --
Payments for shares redeemed ......................................     (7,073,295)    (10,850,595)             --               --
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS ......................................       (252,273)      7,925,871              --               --
                                                                      -------------------------------------------------------------
CLASS Z
Proceeds from shares sold .........................................             --              --      12,422,328       36,786,959
Reinvested distributions ..........................................             --              --       4,052,776        9,413,370
Payments for shares redeemed ......................................             --              --     (35,298,991)    (176,729,225)
                                                                      -------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS ......................................             --              --     (18,823,887)    (130,528,896)
                                                                      -------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................       (884,529)      6,092,045     (17,961,270)    (131,505,373)

NET ASSETS
Beginning of period ...............................................    117,666,570     111,574,525     173,716,231      305,221,604
                                                                      -------------------------------------------------------------
End of period .....................................................   $116,782,041    $117,666,570     $155,754,961   $ 173,716,231
                                                                      =============================================================
ACCUMULATED NET INVESTMENT INCOME .................................   $    226,228    $         --     $     63,345   $          --
                                                                      =============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                                 VALUE OPPORTUNITIES
                                                                                        FUND
---------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED           YEAR
                                                                              MARCH 31,         ENDED
                                                                                2007        SEPTEMBER 30,
                                                                           (UNAUDITED)(A)       2006
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..................................................    $    573,487    $     546,164
Net realized gains from security transactions ..........................       5,509,136       17,333,397
Net change in unrealized appreciation/depreciation on investments ......       1,752,825       (9,531,377)
                                                                           ------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................       7,835,448        8,348,184
                                                                           ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ....................................            (251)              --
From net investment income, Class C ....................................            (356)              --
From net investment income, Class Z ....................................        (576,263)        (549,006)
From net realized gains, Class A .......................................            (183)              --
From net realized gains, Class C .......................................          (1,928)              --
From net realized gains, Class Z .......................................     (18,377,100)      (9,232,072)
                                                                           ------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..............     (18,956,081)      (9,781,078)
                                                                           ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ..............................................         143,307               --
Reinvested distributions ...............................................             434               --
Payments for shares redeemed ...........................................         (28,972)              --
                                                                           ------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS .............         114,769               --
                                                                           ------------------------------
CLASS C
Proceeds from shares sold ..............................................         181,826               --
Reinvested distributions ...............................................           2,284               --
Payments for shares redeemed ...........................................         (10,036)              --
                                                                           ------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS .............         174,074               --
                                                                           ------------------------------
CLASS Z
Proceeds from shares sold ..............................................       3,950,258       21,531,751
Reinvested distributions ...............................................      17,971,528        9,501,446
Payments for shares redeemed ...........................................     (14,720,521)    (100,813,313)
                                                                           ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS ..       7,201,265      (69,780,116)
                                                                           ------------------------------
TOTAL DECREASE IN NET ASSETS ...........................................      (3,630,525)     (71,213,010)

NET ASSETS
Beginning of period ....................................................     100,038,290      171,251,300
                                                                           ------------------------------
End of period ..........................................................    $ 96,407,765    $ 100,038,290
                                                                           ==============================
ACCUMULATED NET INVESTMENT LOSS ........................................    $     (5,225)   $          --
                                                                           ==============================

(A) Classes A and C represent the period from commencement of operations (November 20, 2006) through March 31, 2007.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
CLOVER CORE FIXED INCOME FUND - CLASS I
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED
                                                      MARCH 31,                    YEAR ENDED SEPTEMBER 30,
                                                         2007      -------------------------------------------------------
                                                     (UNAUDITED)     2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $   9.58      $   9.94      $  10.27   $  10.40   $  10.55   $  10.20
                                                     ---------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ..........................       0.22          0.39          0.42       0.43       0.45       0.52
  Net realized and unrealized gains
    (losses) on investments ......................      (0.01)        (0.12)        (0.19)     (0.13)     (0.10)      0.35
                                                     ---------------------------------------------------------------------
Total from investment operations .................       0.21          0.27          0.23       0.30       0.35       0.87
                                                     ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...........      (0.22)        (0.40)        (0.42)     (0.43)     (0.47)     (0.52)
  Distributions from net realized gains ..........         --         (0.23)        (0.14)        --      (0.03)        --
                                                     ---------------------------------------------------------------------
Total distributions ..............................      (0.22)        (0.63)        (0.56)     (0.43)     (0.50)     (0.52)
                                                     ---------------------------------------------------------------------
Net asset value at end of period .................   $   9.57      $   9.58      $   9.94   $  10.27   $  10.40   $  10.55
                                                     =====================================================================
Total return .....................................       2.22%(A)      2.87%         2.27%      2.97%      3.37%      8.85%
                                                     =====================================================================
Net assets at end of period (000's) ..............   $ 19,918      $ 21,689      $ 26,166   $ 32,334   $ 43,391   $ 42,924
                                                     =====================================================================
Ratio of net expenses to average net assets ......       0.89%(B)      0.91%(C)      0.80%      0.80%      0.78%      0.75%
Ratio of gross expenses to average net assets ....       0.93%(B)      0.95%         0.86%      0.85%      0.87%      0.87%
Ratio of net investment income
  to average net assets ..........................       4.62%(B)      4.13%         3.91%      3.94%      4.25%      5.03%
Portfolio turnover rate ..........................         82%(B)        62%           70%        45%        46%        49%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.89%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFED GROWTH FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                YEAR ENDED                          YEAR ENDED
                                                 MARCH 31,             SEPTEMBER 30,                       OCTOBER 31,
                                                    2007      ---------------------------------   -----------------------------
                                                (UNAUDITED)     2006       2005      2004(A)        2003      2002       2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $   6.10      $   5.80   $   5.36   $   5.25      $  4.40   $  5.66    $   9.18
                                                -------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ..............       0.01          0.01       0.03         --           --     (0.01)      (0.03)
  Net realized and unrealized gains
    (losses) on investments .................       0.39          0.30       0.44       0.11         0.85     (1.25)      (3.49)
                                                -------------------------------------------------------------------------------
Total from investment operations ............       0.40          0.31       0.47       0.11         0.85     (1.26)      (3.52)
                                                -------------------------------------------------------------------------------
Dividends from net investment income ........      (0.01)        (0.01)     (0.03)      0.00 (B)       --        --          --
                                                -------------------------------------------------------------------------------
Net asset value at end of period ............   $   6.49      $   6.10   $   5.80   $   5.36      $  5.25   $  4.40    $   5.66
                                                ===============================================================================
Total return (C) ............................       6.49%(D)      5.28%      8.71%      2.14%(D)    19.32%   (22.26%)    (38.34%)
                                                ===============================================================================
Net assets at end of period (000s) ..........   $118,355      $117,498   $116,560   $104,528      $95,724   $82,368    $107,141
                                                ===============================================================================
Ratio of net expenses
  to average net asset ......................       1.10%(E)      1.05%      1.10%      1.02%(E)     1.01%     1.01%       1.00%
Ratio of gross expenses
  to average net assets .....................       1.23%(E)      1.19%      1.23%      1.15%(E)     1.16%     1.14%       1.17%
Ratio of net investment income
  (loss) to average net assets ..............       0.18%(E)      0.10%      0.48%      0.00%(E)     0.05%    (0.15%)     (0.44%)
Portfolio turnover rate .....................         83%(E)        73%        56%        53%(E)       70%       35%         37%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------
DIVERSIFIED SMALL CAP VALUE FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------
                                                            PERIOD ENDED
                                                           MARCH 31, 2007
                                                           (UNAUDITED) (A)
--------------------------------------------------------------------------
Net asset value at beginning of period .................      $26.95
                                                              ------
Income (loss) from investment operations:
    Net investment income ..............................        0.00(B)
    Net realized and unrealized losses on investments          (7.15)
                                                              ------
Total from investment operations .......................       (7.15)
                                                              ------
Net asset value at end of period .......................      $19.80
                                                              ======
Total return (C) .......................................        2.93%
                                                              ======
Net assets at end of period (000s) .....................      $   98
                                                              ======
Ratio of net expenses to average net assets ............        1.46%(D)
Ratio of gross expenses to average net assets ..........       75.67%(D)
Ratio of net investment loss to average net assets .....       (0.08%)(D)
Portfolio turnover rate ................................          84%(D)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B)   Amount rounds to less than $0.01 per share.

(C) Total return shown excludes the effect of applicable sales loads and is not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

DIVERSIFIED SMALL CAP VALUE FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------
                                                         PERIOD ENDED
                                                        MARCH 31, 2007
                                                        (UNAUDITED)(A)
----------------------------------------------------------------------
Net asset value at beginning of period ..............      $26.95
                                                           ------
Income (loss) from investment operations:
    Net investment income ...........................       (0.03)
    Net realized and unrealized losses on investments       (7.14)
                                                           ------
Total from investment operations ....................       (7.17)
                                                           ------
Net asset value at end of period ....................      $19.78
                                                           ======
Total return (B) ....................................        2.82%
                                                           ======
Net assets at end of period (000s) ..................      $   38
                                                           ======
Ratio of net expenses to average net assets .........        2.01% (C)
Ratio of gross expenses to average net assets .......       97.89% (C)
Ratio of net investment loss to average net assets ..       (0.64%)(C)
Portfolio turnover rate .............................          84% (C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP VALUE FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                      YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007  ---------------------------------------------------------
                                               (UNAUDITED)     2006           2005      2004      2003          2002
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $  25.10       $  27.63       $  23.76  $  19.23  $  15.20      $  16.69
                                             -------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   (0.01)         (0.12)         (0.14)    (0.01)     0.01          0.06
  Net realized and unrealized gains
    (losses) on investments                      (5.27)          2.12           4.01      4.57      4.04         (1.50)
                                             -------------------------------------------------------------------------
Total from investment operations                 (5.28)          2.00           3.87      4.56      4.05         (1.44)
                                             -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              --             --             --     (0.03)    (0.02)(A)     (0.05)
  Distributions from net realized gains             --          (4.53)            --        --        --            --
                                             -------------------------------------------------------------------------
Total distributions                                 --          (4.53)            --     (0.03)    (0.02)        (0.05)
                                             =========================================================================
Net asset value at end of period              $  19.82       $  25.10       $  27.63  $  23.76  $  19.23      $  15.20
                                             =========================================================================
Total return                                     10.62% (B)      8.47%         16.29%    23.72%    26.66%        (8.69%)
                                             =========================================================================
Net assets at end of period (000's)           $229,771       $259,279       $450,011  $540,278  $394,946      $464,576
                                             =========================================================================
Ratio of net expenses to average net assets       1.41% (C)      1.32% (D)      1.23%     1.22%     1.27%         1.26%
Ratio of gross expenses
  to average net assets                           1.44% (C)      1.32%          1.23%     1.22%     1.27%         1.26%
Ratio of net investment income
  (loss) to average net assets                   (0.19%)(C)     (0.37%)        (0.48%)   (0.09%)    0.08%         0.31%

Portfolio turnover rate                             84% (C)        98%            78%       61%       52%           38%

(A)   Includes return of capital of $0.004.

(B)   Not annualized.

(C)   Annualized

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.31%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED VALUE FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS              YEAR ENDED                          YEAR ENDED
                                               YEAR ENDED              SEPTEMBER 30,                       OCTOBER 31,
                                             MARCH 31, 2007  ----------------------------      -------------------------------
                                               (UNAUDITED)     2006      2005     2004(A)         2003       2002       2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $   12.66       $  12.60  $  11.22  $  10.26      $    8.50   $   9.19   $  10.52
                                             ---------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...................       0.09           0.17      0.13      0.10           0.12       0.10       0.09
  Net realized and unrealized gains
    (losses)  on investments ..............       0.87           1.08      1.38      0.97           1.77      (0.69)     (1.33)
                                             ---------------------------------------------------------------------------------
Total from investment operations ..........       0.96           1.25      1.51      1.07           1.89      (0.59)     (1.24)
                                             ---------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ....      (0.09)         (0.17)    (0.13)    (0.11)         (0.13)     (0.10)     (0.09)
  Distributions from net realized gains ...      (0.50)         (1.02)       --        --             --         --         --
                                             ---------------------------------------------------------------------------------
Total distributions .......................      (0.59)         (1.19)    (0.13)    (0.11)         (0.13)     (0.10)     (0.09)
                                             ---------------------------------------------------------------------------------
Net asset value at end of period ..........  $   13.03       $  12.66  $  12.60  $  11.22      $   10.26   $   8.50   $   9.19
                                             =================================================================================
Total return (B) ..........................       7.59% (C)     10.68%    13.47%    10.50%(C)      22.43%     (6.43%)   (11.87%)
                                             =================================================================================
Net assets at end of period (000's) .......  $ 168,420       $167,597  $168,542  $152,202      $ 143,641   $122,391   $139,767
                                             =================================================================================
Ratio of net expenses
    to average net assets .................       1.10% (D)      1.06%     1.09%     1.02%(D)       1.01%      1.02%      1.00%
Ratio of gross expenses
    to average net assets .................       1.23% (D)      1.20%     1.21%     1.14%(D)       1.14%      1.13%      1.16%
Ratio of net investment income
    to average net assets .................       1.40% (D)      1.34%     1.04%     1.06%(D)       1.32%      1.17%      0.92%
Portfolio turnover rate ...................        114% (D)        48%       64%       75%(D)         59%        26%        48%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

-------------------------------------------------------------------------
DIVERSIFIED VALUE FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------
                                                              PERIOD
                                                               ENDED
                                                           MARCH 31, 2007
                                                          (UNAUDITED) (A)
-------------------------------------------------------------------------
Net asset value at beginning of period ................       $ 13.22
                                                              -------
Income from investment operations:
  Net investment income ...............................          0.02
  Net realized and unrealized gains on investments ....          0.34
                                                              -------
Total from investment operations ......................          0.36
                                                              -------
Less distributions:
  Dividends from net investment income ................         (0.03)
  Distributions from net realized gains ...............         (0.50)
                                                              -------
Total distributions ...................................         (0.53)
                                                              -------
Net asset value at end of period ......................       $ 13.05
                                                              =======
Total return (B) ......................................          2.76%
                                                              =======
Net assets at end of period (000s) ....................       $     5
                                                              =======
Ratio of net expenses to average net assets ...........          1.63%(C)
Ratio of gross expenses to average net assets .........        300.90%(C)
Ratio of net investment income to average net assets ..          0.78%(C)
Portfolio turnover rate ...............................           114%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
FAMILY HERITAGE(R) FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS             YEAR ENDED                       YEAR ENDED
                                                ENDED               SEPTEMBER 30,                     OCTOBER 31,
                                            MARCH 31, 2007   ---------------------------      ----------------------------
                                             (UNAUDITED)       2006      2005    2004(A)        2003      2002      2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $     10.25      $  9.96   $  9.38   $  8.55      $  6.97   $  7.82    $  9.87
                                            ------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ..........          0.15         0.03      0.05        --           --     (0.01)     (0.02)
  Net realized and unrealized gains
    (losses) on investments .............          0.60         0.29      0.58      0.83         1.58     (0.84)     (2.03)
                                            ------------------------------------------------------------------------------
Total from investment operations ........          0.75         0.32      0.63      0.83         1.58     (0.85)     (2.05)
                                            ------------------------------------------------------------------------------
Dividends from net investment income ....         (0.15)       (0.03)    (0.05)     0.00(B)        --        --         --
                                            ------------------------------------------------------------------------------
Net asset value at end of period ........   $     10.85      $ 10.25   $  9.96   $  9.38      $  8.55   $  6.97    $  7.82
                                            ==============================================================================
Total return (C) ........................          7.36%(D)     3.19%     6.72%     9.77%(D)    22.67%   (10.87%)   (20.77%)
                                            ==============================================================================
Net assets at end of period (000's) .....   $    80,056      $80,381   $84,448   $78,103      $73,490   $66,126    $77,295
                                            ==============================================================================
Ratio of net expenses
  to average net assets .................          1.30%(E)     1.25%     1.29%     1.23%(E)     1.23%     1.27%      1.20%
Ratio of gross expenses
  to average net assets .................          1.46%(E)     1.42%     1.44%     1.37%(E)     1.38%     1.36%      1.37%
Ratio of net investment income
  (loss) to average net assets ..........          2.83%(E)     0.24%     0.50%     0.01%(E)     0.06%    (0.18%)    (0.19%)
Portfolio turnover rate .................             9%(E)       27%       25%       19%(E)       12%       24%        37%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)  Amount rounds to less than $0.01 per share.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FAMILY HERITAGE(R) FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                  MARCH 31, 2007
                                                                  (UNAUDITED)(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $ 10.84
                                                                    -------
Income from investment operations:
  Net investment loss .........................................       (0.02)
  Net realized and unrealized gains on investments.............        0.17
                                                                    -------
Total from investment operations ..............................        0.15
                                                                    -------
Net asset value at end of period ..............................     $ 10.99
                                                                    =======
Total return (B) ..............................................        1.38%
                                                                    =======
Net assets at end of period (000s) ............................     $     1
                                                                    =======
Ratio of net expenses to average net assets ...................        1.78%(C)
Ratio of gross expenses to average net assets .................      871.70%(C)
Ratio of net investment loss to average net assets.............       (0.40%)(C)
Portfolio turnover rate .......................................           9%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED
                                                           MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                                                              2007      -----------------------------------------------------
                                                          (UNAUDITED)     2006         2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $ 15.91       $ 16.13      $ 13.79    $ 12.31    $  9.83    $ 11.15
                                                          -------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss .................................     (0.10)        (0.18)       (0.16)     (0.06)     (0.11)     (0.10)
  Net realized and unrealized gains
    (losses)  on investments ..........................      0.85          0.40         3.02       1.55       2.59      (1.20)
                                                          -------------------------------------------------------------------
Total from investment operations ......................      0.75          0.22         2.86       1.49       2.48      (1.30)
                                                          -------------------------------------------------------------------
Distributions from net realized gains .................     (0.59)        (0.44)       (0.52)     (0.01)        --      (0.02)
                                                          -------------------------------------------------------------------
Net asset value at end of period ......................   $ 16.07       $ 15.91      $ 16.13    $ 13.79    $ 12.31    $  9.83
                                                          ===================================================================
Total return (A) ......................................      4.83% (B)     1.37%       21.10%     12.12%     25.23%    (11.66%)
                                                          ===================================================================
Net assets at end of period (000's) ...................   $45,814       $55,120      $59,742    $35,371    $14,853    $ 9,288
                                                          ===================================================================
Ratio of net expenses to average net assets ...........      1.79% (C)     1.85%(D)     1.88%      1.61%      1.47%      1.87%
Ratio of gross expenses to average net assets .........      1.94% (C)     1.85%        1.88%      1.84%      1.63%      2.33%
Ratio of net investment loss to average net assets ....     (0.70%)(C)    (0.99%)      (1.35%)    (1.10%)    (1.16%)    (1.44%)
Portfolio turnover rate ...............................       185% (C)      158%         169%       163%       274%       202%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.84%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------
HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------
                                                             PERIOD
                                                              ENDED
                                                         MARCH 31, 2007
                                                         (UNAUDITED) (A)
------------------------------------------------------------------------
Net asset value at beginning of period ...............     $ 15.98
                                                           -------
Income from investment operations:
    Net investment income ............................        0.01
    Net realized and unrealized gains on investments..        0.63
                                                           -------
Total from investment operations .....................        0.64
                                                           -------
Distributions from net realized gains ................       (0.59)
                                                           -------
Net asset value at end of period .....................     $ 16.03
                                                           =======
Total return (B) .....................................        4.12%
                                                           =======
Net assets at end of period (000s) ...................     $    36
                                                           =======
Ratio of net expenses to average net assets ..........        2.49%(C)
Ratio of gross expenses to average net assets ........      250.15%(C)
Ratio of net investment loss to average net assets ...       (1.66%)(C)
Portfolio turnover rate ..............................         185%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
HLAM LARGE CAP QUALITY STOCK FUND - CLASS II
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                 NINE
                                                ENDED        YEAR       MONTHS
                                              MARCH 31,      ENDED       ENDED             YEAR ENDED DECEMBER 31,
                                                2007       SEPT. 30,   SEPT. 30,    -------------------------------------
                                             (UNAUDITED)     2006       2005(A)       2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...   $ 16.83       $ 19.92     $ 21.58      $ 24.73   $ 24.02   $ 30.89   $ 33.89
                                             ----------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ...........      0.04          0.04       (0.01)        0.01     (0.07)    (0.08)    (0.12)
  Net realized and unrealized gains
    (losses) on investments ..............      0.71          1.95       (0.43)        1.16      4.58     (6.79)    (2.88)
                                             ----------------------------------------------------------------------------
Total from investment operations .........      0.75          1.99       (0.44)        1.17      4.51     (6.87)    (3.00)
                                             ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...     (0.04)        (0.04)         --           --        --        --        --
  Distributions from net realized gains ..     (1.92)        (5.04)      (1.22)       (4.32)    (3.80)       --        --
                                             ----------------------------------------------------------------------------
Total distributions ......................     (1.96)        (5.08)      (1.22)       (4.32)    (3.80)       --        --
                                             ----------------------------------------------------------------------------
Net asset value at end of period .........   $ 15.62       $ 16.83     $ 19.92      $ 21.58   $ 24.73   $ 24.02   $ 30.89
                                             ============================================================================
Total return (B) .........................      4.29%(C)     11.89%      (2.09%)(C)    4.73%    19.07%   (22.20%)   (8.85%)
                                             ============================================================================
Net assets at end of period (000's) ......   $11,591       $12,304     $16,140      $20,959   $35,806   $34,963   $51,402
                                             ============================================================================
Ratio of net expenses
  to average net assets ..................      1.25%(D)      1.28%(E)    1.25%(D)     1.30%     1.30%     1.29%     1.25%
Ratio of gross expenses
  to average net assets ..................      1.58%(D)      1.63%       1.65%(D)     1.97%     1.82%     1.46%     1.44%
Ratio of net investment income
  (loss) to average net assets ...........      0.53%(D)      0.24%      (0.08%)(D)    0.04%    (0.27%)   (0.32%)   (0.36%)
Portfolio turnover rate ..................        33%(D)         7%         37%(D)        7%       28%       19%       19%

(A) For the nine-month period ended September 30, 2005. The Fund changed its fiscal year end from December 31 to September 30.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.22%.

(F)   Excludes effect of in-kind transfers and mergers.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                   YEAR ENDED                         YEAR  ENDED
                                              YEAR ENDED                 SEPTEMBER 30,                        OCTOBER 31,
                                             MARCH 31, 2007  ------------------------------------   ------------------------------
                                               (UNAUDITED)       2006         2005      2004(A)       2003      2002       2001
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $   10.14        $   8.75      $   7.06  $   6.47        $  5.23   $  6.19   $   9.28
                                             --------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income....................       0.04            0.10 (B)      0.07      0.05           0.06      0.04       0.01
  Net realized and unrealized gains
    (losses)  on investments...............       1.51            1.41 (B)      1.64      0.71           1.21     (0.94)     (3.05)
                                             -------------------------------------------------------------------------------------
Total from investment operations...........       1.55            1.51          1.71      0.76           1.27     (0.90)     (3.04)
                                             -------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income ..      (0.13)          (0.12)        (0.02)    (0.17)         (0.03)    (0.06)     (0.02)
    Distributions from net realized gains..      (0.45)             --          --          --             --        --      (0.03)
                                             -------------------------------------------------------------------------------------
Total distributions .......................      (0.58)          (0.12)        (0.02)    (0.17)         (0.03)    (0.06)     (0.05)
                                             -------------------------------------------------------------------------------------
Net asset value at end of period ..........  $   11.11        $  10.14      $   8.75  $   7.06        $  6.47   $  5.23   $   6.19
                                             =====================================================================================
Total return (C)...........................      15.61%(D)       17.42%        24.19%    11.97%(D)      24.40%   (14.68%)   (32.91%)
                                             =====================================================================================
Net assets at end of period (000's)........  $ 154,510        $151,336      $127,929  $107,001        $97,817   $83,513   $108,777
                                             =====================================================================================
Ratio of net expenses
  to average net assets....................       1.45%(E)        1.41%         1.44%     1.35%(E)       1.30%     1.32%      1.25%
Ratio of gross expenses
  to average net assets....................       1.66%(E)        1.64%         1.64%     1.60%(E)       1.60%     1.48%      1.45%
Ratio of net investment income
  to average net assets....................       0.32%(E)        1.09%         0.80%     0.90%(E)       1.15%     0.63%      0.16%
Portfolio turnover rate ...................         61%(E)         140%           53%       62%(E)        128%       69%        44%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Per share data calculated using average shares method.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

----------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------
                                                                  PERIOD
                                                                  ENDED
                                                              MARCH 31, 2007
                                                             (UNAUDITED) (A)
----------------------------------------------------------------------------
Net asset value at beginning of period ...................   $         10.56
                                                             ---------------
Income from investment operations:
  Net investment income ..................................              0.12
  Net realized and unrealized gains on investments .......              1.00
                                                             ---------------
Total from investment operations .........................              1.12
                                                             ---------------
Less distributions:
  Dividends from net investment income ...................             (0.13)
  Distributions from net realized gains ..................             (0.45)
                                                             ---------------
Total distributions ......................................             (0.58)
                                                             ---------------
Net asset value at end of period .........................   $         11.10
                                                             ===============
Total return (B) .........................................             10.85%
                                                             ===============
Net assets at end of period (000s) .......................   $           260
                                                             ===============
Ratio of net expenses to average net assets ..............              2.09%(C)
Ratio of gross expenses to average net assets ............             67.58%(C)
Ratio of net investment income to average net assets .....              1.28%(C)
Portfolio turnover rate ..................................                61%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
MID CAP FUND - CLASS Y
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS             YEAR
                                                           ENDED              ENDED             YEAR      PERIOD
                                                         MARCH 31,          SEPT. 30,           ENDED      ENDED
                                                            2007      --------------------    DEC. 31,   DEC. 31,
                                                        (UNAUDITED)      2006      2005(A)      2004      2003(B)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............   $  15.28      $ 15.36     $13.29       $12.79    $ 10.00
                                                        --------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ......................       0.12         0.04      (0.01)        0.08       0.01
  Net realized and unrealized gains on investments ..       1.85         1.00       2.47         2.70       3.99
                                                        --------------------------------------------------------
Total from investment operations ....................       1.97         1.04       2.46         2.78       4.00
                                                        --------------------------------------------------------
Less distributions:
  Dividends from net investment income ..............      (0.13)       (0.03)        --        (0.09)        --
  Distributions from net realized gains .............         --        (1.09)     (0.39)       (2.19)     (1.21)
                                                        --------------------------------------------------------
Total distributions .................................      (0.13)       (1.12)     (0.39)       (2.28)     (1.21)
                                                        --------------------------------------------------------
Net asset value at end of period ....................   $  17.12      $ 15.28     $15.36       $13.29    $ 12.79
                                                        ========================================================
Total return ........................................      12.92%(C)     7.10%     18.53%(C)    21.78%     40.24%(C)
                                                        ========================================================
Net assets at end of period (000's) .................   $309,385      $87,032     $  842       $  410    $   337
                                                        ========================================================
Ratio of net expenses to average net assets .........       0.90%(D)     0.91%(E)   1.00%(D)     0.90%      0.90%(D)
Ratio of gross expenses to average net assets .......       1.08%(D)     1.81%      8.23%(D)     0.90%      0.90%(D)
Ratio of net investment income (loss) to average
  net assets ........................................       1.49%(D)     0.82%     (0.02%)(D)    0.59%      0.12%(D)
Portfolio turnover rate .............................        236%(D)      323%       120%(D)      193%       141%(D)

(A) For the nine-month period ended September 30, 2005. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(B) Represents the period from commencement of operations (January 2, 2003) through December 31, 2003.

(C)   Not annualized.

(D)   Annualized.

(E) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.90%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------
MID CAP FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED        PERIOD
                                                                  MARCH 31,      ENDED
                                                                     2007      SEPT. 30,
                                                                 (UNAUDITED)    2006(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period .......................   $   15.26     $   16.73
                                                                 -----------------------
Income (loss) from investment operations:
  Net investment income ......................................        0.11          0.01
  Net realized and unrealized gains (losses) on investments ..        1.82         (1.48)
                                                                 -----------------------
Total from investment operations .............................        1.93         (1.47)
                                                                 -----------------------
Dividends from net investment income .........................       (0.12)           --
                                                                 -----------------------
Net asset value at end of period .............................   $   17.07     $   15.26
                                                                 =======================
Total return (B) .............................................       12.69%        (8.79%)
                                                                 =======================
Net assets at end of period (000's) ..........................   $   3,192     $     350
                                                                 =======================
Ratio of net expenses to average net assets (C) ..............        1.15%         1.16%(D)
Ratio of gross expenses to average net assets (C) ............        2.31%         1.82%
Ratio of net investment income to average net assets (C) .....        1.16%         0.63%
Portfolio turnover rate (C) ..................................         236%          323%

(A) Represents the period from commencement of operations (April 24, 2006) through September 30, 2006.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.15%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
PITCAIRN SELECT VALUE FUND - CLASS II
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS              YEAR ENDED                     YEAR ENDED
                                                  ENDED              SEPTEMBER 30,                    OCTOBER 31,
                                             MARCH 31, 2007   ---------------------------     ---------------------------
                                              (UNAUDITED)       2006     2005     2004(A)       2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...      $ 11.36       $ 11.60   $ 10.87   $ 10.38     $  8.36   $ 10.01   $ 10.96
                                                -------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ..................         0.07          0.15      0.07      0.08        0.08      0.09      0.09
  Net realized and unrealized gains
    (losses) on investments ..............         0.81          0.87      0.89      0.66        2.03     (1.65)    (0.95)
                                                -------------------------------------------------------------------------
Total from investment operations .........         0.88          1.02      0.96      0.74        2.11     (1.56)    (0.86)
                                                -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...        (0.07)        (0.15)    (0.07)    (0.09)      (0.09)    (0.09)    (0.09)
  Distributions from net realized gains ..        (1.10)        (1.11)    (0.16)    (0.16)         --        --        --
                                                -------------------------------------------------------------------------
Total distributions ......................        (1.17)        (1.26)    (0.23)    (0.25)      (0.09)    (0.09)    (0.09)
                                                -------------------------------------------------------------------------
Net asset value at end of period .........      $ 11.07       $ 11.36   $ 11.60   $ 10.87     $ 10.38   $  8.36   $ 10.01
                                                =========================================================================
Total return .............................         7.82%(B)      9.64%     8.82%     7.16%(B)   25.48%   (15.77%)   (7.90%)
                                                =========================================================================
Net assets at end of period (000's) ......      $55,289       $59,921   $65,400   $61,817     $58,133   $48,455   $60,986
                                                =========================================================================
Ratio of net expenses
  to average net assets ..................         1.14%(C)      1.10%     1.14%     1.03%(C)    1.02%     1.02%     1.00%
Raio of gross expenses
  to average net assets ..................         1.28%(C)      1.22%     1.24%     1.19%(C)    1.23%     1.19%     1.19%
Ratio of net investment income
  to average net assets ..................         1.28%(C)      1.30%     0.63%     0.84%(C)    0.86%     0.92%     0.85%
Portfolio turnover rate ..................           92%(C)       130%       94%      111%(C)     104%      110%      104%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
PITCAIRN TAXABLE BOND FUND - CLASS II
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED               YEAR ENDED                       YEAR ENDED
                                                MARCH 31,           SEPTEMBER 30,                     OCTOBER 31,
                                                   2007      ---------------------------      ---------------------------
                                               (UNAUDITED)     2006      2005    2004(A)        2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $ 10.33       $ 10.50   $ 10.77   $ 10.73      $ 10.47   $ 10.98   $ 10.09
                                               --------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ....................      0.24          0.47      0.43      0.43         0.51      0.56      0.59
  Net realized and unrealized gains (losses)
    on investments .........................      0.06         (0.17)    (0.27)     0.04         0.26     (0.42)     0.90
                                               --------------------------------------------------------------------------
Total from investment operations ...........      0.30          0.30      0.16      0.47         0.77      0.14      1.49
                                               --------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income .....     (0.24)        (0.47)    (0.43)    (0.43)       (0.51)    (0.56)    (0.60)
  Distributions from net realized gains ....        --            --        --        --           --     (0.09)       --
                                               --------------------------------------------------------------------------
Total distributions ........................     (0.24)        (0.47)    (0.43)    (0.43)       (0.51)    (0.65)    (0.60)
                                               --------------------------------------------------------------------------
Net asset value at end of period ...........   $ 10.39       $ 10.33   $ 10.50   $ 10.77      $ 10.73   $ 10.47   $ 10.98
                                               ==========================================================================
Total return ...............................      2.94%(B)      2.98%     1.50%     4.42%(B)     7.44%     1.46%    15.19%
                                               ==========================================================================
Net assets at end of period (000's) ........   $40,288       $44,181   $47,969   $43,239      $43,432   $40,058   $35,562
                                               ==========================================================================
Ratio of net expenses
  to average net assets ....................      0.89%(C)      0.87%     0.89%     0.75%(C)     0.73%     0.78%     0.70%
Ratio of gross expenses
  to average net assets ....................      0.98%(C)      0.95%     0.96%     0.94%(C)     0.97%     0.98%     0.99%
Ratio of net investment income
  to average net assets ....................      4.66%(C)      4.56%     4.05%     4.36%(C)     4.74%     5.35%     5.63%
Portfolio turnover rate ....................        45%(C)        32%       37%       26%(C)       24%       58%       54%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
SANDS CAPITAL SELECT GROWTH FUND - CLASS Y
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS               YEAR ENDED
                                                                      ENDED                SEPTEMBER 30,
                                                                 MARCH 31, 2007   ------------------------------
                                                                   (UNAUDITED)      2006         2005    2004(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................   $   7.60         $   7.81     $  6.80   $  6.74
                                                                 -----------------------------------------------
Income (loss) from investment operations:
  Net investment loss ........................................      (0.03)           (0.06)      (0.06)       --
  Net realized and unrealized gains (losses) on investments ..       0.44            (0.15)       1.07      0.06
                                                                 -----------------------------------------------
Total from investment operations .............................       0.41            (0.21)       1.01      0.06
                                                                 -----------------------------------------------
Net asset value at end of period .............................   $   8.01         $   7.60     $  7.81   $  6.80
                                                                 ===============================================
Total return .................................................       5.39%(B)        (2.69%)     14.85%     0.89%(B)
                                                                 ===============================================
Net assets at end of period (000s) ...........................   $184,237         $182,001     $81,976   $32,591
                                                                 ===============================================
Ratio of net expenses to average net assets ..................       1.10%(C)         1.10%       1.11%     1.10%(C)
Ratio of gross expenses to average net assets ................       1.25%(C)         1.23%       1.19%     1.10%(C)
Ratio of net investment loss to average net assets ...........      (0.75%)(C)       (0.74%)     (0.62%)   (0.79%)(C)
Portfolio turnover rate ......................................         27%(C)           24%         24%       11%(C)

(A) Represents the period from commencement of operations (August 27, 2004) through September 30, 2004.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
SANDS CAPITAL SELECT GROWTH FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                YEAR ENDED                       YEAR  ENDED
                                                   ENDED                   SEPTEMBER 30,                    OCTOBER 31,
                                               MARCH 31, 2007  ------------------------------      --------------------------------
                                                 (UNAUDITED)     2006       2005      2004(A)       2003         2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.......   $   7.57      $   7.80    $   6.80   $  6.13       $  4.81      $ 5.55    $  9.02
                                                -----------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment loss......................      (0.05)        (0.05)      (0.03)    (0.06)        (0.04)(B)   (0.04)     (0.04)
    Net realized and unrealized gains
       (losses) on investments ..............       0.44         (0.18)       1.03      0.73          1.36       (0.70)     (3.43)
                                                -----------------------------------------------------------------------------------
Total from investment operations ............       0.39         (0.23)       1.00      0.67          1.32       (0.74)     (3.47)
                                                -----------------------------------------------------------------------------------
Net asset value at end of period  ...........   $   7.96      $   7.57    $   7.80   $  6.80       $  6.13     $  4.81    $  5.55
                                                ===================================================================================
Total return  ...............................       5.15%(C)     (2.95%)     14.71%    10.93% (C)    27.44%     (13.33%)   (38.44%)
                                                ===================================================================================
Net assets at end of period (000s) ..........   $348,327      $365,390    $162,999   $70,027       $43,878     $32,818    $39,326
                                                ===================================================================================
Ratio of net expenses
  to average net assets .....................       1.35%(D)      1.35%       1.36%     1.20% (D)     1.17%       1.16%      1.15%
Ratio of gross expenses
  to average net assets......................       1.45%(D)      1.48%       1.44%     1.35% (D)     1.45%       1.43%      1.43%
Ratio of net investment loss
  to average net assets .....................     (0.99%)(D)     (0.99%)     (0.84%)   (0.95%)(D)    (0.81%)     (0.69%)    (0.63%)
Portfolio turnover rate......................        27% (D)        24%         24%       11% (D)       28%         24%        37%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)  Based on average shares outstanding.

(C)  Not annualized.

(D)  Annualized.

 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
SHORT DURATION FIXED INCOME FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                    YEAR ENDED SEPTEMBER 30,
                                                          MARCH 31, 2007   --------------------------------------------------
                                                            (UNAUDITED)      2006      2005       2004       2003      2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $    9.76        $  9.87   $  10.04   $  10.14   $ 10.24     $  10.16
                                                          ---------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................        0.22           0.38       0.31       0.28      0.17(A)      0.35
  Net realized and unrealized gains (losses) on
    investments .......................................        0.06          (0.07)     (0.10)     (0.10)     0.05         0.12
                                                          ---------------------------------------------------------------------
Total from investment operations ......................        0.28           0.31       0.21       0.18      0.22         0.47
                                                          ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ................       (0.22)         (0.42)     (0.38)     (0.28)    (0.25)       (0.39)
  Distributions from net realized gains ...............          --             --         --         --     (0.07)          --
                                                          ---------------------------------------------------------------------
Total distributions ...................................       (0.22)         (0.42)     (0.38)     (0.28)    (0.32)       (0.39)
                                                          ---------------------------------------------------------------------
Net asset value at end of period ......................   $    9.82        $  9.76   $   9.87   $  10.04   $ 10.14     $  10.24
                                                          =====================================================================
Total return ..........................................        2.86%(B)       3.23%      2.12%      1.84%     2.15%        4.69%
                                                          =====================================================================
Net assets at end of period (000's) ...................   $  66,289        $76,090   $112,833   $172,213   $252,72     $264,010
                                                          =====================================================================
Ratio of net expenses to average net assets ...........        0.75%(C)       0.72%      0.61%      0.46%     0.41%        0.36%
Ratio of gross expenses to average net assets .........        0.86%(C)       0.74%      0.66%      0.60%     0.62%        0.60%
Ratio of net investment income to average net assets ..        4.52%(C)       3.97%      3.18%      2.49%     1.65%        3.27%
Portfolio turnover rate ...............................          12%(C)         10%        46%        84%      200%         178%

(A)   Based on average shares outstanding.

(B)   Not annualized.

(C)   Annualized.

 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS            YEAR ENDED                          YEAR ENDED
                                                 ENDED             SEPTEMBER 30,                        OCTOBER 31,
                                            MARCH 31, 2007   ---------------------------      -------------------------------
                                              (UNAUDITED)      2006      2005    2004(A)        2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   15.14        $ 16.51   $ 15.30   $ 13.78      $  9.87     $ 10.67     $ 10.18
                                            ---------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ..........        0.01          (0.03)    (0.04)    (0.04)          --(B)     0.07        0.10
  Net realized and unrealized gains
    (losses) on investments .............        1.54           0.87      1.37      1.56         3.91       (0.78)       0.49
                                            ---------------------------------------------------------------------------------
Total from investment operations ........        1.55           0.84      1.33      1.52         3.91       (0.71)       0.59
                                            ---------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ..          --             --        --      0.00(C)     0.00(C)     (0.09)      (0.10)
  Distributions net realized gains ......       (1.91)         (2.21)    (0.12)       --           --          --          --
                                            ---------------------------------------------------------------------------------
Total distributions .....................       (1.91)         (2.21)    (0.12)       --           --       (0.09)      (0.10)
                                            ---------------------------------------------------------------------------------
Net asset value at end of period ........   $   14.78        $ 15.14   $ 16.51   $ 15.30      $ 13.78     $  9.87     $ 10.67
                                            =================================================================================
Total return (D) ........................       10.38%(E)       5.51%     8.69%    11.03%(E)    39.65%      (6.78%)      5.80%
                                            =================================================================================
Net assets at end of period (000s) ......   $  79,468        $82,897   $95,939   $92,848      $87,520     $50,096     $62,227
                                            =================================================================================
Ratio of net expenses
  to average net assets .................        1.10%(F)       1.06%     1.10%     1.08%(F)     1.20%(G)    1.28%(G)    1.16%(G)
Ratio of gross expenses
  to average net assets .................        1.28%(F)       1.23%     1.24%     1.15%(F)     1.17%       1.38%       1.19%
Ratio of net investment income (loss)
  to average net assets .................        0.10%(F)      (0.16%)   (0.27%)   (0.26%)(F)   (0.04%)      0.58%       0.93%
Portfolio turnover rate .................         180%(F)       145%      100%        72%(F)      149%(H)      93%         96%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Based on average shares outstanding.

(C)   Amount rounds to less than $0.01 per share.

(D)   Total returns shown exclude the effect of applicable sales loads.

(E)   Not annualized.

(F)   Annualized.

(G) The ratio of expenses to average net assets excluding interest expense for the periods ended October 31, 2003 and October 31, 2002 and October 31, 2001 were 1.10%, 1.19% and 1.00%, respectively.

(H)   Excludes effect of in-kind transfers and mergers.

See accompanying notes to financial statements.

----------------------------------------------------------------------
SMALL CAP FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------
                                                            PERIOD
                                                             ENDED
                                                        MARCH 31, 2007
                                                        (UNAUDITED)(A)
----------------------------------------------------------------------
Net asset value at beginning of period ..............     $ 16.43
                                                          -------
Income (loss) from investment operations:
  Net investment loss ...............................       (0.00)(B)
  Net realized and unrealized gains on investments ..        0.24
                                                          -------
Total from investment operations ....................        0.24
                                                          -------
Distributions from net realized gains ...............       (1.91)
                                                          -------
Net asset value at end of period ....................     $ 14.76
                                                          =======
Total return (C) ....................................        1.58%
                                                          =======
Net assets at end of period (000s) ..................     $     1
                                                          =======
Ratio of net expenses to average net assets .........        1.46%(D)
Ratio of gross expenses to average net assets .......      864.37%(D)
Ratio of net investment loss to average net assets ..       (0.03%)(D)
Portfolio turnover rate .............................         180%(D)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B)   Amount rounds to less than $0.01 per share.

(C) Total return shown excludes the effect of applicable sales loads and is not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE OPPORTUNITIES FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                    YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2007   ---------------------------------------------------
                                                     (UNAUDITED)      2006         2005       2004      2003    2002(A)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $   18.94        $  18.35     $  16.21   $ 12.72   $  9.27   $ 10.00
                                                   --------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) .................       (0.05)          (0.08)        0.02     (0.04)    (0.01)       --
  Net realized and unrealized gains (losses)
    on investments .............................        1.76            0.96         3.76      3.75      3.47     (0.73)
                                                   --------------------------------------------------------------------
Total from investment operations ...............        1.71            0.88         3.78      3.71      3.46     (0.73)
                                                   --------------------------------------------------------------------
Less distributions:
  Dividends from net investment income .........          --           (0.02)          --        --     (0.01)       --
  Distributions from net realized gains ........       (0.49)          (0.27)       (1.64)    (0.22)       --        --
                                                   --------------------------------------------------------------------
Total distributions ............................       (0.49)          (0.29)       (1.64)    (0.22)    (0.01)       --
                                                   --------------------------------------------------------------------
Net asset value at end of period ...............   $   20.16        $  18.94     $  18.35   $ 16.21   $ 12.72   $  9.27
                                                   ====================================================================
Total return ...................................        9.04%(B)        4.84%       24.32%    29.36%    37.29%   (7.30%)(B)
                                                   ====================================================================
Net assets at end of period (000s) .............   $ 224,314        $249,431     $ 74,235   $14,533   $ 5,740   $  913
                                                   ====================================================================
Ratio of net expenses to average net assets ....        1.71%(C)        1.63%(D)     1.46%     1.45%     1.40%    1.45%(C)
Ratio of gross expenses to average net assets ..        1.77%(C)        1.65%        2.04%     1.82%     3.64%    6.18%(C)
Ratio of net investment income (loss)
  to average net assets ........................       (0.39%)(C)      (0.43%)       0.29%    (0.23%)   (0.26%)   0.08%(C)
Portfolio turnover rate ........................         103%(C)          99%         193%      272%      245%     142%(C)

(A) Represents the period from commencement of operations (March 4, 2002) through September 30, 2002.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.62%.

See accompanying notes to financial statements.

------------------------------------------------------------------------
STRATEGIC VALUE AND HIGH INCOME FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------
                                                           PERIOD ENDED
                                                          MARCH 31, 2007
                                                          (UNAUDITED)(A)
------------------------------------------------------------------------
Net asset value at beginning of period ................       $15.15
                                                              ------
Income from investment operations:
  Net investment income ...............................         0.05
  Net realized and unrealized gains on investments ....         0.29
                                                              ------
Total from investment operations ......................         0.34
                                                              ------
Less distributions:
  Dividends from net investment income ................        (0.09)
  Distributions from net realized gains ...............        (0.02)
                                                              ------
Total distributions ...................................        (0.11)
                                                              ------
Net asset value at end of period ......................       $15.38
                                                              ======
Total return (B) ......................................         2.17%
                                                              ======
Net assets at end of period (000s) ....................       $   42
                                                              ======
Ratio of net expenses to average net assets ...........         0.50%(C)
Ratio of gross expenses to average net assets .........         3.38%(C)
Ratio of net investment income to average net assets ..         2.38%(C)
Portfolio turnover rate ...............................          195%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

----------------------------------------------------------------------------
STRATEGIC VALUE AND HIGH INCOME FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------
                                                                  PERIOD
                                                                   ENDED
                                                              MARCH 31, 2007
                                                              (UNAUDITED)(A)
----------------------------------------------------------------------------
Net asset value at beginning of period ....................      $ 15.15
                                                                 -------
Income from investment operations:
  Net investment income ...................................         0.06
  Net realized and unrealized gains on investments ........         0.23
                                                                 -------
Total from investment operations ..........................         0.29
                                                                 -------
Less distributions:
  Dividends from net investment income ....................        (0.07)
  Distributions from net realized gains ...................        (0.02)
                                                                 -------
Total distributions .......................................        (0.09)
                                                                 -------
Net asset value at end of period ..........................      $ 15.35
                                                                 =======
Total return (B) ..........................................         1.83%
                                                                 =======
Net assets at end of period (000s) ........................      $     1
                                                                 =======
Ratio of net expenses to average net assets ...............         1.25%(C)
Ratio of gross expenses to average net assets .............        24.64%(C)
Ratio of net investment income to average net assets ......         1.00%(C)
Portfolio turnover rate ...................................          195%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE AND HIGH INCOME FUND - CLASS Y
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                YEAR ENDED SEPTEMBER 30,
                                                          MARCH 31, 2007     ------------------------------------
                                                           (UNAUDITED)        2006       2005     2004    2003(A)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $        14.44     $14.21     $14.01   $12.58    $10.00
                                                          -------------------------------------------------------
Income from investment operations:
  Net investment income ...............................             0.16       0.25       0.72     0.47      0.25
  Net realized and unrealized gains on investments ....             0.90       0.32(B)    1.18     1.53      2.58
                                                          -------------------------------------------------------
Total from investment operations ......................             1.06       0.57       1.90     2.00      2.83
                                                          -------------------------------------------------------
Less distributions:
  Dividends from net investment income ................            (0.15)     (0.25)     (0.72)   (0.47)    (0.25)
  Distributions from net realized gains ...............            (0.03)     (0.09)     (0.98)   (0.10)       --
                                                          -------------------------------------------------------
Total distributions ...................................            (0.18)     (0.34)     (1.70)   (0.57)    (0.25)
                                                          -------------------------------------------------------
Net asset value at end of period ......................   $        15.32     $14.44     $14.21   $14.01    $12.58
                                                          =======================================================
Total return ..........................................             7.33%(C)   4.03%     14.22%   16.04%    28.57%(C)
                                                          =======================================================
Net assets at end of period (000s) ....................   $        1,877     $2,542     $  806   $  706    $  443
                                                          =======================================================
Ratio of net expenses to average net assets ...........             0.25%(D)   0.30%(E)   0.25%    0.25%     0.25%(D)
Ratio of gross expenses to average net assets .........             1.87%(D)   2.62%      4.71%    1.36%    21.93%(D)
Ratio of net investment income to average net assets ..             1.87%(D)   1.76%      5.51%    3.23%     3.27%(D)
Portfolio turnover rate ...............................              195%(D)     84%       130%     411%      397%(D)

(A) Represents the period from commencement of operations (October 31, 2002) through September 30, 2003.

(B) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of sale and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

(C)   Not annualized.

(D)   Annualized.

(E) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.25%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                YEAR ENDED                          YEAR ENDED
                                               MARCH 31,             SEPTEMBER 30,                        OCTOBER 31,
                                                 2007        ---------------------------------   -----------------------------
                                              (UNAUDITED)      2006       2005       2004(A)       2003       2002       2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....  $   10.43     $   10.60  $   10.78  $   10.77     $   10.71  $   10.60  $  10.04
                                              --------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ....................       0.20          0.41       0.41       0.39          0.44       0.44      0.45
  Net realized and unrealized gains
    (losses) on investments ................      (0.05)        (0.05)     (0.11)      0.05          0.09       0.12      0.57
                                              --------------------------------------------------------------------------------
Total from investment operations ...........       0.15          0.36       0.30       0.44          0.53       0.56      1.02
                                              --------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income .....      (0.20)        (0.40)     (0.41)     (0.39)        (0.44)     (0.44)    (0.46)
  Distributions from net realized gains ....      (0.01)        (0.13)     (0.07)     (0.04)        (0.03)     (0.01)       --
                                              --------------------------------------------------------------------------------
Total distributions ........................      (0.21)        (0.53)     (0.48)     (0.43)        (0.47)     (0.45)    (0.46)
                                              --------------------------------------------------------------------------------
Net asset value at end of period ...........  $   10.37     $   10.43  $   10.60  $   10.78     $   10.77  $   10.71  $  10.60
                                              ================================================================================
Total return (B) ...........................       1.47%(C)      3.59%      2.78%      4.20%(C)      4.96%      5.41%    10.30%
                                              ================================================================================
Net assets at end of period (000s) .........  $ 116,782     $ 117,667  $ 111,575  $ 113,880     $ 111,470  $ 115,905  $ 113,071
                                              ================================================================================
Ratio of net expenses
  to average net assets ....................       0.70%(D)      0.68%      0.69%      0.62%(D)      0.60%      0.60%     0.60%
Ratio of gross expenses to
  average net assets .......................       0.84%(D)      0.82%      0.82%      0.75%(D)      0.74%      0.74%     0.77%
Ratio of net investment income
  to average net assets ....................       3.77%(D)      3.97%      3.80%      3.97%(D)      4.06%      4.19%     4.35%
Portfolio turnover rate ....................         22%(D)        55%        38%        25%(D)        14%        14%       23%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized

(D) Annualized

 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                      YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2007   ------------------------------------------------------
                                                         (UNAUDITED)      2006       2005       2004       2003         2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    10.06       $  10.08   $  10.12   $  10.17   $  10.23     $  10.22
                                                       -----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ............................         0.26           0.44       0.30       0.21       0.08 (A)     0.25
  Net realized and unrealized gains (losses)
    on investments .................................         0.05          (0.02)     (0.03)     (0.05)      0.06         0.05
                                                       -----------------------------------------------------------------------
Total from investment operations ...................         0.31           0.42       0.27       0.16       0.14         0.30
Less distributions:
  Dividends from net investment income .............        (0.26)         (0.44)     (0.31)     (0.21)     (0.19)       (0.29)
  Distributions from net realized gains ............           --             --         --         --      (0.01)          --
                                                       -----------------------------------------------------------------------
Total distributions ................................        (0.26)         (0.44)     (0.31)     (0.21)     (0.20)       (0.29)
                                                       -----------------------------------------------------------------------
Net asset value at end of period ...................   $    10.11       $  10.06   $  10.08   $  10.12   $  10.17     $  10.23
                                                       =======================================================================
Total return .......................................         3.09%(B)       4.28%      2.67%      1.63%      1.40%        2.95%
                                                       =======================================================================
Net assets at end of period (000s) .................   $  155,755       $173,716   $305,222   $391,934   $462,567     $470,021
                                                       =======================================================================
Ratio of net expenses to average net assets ........         0.68%(C)       0.69%      0.59%      0.46%      0.41%        0.36%
Ratio of gross expenses to average net assets ......         0.76%(C)       0.69%      0.62%      0.58%      0.62%        0.60%
Ratio of net investment income to average net
  assets ...........................................         5.20%(C)       4.30%      2.93%      2.08%      0.78%        2.27%
Portfolio turnover rate ............................           33%(C)         38%        68%        44%       222%          71%

(A)   Based on average shares outstanding.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

----------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------
                                                                  PERIOD
                                                                   ENDED
                                                              MARCH 31, 2007
                                                              (UNAUDITED)(A)
----------------------------------------------------------------------------
Net asset value at beginning of period ....................      $ 19.51
                                                                 -------
Income from investment operations:
  Net investment income ...................................         0.04
  Net realized and unrealized gains on investments ........         0.81
                                                                 -------
Total from investment operations ..........................         0.85
                                                                 -------
Less distributions:
  Dividends from net investment income ....................        (0.04)
  Distributions from net realized gains ...................        (3.58)
                                                                 -------
Total distributions .......................................        (3.62)
                                                                 -------
Net asset value at end of period ..........................      $ 16.74
                                                                 =======
Total return (B) ..........................................         4.46%
                                                                 =======
Net assets at end of period (000s) ........................      $   115
                                                                 =======
Ratio of net expenses to average net assets ...............         1.28%(C)
Ratio of gross expenses to average net assets .............        15.96%(C)
Ratio of net investment income to average net assets ......         0.95%(C)
Portfolio turnover rate ...................................           59%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------
                                                              PERIOD
                                                               ENDED
                                                          MARCH 31, 2007
                                                          (UNAUDITED)(A)
------------------------------------------------------------------------
Net asset value at beginning of period ................     $ 19.51
                                                            -------
Income from investment operations:
  Net investment income ...............................        0.01
  Net realized and unrealized gains on investments ....        0.83
                                                            -------
Total from investment operations ......................        0.84
                                                            -------
Less distributions:
  Dividends from net investment income ................       (0.03)
  Distributions from net realized gains ...............       (3.58)
                                                            -------
Total distributions ...................................       (3.61)
                                                            -------
Net asset value at end of period ......................     $ 16.74
                                                            =======
Total return (B) ......................................        4.42%
                                                            =======
Net assets at end of period (000s) ....................     $   171
                                                            =======
Ratio of net expenses to average net assets ...........        1.75%(C)
Ratio of gross expenses to average net assets .........       20.82%(C)
Ratio of net investment income to average net assets ..        0.34%(C)
Portfolio turnover rate ...............................          59%(C)

(A) Represents the period from commencement of operations (November 20, 2006) through March 31, 2007.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND - CLASS Z
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED SEPTEMBER 30,
                                                          MARCH 31, 2007   ---------------------------------------------------
                                                            (UNAUDITED)      2006         2005       2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $    18.89       $  19.00     $  16.51   $ 14.18   $ 11.71   $ 14.85
                                                          --------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................         0.10           0.10         0.04      0.06      0.05      0.08
  Net realized and unrealized gains (losses)
    on investments ....................................         1.39           1.38         3.90      2.84      2.47     (0.61)
                                                          --------------------------------------------------------------------
Total from investment operations ......................         1.49           1.48         3.94      2.90      2.52     (0.53)
                                                          --------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ................        (0.10)         (0.10)       (0.04)    (0.06)    (0.05)    (0.08)
  Distributions from net realized gains ...............        (3.57)         (1.49)       (1.41)    (0.51)       --     (2.53)
                                                          --------------------------------------------------------------------
Total distributions ...................................        (3.67)         (1.59)       (1.45)    (0.57)    (0.05)    (2.61)
                                                          --------------------------------------------------------------------
Net asset value at end of period ......................   $    16.71       $  18.89     $  19.00   $ 16.51   $ 14.18   $ 11.71
                                                          ====================================================================
Total return ..........................................         8.06%(A)       8.35%       24.83%    20.75%    21.61%    (6.37%)
                                                          ====================================================================
Net assets at end of period (000s) ....................   $   96,122       $100,038     $171,251   $59,714   $46,673   $43,571
                                                          ====================================================================
Ratio of net expenses to average net assets ...........         1.13%(B)       1.19%(C)     1.13%     1.08%     1.13%     1.10%
Ratio of net investment income to average net assets ..         1.14%(B)       0.49%        0.24%     0.39%     0.43%     0.56%
Portfolio turnover rate ...............................           59%(B)         80%          75%       55%       67%      103%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.18%.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Funds Group Trust (the Trust), formerly Constellation Funds Group Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the following nineteen mutual funds, individually, a Fund, and collectively, the Funds:

CURRENT FUND                             FORMERLY KNOWN AS
-------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund            Constellation Clover Core Fixed Income Fund
Diversified Growth Fund                  Constellation Pitcairn Diversified Growth Fund
Diversified Small Cap Value Fund         Constellation Clover Small Cap Value Fund
Diversified Value Fund                   Constellation Pitcairn Diversified Value Fund
Family Heritage(R) Fund                  Constellation Pitcairn Family Heritage(R) Fund
Healthcare and Biotechnology Fund        Constellation TIP Healthcare and Biotechnology Fund
HLAM Large Cap Quality Stock Fund        Constellation HLAM Large Cap Quality Stock Fund
International Equity Fund                Constellation International Equity Fund
Mid Cap Fund                             Constellation TIP Mid Cap Fund
Pitcairn Select Value Fund               Constellation Pitcairn Select Value Fund
Pitcairn Taxable Bond Fund               Constellation Pitcairn Taxable Bond Fund
Sands Capital Select Growth Fund         Constellation Sands Capital Select Growth Fund
Short Duration Fixed Income Fund         Constellation Chartwell Short Duration Fixed Income Fund
Small Cap Fund                           Constellation Pitcairn Small Cap Fund
Small Cap Value Opportunities Fund       Constellation Small Cap Value Opportunities Fund
Strategic Value and High Income Fund     Constellation Strategic Value and High Income Fund
Tax-Exempt Bond Fund                     Constellation Pitcairn Tax-Exempt Bond Fund
Ultra Short Duration Fixed Income Fund   Constellation Chartwell Ultra Short Duration Fixed Income Fund
Value Opportunities Fund                 Constellation Clover Core Value Fund

The Strategic Value and High Income Fund is a "Fund of Funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the Trust.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Family Heritage(R) Fund, Healthcare and Biotechnology Fund, HLAM Large Cap Quality Stock Fund, Pitcairn Select Value Fund, Pitcairn Taxable Bond Fund, and Sands Capital Select Growth Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, Class I shares, and Class II shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Based on approval by the Board of Trustees, the following changes took place effective November 20, 2006:

(i) Class II shares of the Diversified Growth Fund, Diversified Value Fund, Family Heritage(R) Fund, Healthcare and Biotechnology Fund, International Equity Fund, Small Cap Fund, Strategic Value and High Income Fund, and Tax-Exempt Bond Fund were each redesignated as Class A shares.

(ii) Diversified Small Cap Value Fund and Value Opportunities Fund began offering Class A shares.

--------------------------------------------------------------------------------

(iii) Diversified Small Cap Value Fund, Diversified Value Fund, Family Heritage(R) Fund, Healthcare and Biotechnology Fund, International Equity Fund, Small Cap Fund, Strategic Value and High Income Fund, and Value Opportunities Fund, began offering Class C shares.

(iv) Class I shares of the Mid Cap Fund, Sands Capital Select Growth Fund, and Strategic Value and High Income Fund were each redesignated as Class Y Shares.

(v) Class I shares of the Diversified Small Cap Value Fund, Short Duration Fixed Income Fund, Ultra Short Duration Fixed Income Fund, and Value Opportunities Fund, were each redesignated as Class Z shares.

(vi) Class II shares of the Mid Cap Fund, Sands Capital Select Growth Fund, and Small Cap Value Opportunities Fund, were each redesignated as Class Z shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

--------------------------------------------------------------------------------

The International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, the Fund will value the non- U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes. As of March 31, 2007 there were no outstanding contracts.

--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2007, the following Funds loaned securities and received collateral as follows:

                                        FAIR VALUE OF      VALUE OF
                                         SECURITIES       COLLATERAL
                                           LOANED           RECEIVED
---------------------------------------------------------------------
Clover Core Fixed Income Fund .......   $     542,117   $     568,531
Diversified Growth Fund .............   $  22,215,319   $  22,942,490
Diversified Small Cap Value Fund ....   $  28,251,074   $  29,359,250
Diversified Value Fund ..............   $  16,890,033   $  18,924,688
Family Heritage(R) Fund .............   $  13,256,156   $  13,825,829
Healthcare and Biotechnology Fund ...   $  10,725,851   $  11,139,748
Pitcairn Select Value Fund ..........   $   8,609,088   $  11,083,754
Sands Capital Select Growth Fund ....   $ 132,179,528   $ 135,586,413
Small Cap Fund ......................   $   7,890,968   $   8,169,037
Small Cap Value Opportunities Fund ..   $  14,520,226   $  15,028,768
Value Opportunities Fund ............   $  15,630,860   $  16,390,000

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C, Class Y, Class Z, Class I, and Class II shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS -- The Healthcare and Biotechnology Fund, International Equity Fund, Mid Cap Fund, and Small Cap Value Opportunities Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Diversified Growth Fund, Diversified Small Cap Value Fund, Diversified Value Fund, Family Heritage(R) Fund, HLAM Large Cap Quality Stock Fund, Pitcairn Select Value Fund, Sands Capital Select Growth Fund, Small Cap Fund, Strategic Value and High Income Fund, and Value Opportunities Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Clover Core Fixed Income Fund, Pitcairn Taxable Bond Fund, Short Duration Fixed Income Fund, Tax-Exempt Bond Fund, and Ultra Short Duration Fixed Income Fund declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure. In addition to the Fund's direct expense, shareholders of the Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

REDEMPTION FEES -- Each Fund, except for the Mid Cap Fund, Short Duration Fixed Income Fund and Ultra Short Duration Fixed Income Fund may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. The board has approved, but not implemented, the redemption fee policy. There were no redemption fees collected during the six months ended March 31, 2007.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2007:

                                                                         DIVERSIFIED
                                           CLOVER CORE   DIVERSIFIED     SMALL CAP       DIVERSIFIED
                                          FIXED INCOME      GROWTH         VALUE            VALUE
                                              FUND           FUND          FUND             FUND
-----------------------------------------------------------------------------------------------------
Purchases of investment securities.....    $ 1,318,982   $ 49,798,866   $ 102,716,562   $  96,662,128
                                           ----------------------------------------------------------
Proceeds from sales and maturities.....    $ 1,436,655   $ 56,214,510   $ 156,315,369   $ 107,217,585
                                           ----------------------------------------------------------

                                                                            HLAM
                                                          HEALTHCARE        LARGE
                                            FAMILY            AND        CAP QUALITY   INTERNATIONAL
                                          HERITAGE(R)    BIOTECHNOLOGY      STOCK         EQUITY
                                             FUND            FUND           FUND           FUND
----------------------------------------------------------------------------------------------------
Purchases of investment securities.....    $ 3,552,410   $ 43,879,743    $ 2,030,791   $ 46,454,641
                                           ---------------------------------------------------------
Proceeds from sales and maturities.....    $ 8,515,559   $ 53,933,274    $ 9,285,930   $ 63,930,758
                                           ---------------------------------------------------------

                                                                           PITCAIRN     SANDS CAPITAL
                                                            PITCAIRN       TAXABLE         SELECT
                                              MID CAP     SELECT VALUE      BOND           GROWTH
                                               FUND           FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------
Purchases of investment securities.....   $ 433,295,488   $ 26,472,913   $  6,415,069   $  73,566,352
                                          -----------------------------------------------------------
Proceeds from sales and maturities.....   $ 226,076,676   $ 35,175,819   $ 14,017,376   $ 118,948,214
                                          -----------------------------------------------------------

                                          SHORT DURATION                    SMALL CAP        STRATEGIC
                                               FIXED          SMALL           VALUE       VALUE AND HIGH
                                              INCOME          CAP         OPPORTUNITIES       INCOME
                                               FUND           FUND            FUND             FUND
--------------------------------------------------------------------------------------------------------
Purchases of investment securities.....   $          --    $ 73,745,596   $ 111,664,679   $ 2,177,055
                                          --------------------------------------------------------------
Proceeds from sales and maturities.....   $          --    $ 85,629,104   $ 151,317,608   $ 2,942,316
                                          --------------------------------------------------------------

                                                             ULTRA
                                           TAX-EXEMPT    SHORT DURATION       VALUE
                                              BOND        FIXED INCOME    OPPORTUNITIES
                                              FUND            FUND            FUND
---------------------------------------------------------------------------------------
Purchases of investment securities ....   $ 14,092,476    $         --    $ 29,153,938
                                          ---------------------------------------------
Proceeds from sales and maturities ....   $ 12,011,843    $         --    $ 37,864,037
                                          ---------------------------------------------

--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

Touchstone Advisors, Inc. (the Advisor) provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Effective January 1, 2007, the Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 1, 2008:

                                                               "OTHER     TOTAL
                                                   ADVISORY   EXPENSE"   EXPENSE
                                                     FEES        CAP       CAP
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund - Class I.........      0.45%    0.40%      0.85%
Diversified Growth Fund - Class A...............      0.70     0.15       1.10
Diversified Small Cap Value Fund - Class A .....      0.85     0.35       1.45
Diversified Small Cap Value Fund - Class C .....      0.85     0.35       2.20
Diversified Small Cap Value Fund - Class Z .....      0.85     0.35       1.45
Diversified Value Fund - Class A................      0.70     0.15       1.10
Diversified Value Fund - Class C................      0.70     0.15       1.85
Family Heritage(R) Fund - Class A...............      0.90     0.15       1.30
Family Heritage(R) Fund - Class C ..............      0.90     0.15       2.05
Healthcare and Biotechnology Fund - Class A.....      1.00     0.30       1.55
Healthcare and Biotechnology Fund - Class C.....      1.00     0.30       2.30
HLAM Large Cap Quality Stock Fund - Class II....      0.75     0.25       1.25
International Equity Fund - Class A.............      0.95     0.25(1)    1.45(1)
International Equity Fund - Class C.............      0.95     0.25(1)    2.20(1)
Mid Cap Fund - Class Y..........................      0.80     0.10       0.90
Mid Cap Fund - Class Z..........................      0.80     0.10       1.15
Pitcairn Select Value Fund - Class II...........      0.70     0.20       1.15
Pitcairn Taxable Bond Fund - Class II...........      0.40     0.25       0.90
Sands Capital Select Growth Fund - Class Y......      0.85     0.25       1.10
Sands Capital Select Growth Fund - Class Z......      0.85     0.25       1.35
Short Duration Fixed Income Fund - Class Z......      0.25     0.24       0.74
Small Cap Fund - Class A .......................      0.70     0.15(1)    1.10(1)
Small Cap Fund - Class C .......................      0.70     0.15(1)    1.85(1)

--------------------------------------------------------------------------------

                                                                 "OTHER      TOTAL
                                                      ADVISORY   EXPENSE"   EXPENSE
                                                        FEES       CAP        CAP
-----------------------------------------------------------------------------------
Small Cap Value Opportunities Fund - Class Z ......     0.95       0.30     1.50
Strategic Value and High Income Fund - Class A.....     0.10       0.15     0.50
Strategic Value and High Income Fund - Class C.....     0.10       0.15     1.25
Strategic Value and High Income Fund - Class Y.....     0.10       0.15     0.25
Tax-Exempt Bond Fund - Class A ....................     0.30       0.15     0.70
Ultra Short Duration Fixed Income Fund - Class Z...     0.25       0.19     0.69
Value Opportunities Fund - Class A.................     0.74       0.35     1.34
Value Opportunities Fund - Class C.................     0.74       0.35     2.09
Value Opportunities Fund - Class Z.................     0.74       0.35     1.34

(1) This fee waiver obligation will be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.

Prior to March 1, 2006, for the Sands Capital Select Growth Fund, the advisory fees were comprised of a base fee and a performance adjustment that increased or decreased the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee was accrued daily and paid monthly, based on the Fund's average net assets during the current month. The performance comparison was made for a rolling 12-month period, consisting of the current month for which performance was available plus the previous 11 months. This comparison was made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the advisory fee.

The performance adjustment was calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the performance period. The annual performance adjustment was multiplied by the average net assets of the Fund over the entire performance period, which was then multiplied by a fraction, the numerator of which was the number of days in the month and the denominator of which was 365 (366 in leap years). The resulting amount was then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

Effective prior to March 1, 2006 and after March 1, 2007, the base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold are as follows:

                                         BASE       ANNUAL
                                       ADVISORY   ADJUSTMENT                   BENCHMARK
                                         FEES        RATE       BENCHMARK     THRESHOLD(1)
------------------------------------------------------------------------------------------
                                                               Russell 1000
Sands Capital Select Growth Fund....     0.85%     +/-0.15%    Growth Index      +/-2.50%
                                         -------------------------------------------------

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark performance.

Due to the change in Advisors on March 1, 2006, no performance adjustment was applicable from March 1, 2006 through February 28, 2007 as the new Advisory contract had not been in place for 12 months. Based on the Fund's performance, there was a negative performance adjustment of $67,792 made to the advisory fees earned by the Advisor for the six months ended March 31, 2007.

--------------------------------------------------------------------------------

During the six months ended March 31, 2007, the Advisor waived investment advisory fees and/or reimbursed expenses of the Funds as follows:

                                                   INVESTMENT    OTHER OPERATING
                                                    ADVISORY        EXPENSES
                                                   FEES WAIVED     REIMBURSED
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund ..................     $    --        $  4,444
--------------------------------------------------------------------------------
Diversified Growth Fund ........................     $    --        $ 79,713
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund ...............     $    --        $ 61,672
--------------------------------------------------------------------------------
Diversified Value Fund .........................     $    --        $111,233
--------------------------------------------------------------------------------
Family Heritage(R) Fund ........................     $    --        $ 68,766
--------------------------------------------------------------------------------
Healthcare and Biotechnology Fund ..............     $    --        $ 40,350
--------------------------------------------------------------------------------
HLAM Large Cap Quality Stock Fund ..............     $11,379        $ 11,654
--------------------------------------------------------------------------------
International Equity Fund ......................     $    --        $171,798
--------------------------------------------------------------------------------
Mid Cap Fund ...................................     $17,978        $169,644
--------------------------------------------------------------------------------
Pitcairn Select Value Fund .....................     $    --        $ 39,726
--------------------------------------------------------------------------------
Pitcairn Taxable Bond Fund .....................     $    --        $ 19,034
--------------------------------------------------------------------------------
Sands Capital Select Growth Fund ...............     $    --        $317,341
--------------------------------------------------------------------------------
Short Duration Fixed Income Fund ...............     $    --        $ 36,999
--------------------------------------------------------------------------------
Small Cap Fund .................................     $    --        $ 75,557
--------------------------------------------------------------------------------
Small Cap Value Opportunities Fund .............     $    --        $ 66,752
--------------------------------------------------------------------------------
Strategic Value and High Income Fund ...........     $ 2,370        $  1,640
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund ...........................     $    --        $ 82,072
--------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund .........     $    --        $ 65,940
--------------------------------------------------------------------------------
Value Opportunities Fund .......................     $    --        $ 16,877
--------------------------------------------------------------------------------

The Advisor has entered into investment sub-advisory agreements with the following parties:

PITCAIRN INVESTMENT MANAGEMENT           AXA ROSENBERG INVESTMENT MANAGEMENT LLC
Diversified Growth Fund                  International Equity Fund
Diversified Value Fund
Family Heritage(R) Fund                  DIAMOND HILL CAPITAL MANAGEMENT, INC.
Pitcairn Select Value Fund               Small Cap Value Opportunities Fund
Pitcairn Taxable Bond Fund
Small Cap Fund                           SANDS CAPITAL MANAGEMENT, LLC
Tax-Exempt Bond Fund                     Sands Capital Select Growth Fund

CLOVER CAPITAL MANAGEMENT, INC.          TURNER INVESTMENT PARTNERS, INC.
Clover Core Fixed Income Fund            Healthcare and Biotechnology Fund
Diversified Small Cap Value Fund         Mid Cap Fund
Value Opportunities Fund                 Small Cap Value Opportunities Fund

CHARTWELL INVESTMENT PARTNERS            HILLIARD LYONS ASSET MANAGEMENT
Short Duration Fixed Income Fund         HLAM Large Cap Quality Stock Fund
Ultra Short Duration Fixed Income Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

--------------------------------------------------------------------------------

ADMINISTRATION AGREEMENT

The Advisor provides administrative services for the Funds. Effective January 1, 2007, for its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Investment Trust (excluding Institutional Money Market Fund) up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. However, through February 28, 2008 the administration fees are limited to an annual fee of 0.146% of the aggregate average daily net assets of the Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Investment Trust (excluding Institutional Money Market Fund). The fee is allocated among the Funds on the basis of relative daily net assets. Prior to January 1, 2007, the Advisor received an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. The fee was allocated among the Funds on the basis of relative daily net assets.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement, effective November 20, 2006, between the Trust and Integrated Investment Services, Inc. (Integrated), Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays Integrated out-of-pocket expense including, but not limited to, postage and supplies.

Prior to November 20, 2006, DST Systems, Inc. served as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

For the six months ended March 31, 2007, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                        AMOUNT
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund ......................................   $  3,618
Diversified Growth Fund ............................................   $  1,435
Diversified Small Cap Value Fund ...................................   $114,154
Diversified Value Fund .............................................   $  6,428
Family Heritage(R) Fund ............................................   $  3,934
Healthcare and Biotechnology Fund ..................................   $ 12,459
HLAM Large Cap Quality Stock Fund ..................................   $    303
International Equity Fund ..........................................   $  2,762
Mid Cap Fund .......................................................   $    255
Pitcairn Select Value Fund .........................................   $  1,347
Pitcairn Taxable Bond Fund .........................................   $  1,220
Sands Capital Select Growth Fund ...................................   $132,797
Short Duration Fixed Income Fund ...................................   $ 38,785
Small Cap Fund .....................................................   $  3,504
Small Cap Value Opportunities Fund .................................   $ 72,231
Strategic Value and High Income Fund ...............................   $  1,465
Tax-Exempt Bond Fund ...............................................   $  2,311
Ultra Short Duration Fixed Income Fund .............................   $ 55,456
Value Opportunities Fund ...........................................   $ 15,320

--------------------------------------------------------------------------------

Prior to November 20, 2006 the Funds could earn cash management credits, from DST Systems Inc., which could be used to offset transfer agent expenses. During the six months ended March 31, 2007, the Funds earned the following credits which were used to offset transfer agent expenses. These amounts are listed as fees paid indirectly on the Statements of Operations:

                                                                          AMOUNT
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund .........................................   $  372
Diversified Growth Fund ...............................................   $   33
Diversified Small Cap Value Fund ......................................   $4,331
Diversified Value Fund ................................................   $   84
Family Heritage(R) Fund ...............................................   $   47
Healthcare and Biotechnology Fund .....................................   $1,432
HLAM Large Cap Quality Stock Fund .....................................   $1,713
International Equity Fund .............................................   $   73
Mid Cap Fund ..........................................................   $  185
Pitcairn Select Value Fund ............................................   $   33
Pitcairn Taxable Bond Fund ............................................   $   23
Sands Capital Select Growth Fund ......................................   $2,380
Short Duration Fixed Income Fund ......................................   $  344
Small Cap Fund ........................................................   $   93
Small Cap Value Opportunities Fund ....................................   $7,416
Strategic Value and High Income Fund ..................................   $  179
Tax-Exempt Bond Fund ..................................................   $   50
Ultra Short Duration Fixed Income Fund ................................   $1,211
Value Opportunities Fund ..............................................   $2,029

PLANS OF DISTRIBUTION

The Trust has adopted a Distribution and Shareholder Services Plan for Class A shares of the Diversified Growth Fund, Diversified Small Cap Value Fund, Diversified Value Fund, Family Heritage(R) Fund, Healthcare and Biotechnology Fund, International Equity Fund, Small Cap Fund, Strategic Value and High Income Fund, Tax-Exempt Bond Fund, and Value Opportunities Fund (Class A Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class A shares of the Trust and for providing shareholder services to Class A shares. The Fund will incur and/or reimburse expenses for distribution and shareholder service of Class A shares at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class C shares of the Diversified Small Cap Value Fund, Diversified Value Fund, Family Heritage(R) Fund, Healthcare and Biotechnology Fund, International Equity Fund, Small Cap Fund, Strategic Value and High Income Fund, and Value Opportunities Fund (Class C Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class C shares of the Trust and for providing shareholder services to Class C shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class C shares at an annual rate not to exceed 0.75% and 0.25%, respectively, of the average daily net assets of Class C shares.

--------------------------------------------------------------------------------

The Trust has adopted a Shareholder Services Plan for Class Z shares of the Small Cap Value Opportunities Fund, Mid Cap Fund, and Sands Capital Select Growth Fund, and effective February 1, 2007, the Diversified Small Cap Value Fund, Short Duration Fixed Income Fund, Ultra Short Duration Fixed Income Fund, and Value Opportunities Fund (Class Z Plan) under which each Fund may directly or indirectly bear expenses for providing shareholder services. The Fund will incur and/or reimburse expense for shareholder service of Class Z shares at an annual rate not to exceed 0.25% of the average daily net assets of Class Z shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class II shares of the HLAM Large Cap Quality Stock Fund, Pitcairn Select Value Fund, and Pitcairn Taxable Bond Fund (Class II Plan). Under the Class II Plan, the Advisor currently receives fees equal to 0.25% of each Fund's Class II shares' average daily net assets to provide or procure shareholder services. The Class II Plan may directly or indirectly bear expenses related to the distribution of Class II shares at an annual rate not to exceed 0.75% of the average daily net assets of Class II shares; however, no fees are currently being paid for distribution expenses.

UNDERWRITING AGREEMENT

Touchstone Securities, Inc. (the Underwriter) is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended March 31, 2007:

                                                                          AMOUNT
--------------------------------------------------------------------------------
Diversified Growth Fund ...............................................   $   25
Diversified Small Cap Value Fund ......................................   $  716
Diversified Value Fund ................................................   $  136
Healthcare and Biotechnology Fund .....................................   $1,749
International Equity Fund .............................................   $  957
Small Cap Fund ........................................................   $  199
Strategic Value and High Income Fund ..................................   $  344
Value Opportunities Fund ..............................................   $  543

In addition, the Underwriter collected $44 and $99 of contingent deferred sales charges on the redemption of Class C shares of the International Equity Fund and Value Opportunities Fund, respectively, during the six months ended March 31, 2007.

--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

AFFILIATED INVESTMENTS

Investments made by the Strategic Value and High Income Fund in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act.

A summary of the investment and income activity of the Strategic Value and High Income Fund in each Affiliated Company's shares is as follows:

                                                              SHARE ACTIVITY
                                                -----------------------------------------
                                                BALANCE                          BALANCE                 REALIZED      VALUE
AFFILIATED INVESTMENT                           09/30/06   PURCHASES    SALES    03/31/07   DIVIDENDS   GAIN(LOSS)    03/31/07
-------------------------------------------------------------------------------------------------------------------------------
Touchstone Funds Group Trust
  Clover Core Fixed Income Fund .............    54,204       1,212    (55,416)       --      $7,162     $    742    $       --
                                                -------------------------------------------------------------------------------
Touchstone Funds Group Trust
  Diversified Small Cap Value Fund ..........        --      63,695     (6,649)   57,046      $   --     $ (1,717)   $1,130,658
                                                -------------------------------------------------------------------------------
Touchstone Investment Trust
  High Yield Fund ...........................        --      89,529     (9,130)   80,399      $8,899     $    442    $  762,186
                                                -------------------------------------------------------------------------------
Touchstone Funds Group Trust
  Small Cap Value Opportunities Fund ........    79,627       2,389    (82,016)       --      $   --     $217,765    $       --
                                                -------------------------------------------------------------------------------
Touchstone Funds Group Trust
  Ultra Short Duration Fixed Income Fund ....    51,908       1,233    (53,141)       --      $7,850     $  3,556    $       --
                                                -------------------------------------------------------------------------------

OFFICERS/AFFILIATED COMPANIES

Certain officers of the Trust were also officers of the Advisor, Underwriter and/or Integrated during the six months ended March 31, 2007. The Advisor, Underwriter and Integrated were each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern). On April 1, 2007, Western Southern sold Integrated to an unrelated third party.

--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                          CLOVER CORE                 DIVERSIFIED                DIVERSIFIED
                                                          FIXED INCOME                  GROWTH                    SMALL CAP
                                                             FUND                        FUND                    VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                SIX MONTHS                 SIX MONTHS
                                                        ENDED        YEAR        ENDED         YEAR          ENDED        YEAR
                                                     MARCH 31,      ENDED       MARCH 31,     ENDED        MARCH 31,      ENDED
                                                        2007      SEPT. 30,       2007       SEPT. 30,       2007       SEPT. 30,
                                                    (UNAUDITED)      2006      (UNAUDITED)     2006       (UNAUDITED)      2006
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued ...................................           --            --        59,991    1,181,515         5,239           --
Shares reinvested ...............................           --            --         1,129        1,269           175           --
Shares redeemed .................................           --            --    (1,076,964)  (2,030,910)         (485)          --
                                                    ------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding ...           --            --    (1,015,844)    (848,126)        4,929           --
Shares outstanding, beginning of period .........           --            --    19,248,700   20,096,826            --           --
                                                    ------------------------------------------------------------------------------
Shares outstanding, end of period ...............           --            --    18,232,856   19,248,700         4,929           --
                                                    ==============================================================================

CLASS C
Shares issued ...................................           --            --            --           --         1,677           --
Shares reinvested ...............................           --            --            --           --           239           --
                                                    ------------------------------------------------------------------------------
Net increase in shares outstanding ..............           --            --            --           --         1,916           --
Shares outstanding, beginning of period .........           --            --            --           --            --           --
                                                    ------------------------------------------------------------------------------
Shares outstanding, end of period ...............           --            --            --           --         1,916           --
                                                    ==============================================================================

CLASS Z
Shares issued ...................................           --            --            --           --       575,872    1,478,125
Shares reinvested ...............................           --            --            --           --     3,697,084    2,558,122
Shares redeemed .................................           --            --            --           --    (3,006,198)  (9,992,145)
                                                    ------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding ...           --            --            --           --     1,266,758   (5,955,898)
Shares outstanding, beginning of period .........           --            --            --           --    10,328,659   16,284,557
                                                    ------------------------------------------------------------------------------
Shares outstanding, end of period ...............           --            --            --           --    11,595,417   10,328,659
                                                    ==============================================================================

CLASS I
Shares issued ...................................      198,159       497,849            --           --            --           --
Shares reinvested ...............................       48,963       166,712            --           --            --           --
Shares redeemed .................................     (429,832)   (1,034,234)           --           --            --           --
                                                    ------------------------------------------------------------------------------
Net decrease in shares outstanding ..............     (182,710)     (369,673)           --           --            --           --
Shares outstanding, beginning of period .........    2,263,052     2,632,725            --           --            --           --
                                                    ------------------------------------------------------------------------------
Shares outstanding, end of period ...............    2,080,342     2,263,052            --           --            --           --
                                                    ==============================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               HEALTHCARE AND
                                                       DIVERSIFIED VALUE          FAMILY HERITAGE(R)           BIOTECHNOLOGY
                                                              FUND                      FUND                        FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                                        ENDED        YEAR          ENDED        YEAR          ENDED        YEAR
                                                     MARCH 31,       ENDED      MARCH 31,       ENDED      MARCH 31,       ENDED
                                                        2007      SEPT. 30,        2007      SEPT. 30,        2007      SEPT. 30,
                                                    (UNAUDITED)      2006      (UNAUDITED)      2006      (UNAUDITED)      2006
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued ...................................        99,023      639,769       27,323       211,849      200,907     1,623,755
Shares reinvested ...............................       152,236      357,813       13,759         2,838      118,145       110,261
Shares redeemed .................................      (562,391)  (1,137,859)    (510,529)     (846,932)    (931,067)   (1,975,402)
                                                    ------------------------------------------------------------------------------
Net decrease in shares outstanding ..............      (311,132)    (140,277)    (469,447)     (632,245)    (612,015)     (241,386)
Shares outstanding, beginning of period .........    13,239,858   13,380,135    7,844,588     8,476,833    3,463,459     3,704,845
                                                    ------------------------------------------------------------------------------
Shares outstanding, end of period ...............    12,928,726   13,239,858    7,375,141     7,844,588    2,851,444     3,463,459
                                                    ==============================================================================

CLASS C
Shares issued ...................................           400           --           92            --        2,241            --
Shares reinvested ...............................             4           --           --            --            2            --
                                                    ------------------------------------------------------------------------------
Net increase in shares outstanding ..............           404           --           92            --        2,243            --
Shares outstanding, beginning of period .........            --           --           --            --           --            --
                                                    ------------------------------------------------------------------------------
Shares outstanding, end of period ...............           404           --           92            --        2,243            --
                                                    ==============================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

                                                           HLAM LARGE
                                                          CAP QUALITY          INTERNATIONAL EQUITY              MID CAP
                                                          STOCK FUND                    FUND                       FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                      ENDED         YEAR        ENDED        YEAR         ENDED         YEAR
                                                    MARCH 31,      ENDED      MARCH 31,      ENDED       MARCH 31,      ENDED
                                                       2007      SEPT. 30,      2007        SEPT. 30,      2007       SEPT. 30,
                                                   (UNAUDITED)      2006     (UNAUDITED)      2006      (UNAUDITED)     2006
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued ..................................            --          --       307,801    1,472,241            --          --
Shares reinvested ..............................            --          --       190,932       18,380            --          --
Shares redeemed ................................            --          --    (1,522,916)  (1,188,479)           --          --
                                                   ----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding...            --          --    (1,024,183)     302,142            --          --
Shares outstanding, beginning of period ........            --          --    14,927,721   14,625,579            --          --
                                                   ----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --    13,903,538   14,927,721            --          --
                                                   ============================================================================

CLASS C
Shares issued ..................................            --          --        23,788           --            --          --
Shares reinvested ..............................            --          --            85           --            --          --
Shares redeemed ................................            --          --          (406)          --            --          --
                                                   ----------------------------------------------------------------------------
Net increase in shares outstanding .............            --          --        23,467           --            --          --
Shares outstanding, beginning of period ........            --          --            --           --            --          --
                                                   ----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --        23,467           --            --          --
                                                   ============================================================================

CLASS Y
Shares issued ..................................            --          --            --           --    13,147,653   5,683,473
Shares reinvested ..............................            --          --            --           --         5,229       4,315
Shares redeemed ................................            --          --            --           --      (776,018)    (45,711)
                                                   ----------------------------------------------------------------------------
Net increase in shares outstanding .............            --          --            --           --    12,376,864   5,642,077
Shares outstanding, beginning of period ........            --          --            --           --     5,696,876      54,799
                                                   ----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --            --           --    18,073,740   5,696,876
                                                   ============================================================================

CLASS Z
Shares issued ..................................            --          --            --           --       196,322      22,956
Shares reinvested ..............................            --          --            --           --           117          --
Shares redeemed ................................            --          --            --           --       (32,473)         --
                                                   ----------------------------------------------------------------------------
Net increase in shares outstanding .............            --          --            --           --       163,966      22,956
Shares outstanding, beginning of period ........            --          --            --           --        22,956          --
                                                   ----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --            --           --       186,922      22,956
                                                   ============================================================================

CLASS II
Shares issued ..................................       148,438      26,110            --           --            --          --
Shares reinvested ..............................        84,489     238,430            --           --            --          --
Shares redeemed ................................      (222,233)   (343,656)           --           --            --          --
                                                   ----------------------------------------------------------------------------
Net increase (decrease in shares outstanding....        10,694     (79,116)           --           --            --          --
Shares outstanding, beginning of period ........       731,157     810,273            --           --            --          --
                                                   ----------------------------------------------------------------------------
Shares outstanding, end of period ..............       741,851     731,157            --           --            --          --
                                                   ============================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

                                                        PITCAIRN SELECT           PITCAIRN TAXABLE        SANDS CAPITAL SELECT
                                                           VALUE FUND                BOND FUND               GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS               SIX MONTHS                 SIX MONTHS
                                                      ENDED         YEAR        ENDED         YEAR        ENDED         YEAR
                                                    MARCH 31,      ENDED      MARCH 31,      ENDED      MARCH 31,       ENDED
                                                      2007       SEPT. 30,      2007       SEPT. 30,      2007        SEPT. 30,
                                                   (UNAUDITED)     2006      (UNAUDITED)     2006      (UNAUDITED)      2006
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares issued ..................................            --          --            --          --     5,793,649    18,234,418
Shares redeemed ................................            --          --            --          --    (6,743,898)   (4,787,555)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding...            --          --            --          --      (950,249)   13,446,863
Shares outstanding, beginning of period ........            --          --            --          --    23,938,361    10,491,498
                                                   -----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --            --          --    22,988,112    23,938,361
                                                   =============================================================================

CLASS Z
Shares issued ..................................            --          --            --          --     6,842,390    35,871,834
Shares redeemed ................................            --          --            --          --   (11,401,260)   (8,490,899)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding...            --          --            --          --    (4,558,870)   27,380,935
Shares outstanding, beginning of period ........            --          --            --          --    48,291,429    20,910,494
                                                   -----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --            --          --    43,732,559    48,291,429
                                                   =============================================================================

CLASS II
Shares issued ..................................        11,381     288,602       142,772     451,916            --            --
Shares reinvested ..............................       170,717     205,006        20,435      48,542            --            --
Shares redeemed ................................      (460,692)   (859,687)     (564,127)   (789,947)           --            --
                                                   -----------------------------------------------------------------------------
Net decrease in shares outstanding .............      (278,594)   (366,079)     (400,920)   (289,489)           --            --
Shares outstanding, beginning of period ........     5,272,740   5,638,819     4,277,682   4,567,171            --            --
                                                   -----------------------------------------------------------------------------
Shares outstanding, end of period ..............     4,994,146   5,272,740     3,876,762   4,277,682            --            --
                                                   =============================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------

                                                     SHORT DURATION FIXED             SMALL CAP              SMALL CAP VALUE
                                                          INCOME FUND                   FUND               OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                                      ENDED         YEAR        ENDED         YEAR        ENDED         YEAR
                                                    MARCH 31,      ENDED       MARCH 31,      ENDED      MARCH 31,      ENDED
                                                       2007      SEPT. 30,       2007       SEPT. 30,      2007       SEPT. 30,
                                                   (UNAUDITED)      2006      (UNAUDITED)     2006      (UNAUDITED)      2006
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued ..................................            --           --        32,450     236,192            --           --
Shares reinvested ..............................            --           --       224,032     280,488            --           --
Shares redeemed ................................            --           --      (355,973)   (852,883)           --           --
                                                   -----------------------------------------------------------------------------
Net decrease in shares outstanding .............            --           --       (99,491)   (336,203)           --           --
Shares outstanding, beginning of period .......             --           --     5,474,858   5,811,061            --           --
                                                   -----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --           --     5,375,367   5,474,858            --           --
                                                   =============================================================================

CLASS C
Shares issued ..................................            --           --            61          --            --           --
Shares reinvested ..............................            --           --             8          --            --           --
                                                   -----------------------------------------------------------------------------
Net increase in shares outstanding .............            --           --            69          --            --           --
Shares outstanding, beginning of period ........            --           --            --          --            --           --
                                                   -----------------------------------------------------------------------------
Shares outstanding, end of period ..............            --           --            69          --            --           --
                                                   =============================================================================

CLASS Z
Shares issued ..................................       168,171      288,649            --          --     1,979,515   12,145,070
Shares reinvested ..............................       157,028      401,811            --          --       284,028       96,491
Shares redeemed ................................    (1,365,668)  (4,330,971)           --          --    (4,306,015)  (3,119,676)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding...    (1,040,469)  (3,640,511)           --          --    (2,042,472)   9,121,885
Shares outstanding, beginning of period ........     7,793,486   11,433,997            --          --    13,167,229    4,045,344
                                                   -----------------------------------------------------------------------------
Shares outstanding, end of period ..............     6,753,017    7,793,486            --          --    11,124,757   13,167,229
                                                   =============================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------

                                                     STRATEGIC VALUE AND          TAX-EXEMPT BOND         ULTRA SHORT DURATION
                                                       HIGH INCOME FUND                FUND                 FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS                SIX MONTHS                 SIX MONTHS
                                                      ENDED        YEAR        ENDED         YEAR         ENDED         YEAR
                                                    MARCH 31,      ENDED      MARCH 31,      ENDED       MARCH 31,      ENDED
                                                       2007      SEPT. 30,      2007       SEPT. 30,       2007        SEPT. 30,
                                                   (UNAUDITED)      2006     (UNAUDITED)     2006       (UNAUDITED)      2006
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued ..................................         3,015          --       644,513    1,754,327            --            --
Shares reinvested ..............................            15          --        10,092       47,266            --            --
Shares redeemed ................................          (270)         --      (678,368)  (1,043,394)           --            --
                                                   ------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding...         2,760          --       (23,763)     758,199            --            --
Shares outstanding, beginning of period ........            --          --    11,283,934   10,525,735            --            --
                                                   ------------------------------------------------------------------------------
Shares outstanding, end of period ..............         2,760          --    11,260,171   11,283,934            --            --
                                                   ==============================================================================

CLASS C
Shares issued ..................................            66          --            --           --            --            --
                                                   ------------------------------------------------------------------------------
Net increase in shares outstanding .............            66          --            --           --            --            --
Shares outstanding, beginning of period ........            --          --            --           --            --            --
                                                   ------------------------------------------------------------------------------
Shares outstanding, end of period ..............            66          --            --           --            --            --
                                                   ==============================================================================

CLASS Y
Shares issued ..................................         2,161     171,775            --           --            --            --
Shares reinvested ..............................         1,441       2,318            --           --            --            --
Shares redeemed ................................       (57,035)    (54,863)           --           --            --            --
                                                   ------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding...       (53,433)    119,230            --           --            --            --
Shares outstanding, beginning of period ........       175,982      56,752            --           --            --            --
                                                   ------------------------------------------------------------------------------
Shares outstanding, end of period ..............       122,549     175,982            --           --            --            --
                                                   ==============================================================================

CLASS Z
Shares issued ..................................            --          --            --           --     1,230,224     3,667,531
Shares reinvested ..............................            --          --            --           --       401,075       938,389
Shares redeemed ................................            --          --            --           --    (3,496,895)  (17,613,166)
                                                   ------------------------------------------------------------------------------
Net decrease in shares outstanding .............            --          --            --           --    (1,865,596)  (13,007,246)
Shares outstanding, beginning of period ........            --          --            --           --    17,271,940    30,279,186
                                                   ------------------------------------------------------------------------------
Shares outstanding, end of period ..............            --          --            --           --    15,406,344    17,271,940
                                                   ==============================================================================

--------------------------------------------------------------------------------

                                                      VALUE OPPORTUNITIES
                                                              FUND
---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED        YEAR
                                                    MARCH 31,      ENDED
                                                      2007        SEPT. 30,
                                                   (UNAUDITED)      2006
---------------------------------------------------------------------------
CLASS A
Shares issued ..................................         8,554           --
Shares reinvested ..............................            26           --
Shares redeemed ................................        (1,729)          --
                                                   ------------------------
Net increase in shares outstanding .............         6,851           --
Shares outstanding, beginning of period ........            --           --
                                                   ------------------------
Shares outstanding, end of period ..............         6,851           --
                                                   ========================

CLASS C
Shares issued ..................................        10,569           --
Shares reinvested ..............................           137           --
Shares redeemed ................................          (503)          --
                                                   ------------------------
Net increase in shares outstanding .............        10,203           --
Shares outstanding, beginning of period ........            --           --
                                                   ------------------------
Shares outstanding, end of period ..............        10,203           --
                                                   ========================

CLASS Z
Shares issued ..................................       224,370    1,178,316
Shares reinvested ..............................     1,077,462      534,579
Shares redeemed ................................      (844,998)  (5,427,049)
                                                   ------------------------
Net increase (decrease) in shares outstanding          456,834   (3,714,154)
Shares outstanding, beginning of period ........     5,297,161    9,011,315
                                                   ------------------------
Shares outstanding, end of period ..............     5,753,995    5,297,161
                                                   ========================

6. FEDERAL TAX INFORMATION

Each of the Funds intend to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income and excise taxes. Therefore, no Federal tax provision is required. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. The differences are primarily due to wash sales, net operating losses, REIT adjustments, paydowns, foreign currency transactions and adjustments due to investments in passive foreign investment companies. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realize gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate net assets accounts in the period that the differences arise.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                            UNDISTRIBUTED     ACCUMULATED
                                            NET INVESTMENT    NET REALIZED   PAID-IN
FUND                                           INCOME          GAIN/LOSS     CAPITAL
------------------------------------------------------------------------------------
Clover Core Fixed Income Fund ...........     $     15         $    (15)     $    --
Diversified Growth Fund .................     $      2         $     (2)     $    --
Diversified Small Cap Value Fund ........     $  1,174         $ (1,251)     $    77
Diversified Value Fund ..................     $     29         $    (29)     $    --
Family Heritage(R) Fund .................     $     28         $     (3)     $   (25)
Healthcare and Biotechnology Fund .......     $    627         $     (1)     $  (626)
International Equity Fund ...............     $  1,239         $ (1,239)     $    --
Pitcairn Select Value Fund ..............     $     15         $    (15)     $    --
Sands Capital Select Growth Fund ........     $  3,883         $     --      $(3,883)
Short Duration Fixed Income Fund ........     $    305         $   (305)     $    --
Small Cap Fund ..........................     $    138         $    (29)     $  (109)
Small Cap Value Opportunities Fund ......     $    786         $   (786)     $    --
Ultra Short Duration Fixed Income Fund ..     $     68         $    (68)     $    --
Value Opportunities Fund ................     $      1         $ (1,805)     $ 1,804

The reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the periods ended September 30, 2006 and September 30, 2005 (unless otherwise noted) were as follows (000):

                                     CLOVER CORE         DIVERSIFIED      DIVERSIFIED SMALL
                                     FIXED INCOME           GROWTH            CAP VALUE        DIVERSIFIED VALUE
                                        FUND                FUND                FUND                 FUND
----------------------------------------------------------------------------------------------------------------
                                   2006      2005      2006      2005      2006      2005      2006      2005
----------------------------------------------------------------------------------------------------------------
From ordinary income ..........   $ 1,135   $ 1,211   $   121   $   536   $    --   $    --   $ 5,641   $ 1,707
From long-term capital gains...       521       395        --        --    60,867        --    10,085        --
                                  -----------------------------------------------------------------------------
                                  $ 1,656   $ 1,606   $   121   $   536   $60,867   $    --   $15,726   $ 1,707
                                  -----------------------------------------------------------------------------

                                                       HEALTHCARE AND        HLAM LARGE CAP       INTERNATIONAL
                                  FAMILY HERITAGE(R)    BIOTECHNOLOGY        QUALITY STOCK           EQUITY
                                        FUND                FUND                  FUND                FUND
----------------------------------------------------------------------------------------------------------------
                                   2006      2005      2006      2005      2006      2005 (1)     2006     2005
----------------------------------------------------------------------------------------------------------------
From ordinary income ..........   $   227   $  418    $  955    $  162    $  160    $       --   $1,748   $  238
From long-term capital gains...        --       --       831     1,072     3,728           956       --       --
                                  ------------------------------------------------------------------------------
                                  $   227   $  418    $1,786    $1,234    $3,888    $      956   $1,748   $  238
                                  ------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------

                                                              PITCAIRN             PITCAIRN        SANDS CAPITAL
                                          MID CAP           SELECT VALUE         TAXABLE BOND      SELECT GROWTH
                                           FUND                 FUND                 FUND               FUND
------------------------------------------------------------------------------------------------------------------
                                     2006     2005 (1)     2006       2005       2006      2005     2006     2005
------------------------------------------------------------------------------------------------------------------
From ordinary income ............   $    39    $   16    $  2,639   $    409   $ 2,111   $ 1,946   $   --   $   --
From long-term capital gains.....        24         5       4,225        882        --        --       --       --
                                    ------------------------------------------------------------------------------
                                    $    63    $   21    $  6,864   $  1,291   $ 2,111   $ 1,946   $   --   $   --
                                    ------------------------------------------------------------------------------

                                      SHORT DURATION                           SMALL CAP VALUE    STRATEGIC VALUE
                                       FIXED INCOME           SMALL CAP         OPPORTUNITIES     AND HIGH INCOME
                                          FUND                  FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------
                                     2006       2005       2006       2005      2006      2005      2006     2005
------------------------------------------------------------------------------------------------------------------
From ordinary income.............   $ 3,967    $ 5,248   $     --   $     --   $   627   $ 1,664   $   33   $  112
From long-term capital gains.....        --         --     12,656        732     1,141       326        1        2
                                    ------------------------------------------------------------------------------
                                    $ 3,967    $ 5,248   $ 12,656   $    732   $ 1,768   $ 1,990   $   34   $  114
                                    ------------------------------------------------------------------------------

                                                             ULTRA SHORT
                                                               DURATION              VALUE
                                      TAX-EXEMPT BOND        FIXED INCOME        OPPORTUNITIES
                                          FUND                  FUND                 FUND
------------------------------------------------------------------------------------------------
                                      2006      2005       2006       2005      2006      2005
------------------------------------------------------------------------------------------------
From ordinary income                $    36    $    27   $  9,756   $ 10,576   $ 2,018   $   274
From long-term capital gains.....     1,409        716         --         --     7,763     5,107
From tax exempt income...........     4,395      4,376         --         --        --        --
                                    ------------------------------------------------------------
                                    $ 5,840    $ 5,119   $  9,756   $ 10,576   $ 9,781   $ 5,381
                                    ------------------------------------------------------------

(1) From the period January 1, 2005 through September 30, 2005. The Fund changed its fiscal year end from December 31 to September 30.

--------------------------------------------------------------------------------

As of September 30, 2006, the components of distributable earnings (accumulated deficit) on a tax basis were as follows (000):

                                                                                                                           TOTAL
                                                                    CAPITAL                                            DISTRIBUTABLE
                                          LONG-TERM                  LOSS      POST-      UNREALIZED        OTHER        EARNINGS
                               ORDINARY    CAPITAL    TAX-EXEMPT    CARRY     OCTOBER    APPRECIATION     TEMPORARY    (ACCUMULATED
                                INCOME      GAIN        INCOME     FORWARD    LOSSES    (DEPRECIATION)   DIFFERENCES     DEFICIT)
------------------------------------------------------------------------------------------------------------------------------------
Clover Core Fixed
  Income Fund ...............  $     77    $    --       $ --      $     (5)  $  (228)      $  (254)        $ (77)      $   (487)
Diversified Growth Fund .....        29         --         --       (65,949)       --          (457)          (34)       (66,411)
Diversified Small
  Cap Value Fund ............    14,797     57,818         --            --        --        28,655            --        101,270
Diversified Value Fund ......       449      5,103         --            --        --        31,775          (454)        36,873
Family Heritage(R) Fund .....        --         --         --       (11,180)       --        13,198            --          2,018
Healthcare and
  Biotechnology Fund ........        --      1,803         --            --        --         6,062            --          7,865
HLAM Large Cap
  Quality Stock Fund ........        71      1,543         --            --        --         3,540            (5)         5,149
International Equity Fund ...     1,669      5,806         --            --        --        12,312            --         19,787
Mid Cap Fund ................        71         --         --            (9)     (123)          820            --            759
Pitcairn Select Value Fund ..       160      5,284         --            --        --         5,948          (162)        11,230
Pitcairn Taxable Bond Fund ..       166         --         --          (602)     (353)          776          (166)          (179)
Sands Capital Select
  Growth Fund ...............        --         --         --       (28,823)   (5,886)       14,280            --        (20,429)
Short Duration Fixed
  Income Fund ...............       279         --         --        (3,118)     (847)       (1,295)         (279)        (5,260)
Small Cap Fund ..............        --      7,024         --            --        --         9,110            --         16,134
Small Cap Value
  Opportunities Fund ........     2,374      3,683         --            --        --          (711)           --          5,346
Strategic Value and
  High Income Fund ..........        10          3         --            --        --           119           (10)           122
Tax-Exempt Bond Fund ........        --        186        361            --        --         5,044          (361)         5,230
Ultra Short Duration
  Fixed Income Fund .........       718         --         --        (7,077)     (376)          465          (719)        (6,989)
Value Opportunities Fund ....     5,502     12,050         --            --        --        10,655          (245)        27,962

Post-October losses represent losses realized on investment transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

--------------------------------------------------------------------------------

At September 30, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                     AMOUNT     EXPIRATION DATE
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund                       $     5   September 30, 2014

Diversified Growth Fund                             $17,343   September 30, 2009
                                                     35,398   September 30, 2010
                                                     11,331   September 30, 2011
                                                      1,877   September 30, 2013

Family Heritage(R) Fund                             $ 1,612   September 30, 2009
                                                      2,799   September 30, 2010
                                                      4,941   September 30, 2011
                                                      1,828   September 30, 2013

Mid Cap Fund                                        $     9   September 30, 2014

Sands Capital Select Growth Fund                    $ 8,045   September 30, 2009
                                                     12,366   September 30, 2010
                                                      5,720   September 30, 2011
                                                      2,692   September 30, 2014

Short Duration Fixed Income Fund                    $ 1,994   September 30, 2012
                                                         96   September 30, 2013
                                                      1,028   September 30, 2014

Taxable Bond Fund                                   $   473   September 30, 2010
                                                        129   September 30, 2014

Ultra Short Duration Fixed Income Fund              $ 6,706   September 30, 2012
                                                        371   September 30, 2014

During the year ended September 30, 2006, the following Funds utilized capital loss carryforwards as follows (000):

                                                                          AMOUNT
--------------------------------------------------------------------------------
Diversified Growth Fund                                                  $ 5,962
Family Heritage(R) Fund                                                    3,680
International Equity Fund                                                 24,106

--------------------------------------------------------------------------------

At March 31, 2007, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Funds were as follows:

                                                                                           NET UNREALIZED
                                                FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION
                                                TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund .............   $ 20,600,434    $    65,397   $   (305,990)   $  (240,593)
Diversified Growth Fund ...................   $134,472,891    $14,203,475   $ (7,224,558)   $ 6,978,917
Diversified Small Cap Fund ................   $231,237,197    $35,515,060   $ (6,826,544)   $28,688,516
Diversified Value Fund ....................   $164,330,113    $24,681,894   $ (1,342,487)   $23,339,407
Family Heritage(R) Fund ...................   $ 77,290,063    $21,369,545   $ (4,640,766)   $16,728,779
Healthcare and Biotechnology Fund .........   $ 51,432,128    $ 5,990,190   $   (532,242)   $ 5,457,948
HLAM Large Cap Quality Stock Fund .........   $ 11,105,179    $ 1,008,325   $    (95,499)   $   912,826
International Equity Fund .................   $126,527,803    $29,961,362   $ (3,465,452)   $26,495,910
Mid Cap Fund ..............................   $293,439,778    $25,363,018   $ (4,081,535)   $21,281,483
Pitcairn Select Value Fund ................   $ 59,440,149    $ 7,269,300   $   (157,632)   $ 7,111,668
Pitcairn Taxable Bond Fund ................   $ 39,025,484    $   986,162   $   (209,348)   $   776,814
Sands Capital Select Growth Fund ..........   $604,668,215    $82,293,704   $(17,597,765)   $64,695,939
Short Duration Fixed Income Fund ..........   $ 67,021,512    $   249,355   $   (994,298)   $  (744,943)
Small Cap Fund ............................   $ 79,923,978    $ 8,547,547   $ (1,086,764)   $ 7,460,783
Small Cap Value Opportunities Fund ........   $221,400,876    $23,999,198   $ (5,486,876)   $18,512,322
Strategic Value and High Income Fund ......   $  1,887,358    $     5,642   $       (156)   $     5,486
Tax-Exempt Bond Fund ......................   $111,551,979    $ 4,145,626   $    (98,118)   $ 4,047,508
Ultra Short Duration Fixed Income Fund ....   $154,600,356    $ 1,726,974   $   (594,751)   $ 1,132,223
Value Opportunities Fund ..................   $100,861,649    $13,050,066   $   (641,891)   $12,408,175

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on March 31, 2008. Management is in the process of determining the impact of adoption.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------

8. CONCENTRATIONS/RISKS

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9. SPECIAL SHAREHOLDERS' MEETING

A special meeting of shareholders of the Trust was held February 5, 2007 in order to elect John F. Barrett, Richard L. Brenan, H.Jerome Lerner, and John P. Zanotti to the Trust's Board of Trustees. The proposed Trustees were approved as follows:

                                                   SHARES FOR    SHARES WITHHELD
--------------------------------------------------------------------------------
John F. Barrett ................................   124,299,307      1,855,284
Richard L. Brenan ..............................   124,326,441      1,828,149
H. Jerome Lerner ...............................   124,307,162      1,847,428
John P. Zanotti ................................   124,330,858      1,823,732

10. FUND MERGERS

During a meeting held February 22, 2007 of the Board of Trustees, the Trustees unanimously approved an Agreement and Plan of Reorganization between the Pitcairn Select Value Fund and Diversified Value Fund whereby the Pitcairn Select Value Fund would transfer to the Diversified Value Fund all of its assets, subject to all of its liabilities, in exchange for shares of the Diversified Value Fund contingent upon shareholder approval.

11. SUBSEQUENT EVENT

During a meeting held February 22, 2007 of the Board of Trustees, the Trustees unanimously approved the liquidation of the HLAM Large Cap Quality Stock Fund. On May 11, 2007 all outstanding shares of the HLAM Large Cap Quality Stock Fund were redeemed as part of the liquidation of the Fund and all operations ceased on this date.

PORTFOLIO OF INVESTMENTS
CLOVER CORE FIXED INCOME FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
           U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 47.7%
$334,361   FHLMC ARM Pool #Q10089 (A), 4.53%, 1/1/36 ............   $   331,017
 982,293   FHLMC CMO Ser 3225 Class EO PO (B), .00%, 10/15/36....       754,585
 799,181   FHLMC CMO/REMIC Ser 3100 PO (B), .00%, 1/15/36 .......       615,312
 353,957   FHLMC CMO/REMIC Ser 3139, Class YB, 4.38%, 4/15/15 ...       345,399
 762,961   FHLMC Gold #08168, 6.00%, 12/1/36 ....................       769,107
 566,192   FHLMC Pool #C01844, 4.50%, 4/1/34 ....................       532,971
 657,206   FHLMC Pool #G08062, 5.00%, 6/1/35 ....................       635,797
  87,660   FNMA CMO/REMIC Ser 1994-17, Class H, 6.00%, 2/25/09 ..        87,758
 547,528   FNMA Pool #254759, 4.50%, 6/1/18 .....................       531,524
 669,021   FNMA Pool #255111, 5.50%, 3/1/34 .....................       663,151
  17,547   FNMA Pool #369214, 5.00%, 4/1/09 .....................        17,374
  56,122   FNMA Pool #535301, 6.50%, 4/1/15 .....................        57,539
 771,169   FNMA Pool #689022, 5.00%, 5/1/33 .....................       747,031
 466,775   FNMA Pool #694431, 5.00%, 3/1/18 .....................       461,558
 389,610   FNMA Pool #738783, 7.00%, 2/1/25 .....................       405,819
 327,487   FNMA Pool #G11570, 5.00%, 4/1/19 .....................       323,795
 128,739   GNMA CMO/REMIC Ser 2004-59, Class DA, 5.00%, 6/16/34..       127,332
   5,624   GNMA Pool #196477, 10.00%, 4/15/10 ...................         6,123
  18,957   GNMA Pool #202886, 8.00%, 3/15/17 ....................        20,016
   5,551   GNMA Pool #221235, 8.50%, 7/15/17 ....................         5,942
  14,821   GNMA Pool #331786, 8.00%, 8/15/22 ....................        15,736
  84,355   GNMA Pool #376400, 6.50%, 2/15/24 ....................        86,690
  68,048   GNMA Pool #439478, 7.00%, 1/15/27 ....................        71,215
 154,351   GNMA Pool #457921, 5.50%, 12/15/28 ...................       154,035
 101,071   GNMA Pool #462622, 6.50%, 3/15/28 ....................       104,086
  51,690   GNMA Pool #533974, 6.50%, 5/15/32 ....................        53,134
 124,867   GNMA Pool #570400, 6.50%, 9/15/31 ....................       128,471
 963,801   GNMA Pool #745730, 5.50%, 3/1/35 .....................       955,344
  35,424   GNMA Pool #781029, 6.50%, 5/15/29 ....................        36,481
 169,174   GNMA Pool #781096, 6.50%, 12/15/28 ...................       174,221
  81,217   GNMA Pool #781231, 7.00%, 12/15/30 ...................        84,411
 131,332   GNMA Pool #781276, 6.50%, 4/15/31 ....................       135,230
  78,727   GNMA Pool #781328, 7.00%, 9/15/31 ....................        82,359
                                                                    -----------
           TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS.....   $ 9,520,563
                                                                    -----------
           CORPORATE BONDS -- 24.8%

           FINANCIALS -- 8.7%
$650,000   Lehman Brothers Holdings, MTN (A), 8.00%, 9/5/16......   $   637,001
 600,000   Marsh & McClennan, 7.13%, 6/15/09.....................       622,328
 500,000   Morgan Stanley, MTN (A), 7.50%, 10/23/18..............       491,875
                                                                    -----------
                                                                      1,751,204
                                                                    -----------

           ENERGY -- 4.6%
$350,000   Williams Cos, 8.75%, 3/15/32..........................       403,375
 475,000   XTO Energy, 7.50%, 4/15/12............................       519,949
                                                                    -----------
                                                                        923,324
                                                                    -----------

-------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
-------------------------------------------------------------------------------

           CORPORATE BONDS -- 24.8% (CONTINUED)

           UTILITIES -- 4.1%
$350,000   AES, 9.38%, 9/15/10 ..................................   $   380,625
 415,000   Consolidated Natural Gas, Ser C, 6.25%, 11/1/11.......       431,339
                                                                    -----------
                                                                        811,964
                                                                    -----------

           INDUSTRIALS -- 3.3%
$650,000   Toyota Motor Credit, MTN (A), 8.00%, 9/1/16 ..........       648,375
                                                                    -----------

           CONSUMER DISCRETIONARY -- 2.1%
$400,000   Comcast, 6.50%, 1/15/17 ..............................       422,160
                                                                    -----------

           CONSUMER STAPLES -- 2.0%
$367,000   Conagra Foods, 7.88%, 9/15/10 ........................       397,287
                                                                    -----------

           TOTAL CORPORATE BONDS ................................   $ 4,954,314
                                                                    -----------

           U.S. TREASURY OBLIGATIONS -- 10.4%
$200,000   U.S. Treasury Bond, 7.50%, 11/15/16...................   $   243,055
 550,000   U.S. Treasury Bond, 6.25%, 8/15/23....................       631,425
 575,000   U.S. Treasury Bond, 4.50%, 2/15/36+...................       542,116
 350,000   U.S. Treasury Note, 4.25%, 8/15/13....................       344,026
 500,000   U.S. Treasury Strip, .00%, 5/15/17....................       309,088
                                                                    -----------
           TOTAL U.S. TREASURY OBLIGATIONS ......................   $ 2,069,710
                                                                    -----------

           ASSET-BACKED SECURITIES -- 9.5%
$300,000   Countrywide Alternative Loan Trust, Ser 2005-J13,
             Class 2A8, 5.50%, 11/25/35..........................   $   292,413
 500,000   CS First Boston Mortgage Securities, Ser 2005-C5,
             Class A3 (A), 5.10%, 8/15/38........................       496,799
 500,000   Merrill Lynch Mortgage Investors, Ser 1998-C1,
             Class A3 (A), 6.72%, 11/15/26.......................       534,675
 600,000   Wachovia Bank Commercial Mortgage Trust,
             Ser 2003-C5, Class B, 4.11%, 6/15/35 ...............       563,819
                                                                    -----------

           TOTAL ASSET-BACKED SECURITIES.........................   $ 1,887,706
                                                                    -----------

           U.S. GOVERNMENT AGENCY OBLIGATION -- 4.1%
$750,000   TVA, 5.88%, 4/1/36 ...................................   $   808,100
                                                                    -----------

           MUNICIPAL BOND -- 2.0%

           VIRGINIA -- 2.0%
$400,000   State Housing Authority RB, Taxable Rental, Ser C,
             5.00%, 5/1/13 ......................................   $   395,044
                                                                    -----------

           CONVERTIBLE BOND -- 0.1%
$ 13,000   Quebecor World, CV to 30.5880 Shares, 6.00%, 10/1/07..   $    12,886
                                                                    -----------

-------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                                 VALUE
-------------------------------------------------------------------------------
           INVESTMENT FUND -- 2.9%

 568,531   BlackRock Institutional Money Market Trust,
             5.23% * ^ ..........................................   $   568,531
                                                                    -----------
           CASH EQUIVALENT -- 0.7%

 142,987   BlackRock TempFund, Institutional Shares, 5.22% ^ ....   $   142,987
                                                                    -----------

           TOTAL INVESTMENT SECURITIES -- 102.2%
           (Cost $20,597,723) ...................................   $20,359,841

           LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.2%) ......      (441,462)
                                                                    -----------

           NET ASSETS -- 100.0% .................................   $19,918,379
                                                                    ===========

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $542,117.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2007.

(B) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

CV - Convertible Security

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

PO - Principal Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
DIVERSIFIED GROWTH FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 98.4%                                        SHARES         VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 27.4% ++
Alliance Data Systems*+ .................................       39,625   $  2,441,693
Apple Computer* .........................................       13,528      1,256,886
Applied Materials+ ......................................       83,936      1,537,708
Cisco Systems* ..........................................      149,531      3,817,526
Google, Class A* ........................................        5,281      2,419,543
Hewlett-Packard .........................................       45,550      1,828,377
Intel ...................................................      116,392      2,226,579
International Business Machines+ ........................       20,923      1,972,202
Microsoft+ ..............................................      140,436      3,913,951
Motorola ................................................       72,921      1,288,514
Novellus Systems*+ ......................................       59,192      1,895,328
Oracle* .................................................      173,813      3,151,230
Paychex+ ................................................       60,594      2,294,695
QUALCOMM* ...............................................       28,212      1,203,524
SanDisk* ................................................       24,230      1,061,274
                                                                         ------------
                                                                           32,309,030
                                                                         ------------

HEALTH CARE -- 16.4%
Aetna ...................................................       46,441      2,033,651
Amgen* ..................................................       40,622      2,269,957
Barr Pharmaceuticals* ...................................       20,703        959,584
Biogen Idec .............................................       28,226      1,252,670
Eli Lilly ...............................................       63,791      3,426,216
Johnson & Johnson .......................................       39,685      2,391,418
Patterson*+ .............................................       68,378      2,426,735
Stryker .................................................       42,010      2,786,103
WellPoint* ..............................................       23,074      1,871,301
                                                                         ------------
                                                                           19,417,635
                                                                         ------------

CONSUMER DISCRETIONARY -- 15.2%
Best Buy ................................................       56,141      2,735,190
Brinker International ...................................       34,515      1,128,641
Children's Place Retail Stores* .........................       24,610      1,372,254
Dollar Tree Stores* .....................................       49,527      1,893,912
eBay*+ ..................................................       30,265      1,003,285
Hilton Hotels+ ..........................................       58,468      2,102,509
NIKE, Class B ...........................................       17,132      1,820,446
Pool+ ...................................................       33,059      1,183,512
Staples .................................................       67,508      1,744,407
Walt Disney .............................................       88,540      3,048,432
                                                                         ------------
                                                                           18,032,588
                                                                         ------------

DIVERSIFIED GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 98.4% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
INDUSTRIALS -- 11.9%
Celanese ................................................       37,962   $  1,170,748
Dover ...................................................       31,165      1,521,164
FedEx ...................................................       17,790      1,911,180
General Electric ........................................       67,354      2,381,637
Goodrich ................................................       43,490      2,238,865
Norfolk Southern ........................................       17,868        904,121
Parker Hannifin .........................................       23,301      2,011,109
United Technologies .....................................       30,018      1,951,170
                                                                         ------------
                                                                           14,089,994
                                                                         ------------

CONSUMER STAPLES -- 11.2%
Altria Group ............................................       32,475      2,851,630
PepsiCo .................................................       60,878      3,869,406
Procter & Gamble ........................................       49,988      3,157,242
Wal-Mart Stores .........................................       72,920      3,423,594
                                                                         ------------
                                                                           13,301,872
                                                                         ------------

FINANCIALS -- 7.8%
American International Group ............................       17,778      1,195,037
Capital One Financial ...................................       20,317      1,533,121
E*TRADE Financial* ......................................       77,861      1,652,210
First Marblehead+ .......................................       30,359      1,362,816
Goldman Sachs Group+ ....................................        8,600      1,777,018
Host Hotels & Resorts*+ .................................       64,130      1,687,260
                                                                         ------------
                                                                            9,207,462
                                                                         ------------

ENERGY -- 3.2%
Anadarko Petroleum ......................................       23,350      1,003,583
National-Oilwell Varco*+ ................................       21,995      1,710,991
Unit* ...................................................       22,209      1,123,553
                                                                         ------------
                                                                            3,838,127
                                                                         ------------

MATERIALS -- 2.3%
Alcoa ...................................................       34,953      1,184,907
E.I. du Pont de Nemours+ ................................       30,815      1,523,185
                                                                         ------------
                                                                            2,708,092
                                                                         ------------

TELECOMMUNICATION SERVICES -- 1.9%
ADC Telecommunications* .................................       74,823      1,252,537
Telephone & Data Systems ................................       17,523        979,536
                                                                         ------------
                                                                            2,232,073
                                                                         ------------

DIVERSIFIED GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 98.4% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
UTILITIES -- 1.1%
AES* ....................................................       61,574   $  1,325,073
                                                                         ------------
TOTAL COMMON STOCKS .....................................                $116,461,946
                                                                         ------------

EXCHANGE TRADED FUND -- 1.7%
iShares Russell 1000 Growth Index Fund ..................       36,810   $  2,047,372
                                                                         ------------

INVESTMENT FUND -- 19.4%
BlackRock Institutional Money Market Trust, 5.23% ** ^ ..   22,942,490   $ 22,942,490
                                                                         ------------

TOTAL INVESTMENT SECURITIES -- 119.5%
(Cost $134,135,132) .....................................                $141,451,808

LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.5%) ........                 (23,097,264)
                                                                         ------------

NET ASSETS -- 100.0% ....................................                $118,354,544
                                                                         ------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $22,215,319.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

++ More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP VALUE FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.5%                                        SHARES         VALUE
-------------------------------------------------------------------------------------
FINANCIALS -- 30.4%
Advanta, Class B ........................................       60,725   $  2,662,183
Affiliated Managers Group*+ .............................       14,900      1,614,415
AG Edwards ..............................................       18,815      1,301,622
American Campus Communities .............................       57,695      1,747,582
Annaly Capital Management ...............................       82,575      1,278,261
Anworth Mortgage Asset ..................................      131,480      1,284,560
Argonaut Group* .........................................       43,475      1,406,851
Central Pacific Financial ...............................       69,850      2,554,415
City Holding ............................................       54,690      2,212,211
CNA Surety* .............................................       56,760      1,197,636
Columbia Banking System .................................       66,820      2,253,839
Delphi Financial Group, Class A .........................       37,435      1,506,010
FelCor Lodging Trust ....................................      111,370      2,892,278
First Charter ...........................................       78,990      1,698,285
First Midwest Bancorp ...................................       36,535      1,342,661
FirstFed Financial*+ ....................................       17,980      1,021,803
FirstMerit ..............................................       61,160      1,291,088
Flushing Financial ......................................      104,955      1,703,420
FPIC Insurance Group* ...................................       32,425      1,448,425
Fulton Financial ........................................      118,785      1,725,946
HCC Insurance Holdings ..................................       38,905      1,198,274
Highwoods Properties ....................................       32,925      1,300,208
Home Properties .........................................       27,760      1,466,006
IBERIABANK ..............................................       23,990      1,335,283
Independent Bank ........................................       53,520      1,762,949
Jackson Hewitt Tax Service ..............................       33,885      1,090,419
Lexington Realty Trust+ .................................       82,875      1,751,149
LTC Properties ..........................................       48,915      1,267,388
MFA Mortgage Investments ................................      175,365      1,350,311
National Retail Properties ..............................       53,050      1,283,280
Navigators Group* .......................................       34,930      1,752,438
Northwest Bancorp .......................................       73,605      1,993,959
Potlatch ................................................       32,671      1,495,678
Prosperity Bancshares ...................................       53,385      1,854,595
Safety Insurance Group ..................................       32,045      1,285,645
Selective Insurance Group ...............................       64,825      1,650,445
Sovran Self Storage .....................................       19,900      1,102,659
Sterling Bancshares .....................................      135,962      1,520,055
Sun Communities .........................................       47,275      1,466,471
United America Indemnity, Class A* ......................       94,335      2,188,572
United Bankshares .......................................       52,605      1,842,753
West Coast Bancorp ......................................       59,885      1,914,523
Westamerica Bancorp .....................................       34,925      1,682,337
                                                                         ------------
                                                                           69,698,888
                                                                         ------------

DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.4%
Aeroflex* ...............................................      147,335   $  1,937,454
Atmel* ..................................................      272,090      1,368,613
Avnet*+ .................................................       60,725      2,194,601
Brocade Communications Systems* .........................      161,285      1,535,433
CommScope* ..............................................       43,395      1,861,645
CSG Systems International* ..............................       46,870      1,172,687
CTS .....................................................       71,135        983,086
Cymer*+ .................................................       21,255        883,145
Digital River*+ .........................................       22,870      1,263,568
Fairchild Semiconductor International* ..................       89,830      1,501,958
Imation .................................................       31,830      1,285,295
Itron* ..................................................       21,590      1,404,214
j2 Global Communications* ...............................       39,990      1,108,523
Macrovision* ............................................       58,175      1,457,284
Mentor Graphics* ........................................       50,940        832,360
MicroStrategy, Class A* .................................       10,980      1,387,762
NICE Systems ADR* .......................................       47,410      1,612,888
Omnivision Technologies*+ ...............................       30,875        400,140
Paxar* ..................................................       31,995        918,257
Polycom*+ ...............................................       47,145      1,571,343
SeaChange International* ................................      215,305      1,752,583
SPSS* ...................................................       34,055      1,229,386
Sykes Enterprises* ......................................       75,135      1,370,462
TTM Technologies* .......................................       83,100        792,774
United Online ...........................................       82,450      1,156,774
UTStarcom*+ .............................................      132,660      1,099,751
Zoran* ..................................................       84,440      1,437,169
                                                                         ------------
                                                                           35,519,155
                                                                         ------------

CONSUMER DISCRETIONARY -- 14.8%
AFC Enterprises* ........................................       62,900      1,261,145
Brown Shoe ..............................................       36,645      1,539,090
Callaway Golf+ ..........................................       84,990      1,339,442
CEC Entertainment* ......................................       32,825      1,363,551
Children's Place Retail Stores* .........................       12,590        702,018
Dollar Tree Stores* .....................................       39,705      1,518,319
GameStop, Class A* ......................................       34,775      1,132,622
Genesco* ................................................       45,915      1,906,850
Group 1 Automotive ......................................       22,115        879,514
Harris Interactive* .....................................      217,935      1,314,148
HOT Topic* ..............................................      131,100      1,455,210
Kellwood+ ...............................................       37,815      1,109,114
Maidenform Brands* ......................................       70,030      1,615,592
Multimedia Games*+ ......................................       58,810        699,839

DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.8% (CONTINUED)
OfficeMax ...............................................       26,255   $  1,384,689
Phillips-Van Heusen .....................................       31,805      1,870,134
Rent-A-Center* ..........................................       60,640      1,696,707
Scholastic* .............................................       46,350      1,441,485
Sotheby's+ ..............................................       49,015      2,180,187
Tenneco* ................................................       97,405      2,479,931
Tractor Supply*+ ........................................       49,650      2,556,974
Wet Seal, Class A* ......................................      200,250      1,311,638
Wolverine World Wide ....................................       42,950      1,227,082
                                                                         ------------
                                                                           33,985,281
                                                                         ------------

INDUSTRIALS -- 11.9%
Ampco-Pittsburgh ........................................       37,070      1,070,952
Armor Holdings*+ ........................................       21,840      1,470,487
Bucyrus International ...................................       51,380      2,646,069
Consolidated Graphics* ..................................       17,910      1,326,236
EMCOR Group* ............................................       26,535      1,565,034
Flowserve ...............................................       16,120        921,903
Freightcar America ......................................       16,630        801,067
Genlyte Group* ..........................................       15,050      1,061,778
Granite Construction ....................................       20,800      1,149,408
HUB Group, Class A* .....................................       46,705      1,353,978
Orbital Sciences* .......................................       56,460      1,058,060
Pacer International .....................................       34,540        930,508
Quanta Services*+ .......................................       96,590      2,435,999
Republic Airways Holdings* ..............................       74,085      1,700,992
Saia* ...................................................       51,625      1,226,094
Skywest .................................................       55,550      1,490,407
URS* ....................................................       37,140      1,581,793
Volt Information Sciences* ..............................       30,715        804,426
Washington Group International* .........................       16,795      1,115,524
WESCO International*+ ...................................       26,135      1,640,755
                                                                         ------------
                                                                           27,351,470
                                                                         ------------

MATERIALS -- 7.4%
AEP Industries* .........................................       24,680      1,061,240
Buckeye Technologies* ...................................      157,855      2,048,958
Calgon Carbon*+ .........................................      190,775      1,585,340
Chaparral Steel .........................................       29,625      1,723,286
Commercial Metals .......................................       44,015      1,379,870
GrafTech International* .................................      119,920      1,088,874
Graphic Packaging* ......................................      265,395      1,257,972
HB Fuller ...............................................       50,300      1,371,681
Innospec ................................................       36,360      2,095,791

DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
MATERIALS -- 7.4% (CONTINUED)
Myers Industries ........................................       75,625   $  1,412,675
OM Group* ...............................................       45,680      2,040,982
                                                                         ------------
                                                                           17,066,669
                                                                         ------------

UTILITIES -- 5.4%
AGL Resources ...........................................       40,580      1,733,578
Avista ..................................................       62,725      1,519,827
Cleco ...................................................      102,045      2,635,821
MGE Energy ..............................................       32,625      1,156,883
Nicor+ ..................................................       30,790      1,490,852
ONEOK ...................................................       40,090      1,804,050
Otter Tail ..............................................       60,765      2,080,594
                                                                         ------------
                                                                           12,421,605
                                                                         ------------

CONSUMER STAPLES -- 5.4%
Andersons+ ..............................................       14,535        645,354
Church & Dwight .........................................       32,620      1,642,417
Elizabeth Arden* ........................................       81,445      1,777,130
NBTY* ...................................................       23,500      1,246,440
Pantry*+ ................................................       17,750        802,655
Spartan Stores ..........................................       56,560      1,515,808
Steiner Leisure* ........................................       17,775        799,520
TreeHouse Foods* ........................................       53,460      1,628,926
Universal ...............................................       37,550      2,303,692
                                                                         ------------
                                                                           12,361,942
                                                                         ------------

HEALTH CARE -- 4.5%
CONMED* .................................................       57,170      1,671,079
MedCath* ................................................       76,375      2,085,037
Noven Pharmaceuticals* ..................................       84,870      1,968,983
PSS World Medical* ......................................       82,470      1,743,416
Service Corporation International .......................      105,925      1,256,271
ViroPharma* .............................................      114,930      1,649,246
                                                                         ------------
                                                                           10,374,032
                                                                         ------------

ENERGY -- 4.3%
Cabot Oil & Gas .........................................       32,915      2,215,837
Forest Oil*+ ............................................       41,050      1,369,839
Foundation Coal Holdings ................................       49,920      1,714,253
Houston Exploration* ....................................       28,065      1,514,107
SEACOR Holdings* ........................................       17,690      1,740,696
Whiting Petroleum*+ .....................................       32,535      1,282,204
                                                                         ------------
                                                                            9,836,936
                                                                         ------------
TOTAL COMMON STOCKS                                                      $228,615,978
                                                                         ------------

DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
                                                              SHARES         VALUE
-------------------------------------------------------------------------------------
INVESTMENT FUND -- 12.8%
BlackRock Institutional Money Market Trust, 5.23% ** ^ ..   29,359,250   $ 29,359,250
                                                                         ------------
CASH EQUIVALENT -- 0.8%
BlackRock TempFund, Institutional Shares, 5.22% ^ .......    1,950,485   $  1,950,485
                                                                         ------------
TOTAL INVESTMENT SECURITIES -- 113.1%
(Cost $230,970,733) .....................................                $259,925,713

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.1%) ........                 (30,019,053)
                                                                         ------------

NET ASSETS -- 100.0% ....................................                $229,906,660
                                                                         ============

*    Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $28,251,074.

**   Represents collateral for securities loaned.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

ADR - American Depository Receipt

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
DIVERSIFIED VALUE FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 99.7%                                  SHARES        VALUE
-------------------------------------------------------------------------------

FINANCIALS -- 35.0%
American International Group.......................       72,618   $  4,881,382
Bear Stearns+ .....................................       38,755      5,826,814
Capital One Financial .............................       49,314      3,721,234
CBL & Associates Properties........................       60,059      2,693,046
Citigroup .........................................      160,492      8,239,659
Comerica ..........................................       42,767      2,528,385
CompuCredit*+ .....................................       59,307      1,851,565
Countrywide Financial .............................       78,992      2,657,291
Everest Re Group ..................................       17,302      1,663,933
Genworth Financial ................................       83,415      2,914,520
JPMorgan Chase ....................................      170,453      8,246,517
KeyCorp ...........................................       68,447      2,564,709
ProLogis ..........................................       41,740      2,710,178
RenaissanceRe Holdings ............................       32,621      1,635,617
Washington Mutual+ ................................       42,130      1,701,209
Wells Fargo .......................................      148,218      5,103,146
                                                                   ------------
                                                                     58,939,205
                                                                   ------------

ENERGY -- 14.3%
Anadarko Petroleum ................................       73,255      3,148,500
Chevron Texaco ....................................       65,393      4,836,466
ConocoPhillips ....................................       91,336      6,242,816
Exxon Mobil .......................................       91,688      6,917,859
Marathon Oil ......................................       29,359      2,901,550
                                                                   ------------
                                                                     24,047,191
                                                                   ------------

CONSUMER STAPLES -- 9.7%
Altria Group ......................................       67,015      5,884,586
J.M. Smucker ......................................       49,480      2,638,274
Procter & Gamble ..................................       84,573      5,341,631
Wal-Mart Stores ...................................       51,524      2,419,052
                                                                   ------------
                                                                     16,283,543
                                                                   ------------

HEALTH CARE -- 7.6%
Aetna .............................................       65,738      2,878,667
Eli Lilly .........................................       43,905      2,358,138
Mylan Laboratories ................................       66,795      1,412,046
PerkinElmer .......................................       62,127      1,504,716
Pfizer ............................................      186,116      4,701,290
                                                                   ------------
                                                                     12,854,857
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.5%
AT&T ..............................................      133,578   $  5,266,981
Avaya* ............................................      119,008      1,405,484
Telephone & Data Systems ..........................       22,810      1,275,079
Verizon Communications+ ...........................      124,011      4,702,497
                                                                   ------------
                                                                     12,650,041
                                                                   ------------

CONSUMER DISCRETIONARY -- 6.9%
Dollar Tree Stores* ...............................       58,914      2,252,871
News, Class A .....................................      108,429      2,506,878
Walt Disney .......................................      199,133      6,856,150
                                                                   ------------
                                                                     11,615,899
                                                                   ------------

UTILITIES -- 6.5%
American Electric Power ...........................       96,657      4,712,029
Pepco Holdings+ ...................................      117,056      3,396,965
SCANA .............................................       65,198      2,814,598
                                                                   ------------
                                                                     10,923,592
                                                                   ------------

INDUSTRIALS -- 5.0%
Alliant Techsystems* ..............................       19,295      1,696,416
Caterpillar .......................................       33,247      2,228,547
Norfolk Southern ..................................       23,176      1,172,706
Novellus Systems*+ ................................       43,089      1,379,710
Parker Hannifin ...................................       21,756      1,877,760
                                                                   ------------
                                                                      8,355,139
                                                                   ------------

MATERIALS -- 4.1%
Alcoa .............................................       55,682      1,887,620
Dow Chemical ......................................       51,166      2,346,473
International Paper+ ..............................       41,613      1,514,713
Lyondell Chemical .................................       40,797      1,222,686
                                                                   ------------
                                                                      6,971,492
                                                                   ------------

INFORMATION TECHNOLOGY -- 3.1%
Computer Sciences* ................................       29,295      1,527,148
Hewlett-Packard ...................................       92,215      3,701,510
                                                                   ------------
                                                                      5,228,658
                                                                   ------------
TOTAL COMMON STOCKS ...............................                $167,869,617
                                                                   ------------

DIVERSIFIED VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------
                                                                      MARKET
                                                        SHARES         VALUE
-------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.5%
iShares Russell 1000 Value Index Fund..............       10,527   $    875,215
                                                                   ------------

INVESTMENT FUND -- 11.2%
BlackRock Institutional Money Market Trust,
  5.23% ** ^.......................................   18,924,688   $ 18,924,688
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 111.4%
(Cost $164,289,018)................................                $187,669,520
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.4%)...                 (19,244,169)
                                                                   ------------

NET ASSETS -- 100.0%...............................                $168,425,351
                                                                   ============

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $16,890,033.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
FAMILY HERITAGE FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
COMMON STOCK -- 98.9%                                    SHARES         VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 21.5%
Berkshire Hathaway, Class B*+ ......................          675   $ 2,457,000
Capital One Financial ..............................       29,833     2,251,198
CapitalSource+ .....................................       75,697     1,902,266
Commerce Bancshares ................................       42,170     2,037,233
CompuCredit*+ ......................................       52,170     1,628,747
Federated Investors, Class B .......................       56,185     2,063,113
Flagstar Bancorp ...................................       85,549     1,022,311
Philadelphia Consolidated Holding* .................       15,777       694,030
Progressive ........................................       29,836       651,022
TCF Financial+ .....................................       99,197     2,614,832
                                                                    -----------
                                                                     17,321,752
                                                                    -----------

INFORMATION TECHNOLOGY -- 17.2%
Dell* ..............................................       60,200     1,397,242
Fiserv* ............................................       24,685     1,309,786
Marvell Technology Group* ..........................       67,227     1,130,086
Microsoft+ .........................................       98,151     2,735,468
Molex, Class A .....................................       34,942       869,706
Oracle* ............................................       98,883     1,792,749
Paychex+ ...........................................       45,988     1,741,566
QUALCOMM* ..........................................       26,330     1,123,238
Vishay Intertechnology* ............................       53,708       750,838
Yahoo!* ............................................       30,021       939,357
                                                                    -----------
                                                                     13,790,036
                                                                    -----------

HEALTH CARE -- 13.0%
Cephalon* ..........................................       21,459     1,528,095
Eli Lilly ..........................................       67,919     3,647,929
Stryker ............................................       55,587     3,686,531
Universal Health Services, Class B .................       26,348     1,508,686
                                                                    -----------
                                                                     10,371,241
                                                                    -----------

CONSUMER DISCRETIONARY -- 12.7%
Aaron Rents ........................................       29,351       776,040
Alberto-Culver .....................................       43,868     1,003,700
Best Buy ...........................................       17,694       862,052
Carnival ...........................................       21,558     1,010,208
Comcast, Class A*+ .................................       66,972     1,737,923
K-Swiss ............................................       15,438       417,135
Marriott International, Class A+ ...................       25,168     1,232,225
Men's Wearhouse ....................................       21,629     1,017,644
NIKE, Class B ......................................        9,402       999,057
Viacom, Class B* ...................................       27,846     1,144,749
                                                                    -----------
                                                                     10,200,733
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       MARKET
COMMON STOCKS -- 98.9% (CONTINUED)                       SHARES         VALUE
--------------------------------------------------------------------------------
ENERGY -- 8.3%
Apache .............................................       16,214   $ 1,146,330
CARBO Ceramics .....................................       18,036       839,576
Chesapeake Energy+ .................................       33,803     1,043,837
Devon Energy .......................................       16,360     1,132,439
Hess Corporation ...................................       29,148     1,616,839
Murphy Oil+ ........................................       16,714       892,528
                                                                    -----------
                                                                      6,671,549
                                                                    -----------

CONSUMER STAPLES -- 7.7%
Central European Distribution* .....................       47,926     1,395,126
Hansen Natural* ....................................       13,018       493,122
Wal-Mart Stores ....................................       49,147     2,307,451
Wm. Wrigley Jr.+ ...................................       38,862     1,979,242
                                                                    -----------
                                                                      6,174,941
                                                                    -----------

INDUSTRIALS -- 7.2%
Danaher ............................................       18,725     1,337,901
General Dynamics ...................................       25,485     1,947,055
Illinois Tool Works ................................       33,377     1,722,253
Werner Enterprises .................................       40,108       728,762
                                                                    -----------
                                                                      5,735,971
                                                                    -----------

MATERIALS -- 4.7%
E.I. du Pont de Nemours ............................       46,981     2,322,271
Worthington Industries+ ............................       68,438     1,408,454
                                                                    -----------
                                                                      3,730,725
                                                                    -----------

UTILITIES -- 3.6%
AES* ...............................................      132,416     2,849,592
                                                                    -----------

TELECOMMUNICATION SERVICES -- 3.0%
Telephone & Data Systems ...........................       42,708     2,387,377
                                                                    -----------

TOTAL COMMON STOCKS ................................                $79,233,917
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                         SHARES         VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 1.2%
SPDR Trust Series 1+ ...............................        6,534   $   928,156
                                                                    -----------

INVESTMENT FUND -- 17.3%
BlackRock Institutional Money
  Market Trust, 5.23% ** ^ .........................   13,825,829   $13,825,829
                                                                    -----------

CASH EQUIVALENT -- 0.0%
PNC Bank Money Market Fund, 4.80% ^ ................       30,940   $    30,940
                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 117.4%
(Cost $77,229,840) .................................                $94,018,842

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.4%)                    (13,961,626)
                                                                    -----------

NET ASSETS -- 100.0% ...............................                $80,057,216
                                                                    ===========

*    Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $13,256,156.

**   Represents collateral for securities loaned.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
HEALTHCARE AND BIOTECHNOLOGY FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        MARKET
COMMON STOCKS -- 98.4%                                   SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 98.4%
Abbott Laboratories ...............................       53,840   $  3,004,271
Aetna .............................................        7,700        337,183
Alexion Pharmaceuticals*+ .........................       12,840        555,202
Allergan+ .........................................       10,430      1,155,853
Baxter International ..............................       55,550      2,925,818
BioLase Technology* ...............................       18,790        182,827
BioMarin Pharmaceutical* ..........................       13,140        226,796
Bristol-Myers Squibb+ .............................       43,460      1,206,450
Celgene*+ .........................................       33,560      1,760,558
Cephalon*+ ........................................       11,700        833,157
Cypress Bioscience* ...............................       42,490        322,924
Cytyc* ............................................       15,850        542,229
DENTSPLY International ............................       20,970        686,768
Express Scripts* ..................................        5,890        475,441
Genentech* ........................................        5,650        463,978
Gilead Sciences* ..................................       41,790      3,196,934
Healthways* .......................................        7,760        362,780
Henry Schein*+ ....................................       26,972      1,488,315
ICON Plc ADR* .....................................       15,050        641,130
Intuitive Surgical*+ ..............................        7,490        910,559
Johnson & Johnson .................................       26,790      1,614,365
Laboratory Corp. of America Holdings*+ ............       26,360      1,914,527
Medicis Pharmaceutical+ ...........................       16,360        504,215
Medivation* .......................................       22,390        422,275
Novartis AG ADR+ ..................................        9,250        505,328
Orthofix International N.V. ADR* ..................        7,110        362,966
Pharmaceutical Product Development ................       44,860      1,511,333
Progenics Pharmaceuticals* ........................       11,950        282,976
Quality Systems*+ .................................       12,860        514,400
Respironics* ......................................       10,390        436,276
Roche Holdings ADR ................................       20,820      1,846,734
Schering-Plough ...................................       70,640      1,802,026
Sepracor* .........................................       16,330        761,468
Shire ADR+ ........................................       37,428      2,316,793
St. Jude Medical* .................................       32,550      1,224,206
Thermo Fisher Scientific* .........................       47,910      2,239,793
UnitedHealth Group ................................       29,509      1,563,092
Universal Health Services, Class B ................        8,080        462,661
West Pharmaceutical Services ......................       10,640        494,015
Wyeth .............................................       55,000      2,751,650
Xenoport* .........................................       10,390        289,465
                                                                   ------------
                                                                     45,099,737
                                                                   ------------

TOTAL COMMON STOCKS ...............................                $ 45,099,737
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENT FUND -- 24.3%
BlackRock Institutional
  Money Market Trust, 5.23% ** ^ ..................   11,139,748   $ 11,139,748
                                                                   ------------

CASH EQUIVALENT -- 1.4%
BlackRock TempFund, Institutional Shares, 5.22% ^ .      650,591   $    650,591
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 124.1%
(Cost $50,748,446) ................................                $ 56,890,076

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.1%) ..                 (11,040,364)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 45,849,712
                                                                   ============

*    Non=income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $10,725,851.

**   Represents collateral for securities loaned.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
HLAM LARGE CAP QUALITY STOCK FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
                                                                       MARKET
COMMON STOCKS -- 44.4%                                    SHARES       VALUE
-------------------------------------------------------------------------------
FINANCIALS -- 10.5%
American International Group ........................       3,846   $   258,528
Berkshire Hathaway, Class A* ........................           3       326,969
JP Morgan Chase .....................................       1,745        84,423
Morgan Stanley ......................................       1,915       150,825
Synovus Financial ...................................       5,920       191,453
US Bancorp ..........................................       2,815        98,441
Washington Mutual ...................................       1,835        74,097
Western Union .......................................       1,410        30,950
                                                                    -----------
                                                                      1,215,686
                                                                    -----------
CONSUMER DISCRETIONARY -- 10.5%
Comcast, Class A* ...................................       9,005       233,679
eBay* ...............................................       1,845        61,162
Harley-Davidson .....................................       2,860       168,025
Home Depot ..........................................       5,785       212,540
International Game Technology .......................       1,925        77,732
Mattel ..............................................       3,505        96,633
Omnicom Group .......................................       1,675       171,487
TJX .................................................       2,500        67,400
Viacom, Class B* ....................................         770        31,655
Walt Disney .........................................       2,725        93,822
                                                                    -----------
                                                                      1,214,135
                                                                    -----------
HEALTH CARE -- 9.2%
Allergan ............................................         790        87,548
Amgen* ..............................................       1,355        75,717
Cardinal Health .....................................       1,290        94,106
Johnson & Johnson ...................................       2,985       179,876
Pfizer ..............................................       4,430       111,902
Teva Pharmaceutical Industries ADR ..................       3,480       130,256
Varian Medical Systems* .............................       1,335        63,666
Waters* .............................................       4,370       253,460
Wyeth ...............................................       1,290        64,539
                                                                    -----------
                                                                      1,061,070
                                                                    -----------
INFORMATION TECHNOLOGY -- 7.7%
Applied Materials ...................................       6,055       110,928
Automatic Data Processing ...........................       3,790       183,437
CDW* ................................................       1,510        92,759
Cisco Systems* ......................................       3,380        86,291
EMC* ................................................       6,665        92,310
Microsoft ...........................................       5,745       160,113

-------------------------------------------------------------------------------
                                                                       MARKET
COMMON STOCKS -- 44.4% (CONTINUED)                        SHARES       VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 7.7% (CONTINUED)
Nokia ADR ...........................................       4,240   $    97,181
Texas Instruments ...................................       2,500        75,250
                                                                    -----------
                                                                        898,269
                                                                    -----------
CONSUMER STAPLES -- 3.8%
CVS/Caremark ........................................       3,255       111,126
PepsiCo .............................................       2,670       169,706
Procter & Gamble ....................................       1,140        72,002
Walgreen ............................................       2,025        92,927
                                                                    -----------
                                                                        445,761
                                                                    -----------
INDUSTRIALS -- 2.7%
Cintas ..............................................       1,110        40,071
Dover ...............................................       2,305       112,507
General Electric ....................................       2,170        76,731
Tyco International ..................................       2,540        80,137
                                                                    -----------
                                                                        309,446
                                                                    -----------
TOTAL COMMON STOCKS .................................               $ 5,144,367
                                                                    -----------
CASH EQUIVALENT -- 59.3%
BlackRock TempFund, Institutional Shares,
  5.22% ^ ...........................................   6,873,639   $ 6,873,638
                                                                    -----------
TOTAL INVESTMENT SECURITIES -- 103.7%
  (Cost $11,097,132) ................................               $12,018,005
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.7%) .....                  (427,332)
                                                                    -----------

NET ASSETS -- 100.0% ................................               $11,590,673
                                                                    ===========

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3%                             SHARES       VALUE
--------------------------------------------------------------------------------
AUSTRALIA -- 4.6%
Adelaide Brighton Ltd .................................    37,457   $    103,955
Austereo Group ........................................    15,200         25,212
Australia & New Zealand Banking Group .................    33,800        812,250
BHP Billiton Ltd ......................................    17,900        432,908
BlueScope Steel Ltd ...................................     7,200         61,170
Boral Limited .........................................     5,700         38,003
Coles Group Ltd .......................................     3,800         49,964
Felix Resources Ltd ...................................     1,300          5,259
Foster's Group Ltd ....................................    16,700         92,560
Goodman Fiedler Ltd ...................................    33,800         66,730
Independence Group NL .................................     9,400         37,801
Insurance Australia Group .............................    10,267         48,681
IOOF Holdings Ltd .....................................     2,000         16,118
Jabiru Metals Ltd* ....................................    29,000         29,096
Jubilee Mines NL ......................................     9,200        130,418
Leighton Holdings Ltd .................................     6,000        162,732
Lend Lease Ltd ........................................    13,100        211,885
Lion Nathan Ltd .......................................       300          2,652
Macmahon Holdings Ltd .................................   102,500         70,495
Minara Resouces Ltd ...................................    20,900        124,970
Mincor Resources ......................................    12,500         31,050
National Australia Bank Ltd ...........................    28,600        934,899
Orica Limited .........................................       500         10,256
Pacific Brands Ltd ....................................    23,900         59,368
Perilya Ltd ...........................................    20,700         60,631
Port Bouvard Ltd* .....................................    10,148         20,938
Promina Group .........................................    41,700        246,981
Qantas Airways Ltd ....................................    54,190        230,195
QBE Insurance Group Ltd ...............................     4,800        122,495
Rio Tinto Ltd .........................................    10,000        637,673
Sally Malay Mining* ...................................    25,900         82,568
Sims Group Ltd ........................................     7,100        134,199
Smorgon Steel Group Ltd ...............................    75,299        124,290
Straits Resources .....................................    24,600         74,443
Suncorp-Metway Ltd ....................................    10,200        171,664
Sunland Group Ltd .....................................    34,600         94,066
TABCORP Holdings ......................................    13,300        177,455
West Australian Newspapers Holdings Ltd ...............     9,900        125,202
Westpac Banking .......................................    22,700        483,975
Woolworths Ltd ........................................    23,400        514,804
WorleyParsons Ltd .....................................     2,300         51,717
Zinifex Ltd ...........................................    17,600        224,717
                                                                    ------------
                                                                       7,136,445
                                                                    ------------

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
AUSTRIA -- 1.0%
Austrian Airlines* ....................................     4,911   $     70,921
Boehler-Uddeholm AG ...................................     4,772        458,999
Immofinanz Immobilien Anlagen AG* .....................    28,607        458,599
Voestalpine AG* .......................................     8,000        580,322
                                                                    ------------
                                                                       1,568,841
                                                                    ------------
BELGIUM -- 2.1%
Agfa Gevaert N.V. .....................................       620         13,989
Delhaize Group* .......................................     6,387        587,121
D'ieteren S.A.* .......................................       225         93,180
Fortis ................................................    42,000      1,917,788
Solvay S.A. ...........................................     2,321        356,700
Umicore ...............................................     1,800        320,059
                                                                    ------------
                                                                       3,288,837
                                                                    ------------
CANADA -- 6.5%
Agnico-Eagle Mines Ltd ................................       101          3,572
Agrium ................................................       800         30,729
Alcan .................................................    10,400        542,068
Angiotech Pharmaceuticals* ............................     6,700         36,152
Aspreva Pharmaceuticals* ..............................     2,500         54,499
Atco Ltd, Class I .....................................     4,200        170,968
AUR Resources .........................................     8,700        183,102
Axcan Pharma* .........................................     3,340         55,339
Bank of Montreal ......................................    11,100        670,269
Bank of Nova Scotia ...................................     5,295        243,930
Barrick Gold ..........................................     8,400        239,647
Canaccord Capital .....................................     3,820         73,184
Canada Bread Ltd ......................................       180          8,153
Canadian Imperial Bank of Commerce ....................     1,780        154,459
Canadian Natural Resources ............................    10,498        579,636
Canadian Utilities Ltd, Class A .......................     8,100        298,646
CanWest Global Communications* ........................     4,000         38,316
Cascades ..............................................     4,120         41,571
Celestica* ............................................     8,400         51,290
Corus Entertainment, Class B ..........................     3,100        118,270
Dorel Industries ......................................       600         19,461
Dundee Wealth Management ..............................     1,000         13,728
Dundee, Class A* ......................................     1,900         87,759
Empire Ltd, Class A ...................................     1,200         41,677
EnCana ................................................     8,700        440,049
Flint Energy Services Ltd* ............................     3,900         84,411
Great-West Lifeco .....................................     3,400        102,477
Groupe CGI* ...........................................    22,900        197,940

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
CANADA -- 6.5% (CONTINUED)
Husky Injection Molding Systems Ltd ...................       420   $      2,801
Inmet Mining ..........................................     4,000        219,990
Kingsway Financial Services ...........................     3,820         71,497
Laurentian Bank of Canada .............................     1,792         51,839
Linamar ...............................................     5,320         72,755
Manulife Financial ....................................    10,200        350,719
Martinrea International* ..............................     1,250         16,077
Methanex ..............................................     7,200        160,450
MI Developments, Class A ..............................     3,600        134,571
National Bank of Canada ...............................     8,300        449,146
Nexen .................................................     2,300        140,876
Nortel Networks Ltd* ..................................    15,380        368,582
Northbridge Financial .................................     3,784        107,300
Open Text* ............................................     4,200         93,451
Power Financial .......................................     3,100        104,658
QLT* ..................................................     5,420         42,155
Royal Bank of Canada ..................................    19,010        946,714
Saputo ................................................     6,699        267,937
Sherritt International ................................     4,050         58,368
Sobeys ................................................     2,500         79,032
Stantec* ..............................................     2,940         80,846
Sun Life Financial ....................................     1,370         62,318
Talisman Energy .......................................    29,827        523,380
Teck Cominco Ltd, Class B .............................     5,953        414,998
Telus .................................................     9,207        459,473
Toronto-Dominion Bank .................................     1,195         71,849
Transcontinental, Class B .............................     6,200        114,753
                                                                    ------------
                                                                      10,047,837
                                                                    ------------
CHINA -- 0.7%
Beijing Enterprises Holdings Ltd ......................    36,000         91,687
China Mobile Ltd ......................................     2,000         18,186
China Netcom Group Ltd ................................     4,000         10,443
China Petroleum and Chemical ..........................    16,000         13,536
China Unicom Ltd ......................................    16,000         23,058
Digital China Holdings Ltd* ...........................    25,000          9,823
Great Wall Technology* ................................    92,000         28,494
Guangdong Investment Ltd ..............................    94,000         50,167
Guangzhou Investment Co Ltd ...........................   350,000         86,005
PetroChina Co Ltd, Class H ............................   242,000        287,112
PICC Property & Casualty, Class H .....................   238,000        136,461
Shanghai Industrial Holdings* .........................    36,000         83,118
Shenzhen Expressway Co Ltd ............................     8,000          5,027
Sinotrans Ltd .........................................   234,000         93,738
TPV Technology Ltd ....................................    66,000         42,150

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
CHINA -- 0.7% (CONTINUED)
Weiqiao Textile, Class H ..............................    39,000   $     56,402
                                                                    ------------
                                                                       1,035,407
                                                                    ------------

DENMARK -- 1.0%
Carlsberg A/S .........................................     3,400        370,003
Danisco A/S* ..........................................     1,200         94,553
Danske Bank A/S .......................................    20,546        955,876
Nordicom A/S ..........................................       469         59,699
                                                                    ------------
                                                                       1,480,131
                                                                    ------------

FINLAND -- 0.7%
Finnair Oyj ...........................................    11,632        201,701
Nokia Oyj .............................................    10,400        239,385
Outokumpu Oyj .........................................     7,974        274,091
Rautaruukki Oyj .......................................     7,187        334,988
                                                                    ------------
                                                                       1,050,165
                                                                    ------------

FRANCE -- 8.0%
Air France-KLM* .......................................    10,971        500,514
Alcatel ...............................................    27,110        319,069
Atos Origin S.A.* .....................................     1,385         92,753
BNP Paribas S.A. ......................................     2,200        229,802
Cap Gemini S.A. .......................................     8,100        616,684
Christian Dior S.A. ...................................     6,000        729,410
Ciments Francais S.A. .................................       881        185,780
Club Mediterranee* ....................................       525         30,768
CNP Assurances S.A. ...................................     4,600        535,740
Compagnie Generale des Etablissements Michelin,
  Class B .............................................     8,236        909,585
Credit Agricole S.A. ..................................    21,923        854,896
Fonciere des Regions ..................................       145         27,092
France Telecom ........................................     3,707         97,906
Laurent-Perrier* ......................................     1,962        223,420
Natixis* ..............................................    22,462        546,434
Nexans ................................................     2,586        342,013
Nexity ................................................       885         75,430
Peugeot S.A. ..........................................    10,500        740,071
Renault ...............................................     4,800        561,405
Saint-Gobain (cie De) .................................    11,600      1,133,888
Sanofi-Aventis ........................................    20,200      1,756,756
Societe Generale ......................................       900        155,545
Sodexho Alliance S.A. .................................     7,600        556,484
Sucriere de Pithiviers-Le-Vieil .......................        57         54,141
Total S.A. ............................................     9,000        630,619
Valeo* ................................................     7,200        422,353

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
FRANCE -- 8.0% (CONTINUED)
Vivendi ...............................................     2,772   $    112,650
                                                                    ------------
                                                                      12,441,208
                                                                    ------------
GERMANY -- 8.1%
Allianz SE ............................................     5,772      1,185,244
Bayer AG ..............................................    22,550      1,441,176
Bechtle AG ............................................       391         11,465
BMW-Bayerische Motoren Werke AG .......................       766         45,200
DaimlerChrysler AG ....................................    24,300      1,993,213
Deutsche Bank AG ......................................    11,800      1,589,623
E.ON AG ...............................................    14,200      1,930,767
Fresenius AG ..........................................     7,500        602,465
Infineon Technologies AG* .............................    37,800        588,297
Rheinmetall AG ........................................     1,063         98,198
Siemens AG ............................................    15,900      1,699,710
ThyssenKrupp AG .......................................    18,300        905,527
Volkswagen AG .........................................     2,659        399,623
                                                                    ------------
                                                                      12,490,508
                                                                    ------------
GREECE -- 0.4%
Bank of Greece* .......................................     1,666        218,557
Coca-Cola Hellenic Bottling S.A.* .....................     9,497        399,647
                                                                    ------------
                                                                         618,204
                                                                    ------------
HONG KONG -- 1.4%
Chevalier International Holdings Ltd ..................    32,000         32,805
CLP Holdings Ltd ......................................    50,500        368,725
eSun Holdings Ltd* ....................................    56,000         44,579
Great Eagle Holdings Ltd ..............................     4,000         13,566
Guoco Group Ltd .......................................    10,000        140,654
Hang Lung Group Ltd ...................................    47,000        166,321
Hang Lung Properties Ltd ..............................    80,000        223,716
Hang Seng Bank Ltd ....................................     1,400         19,889
Henderson Land Development Co Ltd .....................    16,000         93,479
Hong Kong Ferry Holdings ..............................     5,000          5,580
HongKong Electric Holdings ............................    29,000        148,832
Hopson Development ....................................    28,000         70,309
Jardine Strategic .....................................     4,000         51,200
Kerry Properties Ltd ..................................    38,500        197,834
Pacific Century Premium Developments Ltd ..............   151,000         47,734
Tai Cheung Holdings ...................................    63,000         38,702
Transport International Holdings Ltd ..................    16,800         91,273
Truly International Holdings ..........................    38,000         35,308
Wheelock & Co Ltd .....................................    64,000        143,505
Wheelock Properties Ltd ...............................   105,000        110,866

--------------------------------------------------------------------------------
                                                                        MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
HONG KONG -- 1.4% (CONTINUED)
Wing On Co International Ltd ..........................    23,100   $     38,433
Winsor Properties Holdings Ltd ........................    21,000         35,477
                                                                    ------------
                                                                       2,118,787
                                                                    ------------

INDIA -- 0.0%
Reliance Energy Ltd ...................................       380         12,962
                                                                    ------------

IRELAND -- 0.6%
Allied Irish Banks ....................................    31,500        932,102
                                                                    ------------

ITALY -- 4.3%
ACEA S.p.A ............................................     3,000         56,108
Acegas-APS S.p.A ......................................     4,738         58,865
C.I.R. - Compagnie Industriali Riunite ................    77,500        309,565
Cam Finanziara S.p.A ..................................    12,360         27,575
Danieli S.p.A .........................................     5,852        137,437
Engineering Ingegneria Informatica ....................     3,143        148,217
Eni ...................................................    28,200        917,710
Fiat S.p.A ............................................    38,815        978,477
Fiera Milano ..........................................     6,317         75,107
Finmeccanica S.p.A ....................................    21,917        659,076
Gruppo Coin S.p.A.* ...................................    77,546        588,419
IFIL - Investments S.p.A ..............................     4,022         39,304
Immobiliare Lombarda* .................................   757,195        224,058
Iride S.p.A ...........................................    36,272        122,473
Italcementi S.p.A .....................................    10,755        322,126
Juventus Football Club S.p.A.* ........................    17,268         43,807
KME Group* ............................................   448,586        359,564
Pirelli & C. S.p.A ....................................   147,475        162,931
Reply S.p.A.* .........................................     2,720         90,842
Telecom Italia S.p.A ..................................   387,700      1,105,792
UniCredito Italiano S.p.A .............................    26,800        255,093
                                                                    ------------
                                                                       6,682,546
                                                                    ------------
JAPAN -- 20.2%
Adeka .................................................     5,100         58,949
Aichi Bank ............................................       700         77,048
Aichi Machine Industry ................................     7,000         18,059
Aida Engineering ......................................     3,000         21,080
Aioi Insurance ........................................     1,000          6,976
Airport Facilities ....................................     3,600         22,761
Aisin Seiki ...........................................     7,500        262,868
Alps Electric .........................................    10,100        118,284
AOC Holdings ..........................................     3,100         50,774
AOKI Holdings .........................................     1,600         30,551

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 20.2% (CONTINUED)
Aoyama Trading ........................................     3,500   $    111,088
Asahi Breweries Ltd ...................................    19,400        311,164
Astellas Pharma .......................................    12,500        538,889
Bank of Iwate Ltd .....................................       400         23,151
Belluna ...............................................        50            687
BMB ...................................................     6,000         24,441
BML ...................................................     1,500         30,615
Bosch .................................................     9,000         40,786
Bridgestone ...........................................    14,600        291,789
Brother Industries ....................................     3,000         40,633
Canon .................................................     1,950        104,752
Cawachi Ltd ...........................................     1,700         46,022
Central Glass .........................................    14,000         94,692
Chubu Steel Plate .....................................     1,700         20,616
Chubu-Nippon Broadcasting .............................       200          2,520
Chugoku Electric Power ................................    10,200        228,090
Chukyo Bank Ltd .......................................    15,000         47,864
Coca-Cola Central Japan Co Ltd ........................         6         46,692
Corona ................................................     1,900         32,571
Dai Nippon Printing ...................................    15,000        236,008
Daicel Chemical Industries ............................    17,000        116,137
Daiichikosho ..........................................     4,800         54,381
Daikoku Denki .........................................       900         16,383
Dainippon Ink & Chemicals .............................    33,000        131,065
Dainippon Screen Mfg ..................................     3,000         22,684
Dainippon Sumitomo Pharma Co Ltd ......................    14,000        149,582
Daisyo ................................................     1,500         19,476
Daiwa Securities Group* ...............................    34,000        410,591
Eighteenth Bank .......................................    11,000         51,436
Fields ................................................        19         30,636
Fuji Heavy Industries Ltd .............................    33,000        171,392
Fuji Machine Mfg. .....................................     2,800         45,457
Fuji Oil Co Ltd .......................................     5,000         41,965
Fuji Television Network ...............................         1          2,317
FUJIFILM Holdings .....................................    12,300        503,127
Fujikura ..............................................    12,000         84,627
Fujitec Co Ltd ........................................     7,000         47,999
Fujitsu Business Systems ..............................     1,800         27,985
Fujitsu Limited .......................................    49,000        326,431
Furuno Electric .......................................       400          3,595
Futaba ................................................     3,100         73,925
Futaba Industrial .....................................     3,200         77,668
H.I.S. ................................................     1,900         54,661
Hakuhodo DY Holdings ..................................       360         25,174
Hakuto ................................................     1,100         16,990

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 20.2% (CONTINUED)
Hankyu Hanshin Holdings ...............................    35,000   $    211,779
Hazama ................................................     6,300          8,501
Heiwa .................................................     2,600         32,126
Heiwado ...............................................     3,300         51,614
HI-LEX ................................................     1,400         22,930
Hino Motors ...........................................    24,000        127,908
Hitachi ...............................................    83,000        643,799
Hitachi Cable Ltd .....................................     9,000         51,250
Hokkaido Electric Power ...............................     7,500        199,219
Hokuriku Electric Power* ..............................     1,900         42,004
Honda Motor Co Ltd ....................................    27,300        952,203
Hyakugo Bank ..........................................    13,000         83,515
Inabata ...............................................     4,300         34,558
Japan Airlines ........................................    90,000        187,126
Japan Airport Terminal Ltd ............................     6,000         87,529
Japan Digital Laboratory ..............................     1,200         19,125
Japan Tobacco .........................................        98        481,538
Japan Wool Textile Co Ltd .............................     7,000         61,365
JFE Holdings ..........................................    11,700        692,061
Kaken Pharmaceutical ..................................     8,000         65,108
Kamei .................................................     3,000         23,524
Kaneka ................................................    10,000         95,388
Kansai Electric Power .................................    10,300        296,321
Kanto Auto Works ......................................     4,600         58,361
Kasumi ................................................     5,000         27,581
Kato Sangyo ...........................................     1,900         25,041
Kawasaki Heavy Industries .............................    58,000        245,615
KDDI ..................................................        84        670,802
Keihanshin Real Estate ................................     4,000         29,261
Kirin Brewery Co Ltd ..................................    22,000        317,766
Kobe Steel ............................................    76,000        306,361
Komori ................................................     5,000        116,476
Konaka ................................................       270          3,091
Konica Minolta Holdings ...............................    22,500        295,583
Kumamoto Family Bank ..................................     8,000         14,189
Kurabo Industries Ltd .................................    18,000         49,951
Kyokuto Kaihatsu Kogyo Co Ltd .........................     3,300         27,081
Kyokuto Securities ....................................     2,400         23,524
Kyushu Electric Power .................................    10,500        298,511
Maeda Road Construction Co Ltd ........................     7,000         55,247
Maezawa Kasei Industries ..............................     1,100         16,532
Matsushita Electric Industrial Ltd ....................    47,000        947,299
Matsuya Foods .........................................     1,300         17,773
Mazda Motor ...........................................    20,000        110,663
Meiko Trans Co Ltd ....................................     1,000         12,518

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 20.2% (CONTINUED)
Mie Bank Ltd ..........................................     9,000   $     44,605
Mikuni Coca-Cola Bottling .............................     3,600         37,670
Mito Securities .......................................     6,000         30,704
Mitsuba ...............................................     4,000         31,366
Mitsubishi ............................................    35,200        817,007
Mitsubishi Chemical Holdings ..........................    43,000        366,012
Mitsubishi Heavy Industries ...........................    85,000        549,667
Mitsubishi UFJ Financial Group ........................        69        778,801
Mitsubishi UFJ Securities* ............................    22,000        251,301
Mitsui Mining & Smelting Ltd ..........................    29,000        159,231
Mitsui Sumitomo Insurance .............................    40,000        502,058
Mitsuuroko ............................................       100            707
Mizuho Financial Group ................................        79        508,856
Nagase ................................................     5,000         63,012
Nakayama Steel Works ..................................    10,000         38,528
Nankai Electric Railway Co Ltd ........................    12,000         40,429
NEC ...................................................    54,000        289,625
NEC Electronics .......................................     3,000         72,559
NEC Networks & System Integration .....................     2,900         36,695
Nihon Yamamura Glass ..................................     1,000          3,004
Nippo .................................................     1,000          7,774
Nippon Electric Glass Co Ltd ..........................    15,000        262,868
Nippon Flour Mills Co Ltd .............................    10,000         40,395
Nippon Koei ...........................................     6,000         18,229
Nippon Konpo Unyu Soko Co Ltd .........................     5,000         70,013
Nippon Light Metal ....................................     5,000         14,172
Nippon Mining Holdings ................................    33,500        289,129
Nippon Steel ..........................................   131,000        920,507
Nippon Telegraph & Telephone ..........................       146        771,910
Nippon Television Network .............................       700        115,424
Nissan Motor ..........................................    62,900        674,186
Nissan Shatai .........................................    10,000         50,919
Nissay Dowa General Insurance Co Ltd ..................     2,000         12,747
Nisshin Seifun Group ..................................     1,000         10,175
Nisshin Steel .........................................    50,000        215,556
Noritake ..............................................     5,000         24,950
Noritsu Koki ..........................................     1,500         26,987
NTT DoCoMo ............................................       179        331,158
Ohmoto Gumi ...........................................     3,000         19,095
Oiles .................................................     1,800         39,487
Okasan Holding* .......................................    10,000         78,075
Okinawa Electric Power ................................       660         41,224
Ono Pharmaceutical ....................................     4,300        240,845
Onoken ................................................     1,400         20,031
Onward Kashiyama ......................................    10,000        139,093

--------------------------------------------------------------------------------
                                                                      MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES      VALUE
--------------------------------------------------------------------------------
JAPAN -- 20.2% (CONTINUED)
Orient ................................................    46,000   $     78,466
Osaka Gas .............................................    44,000        170,645
Osaka Steel ...........................................     1,800         34,523
PanaHome ..............................................     9,000         59,880
Piolax ................................................     1,000         19,731
Rakuten ...............................................        55         26,185
Ricoh Co Ltd ..........................................    19,000        428,099
Riso Kagaku ...........................................     1,100         22,311
Roland ................................................     1,200         27,700
Royal Holdings ........................................     2,400         30,246
Ryosan ................................................     2,500         64,285
Sanden ................................................    11,000         48,169
San-In Godo Bank ......................................    11,000        104,180
Sankei Building .......................................       900          8,638
Sankyo ................................................     3,300        145,067
Sankyo Seiko ..........................................       300          1,729
Sanyo Chemical Industries .............................     5,000         34,328
Sanyo Electric Credit .................................     1,900         52,081
Sanyo Special Steel ...................................     6,000         42,364
Sazaby League .........................................     1,400         38,019
Sega Sammy Holdings ...................................     9,300        217,041
Seikagaku .............................................     3,600         38,495
Seiko Epson ...........................................     6,800        200,246
Seino Holdings ........................................    10,000         94,454
Sekisui House Ltd .....................................    15,000        233,462
Sekisui Jushi .........................................     4,000         31,536
SHiDAX ................................................        23         21,471
Shindengen Electric Manufacturing Co Ltd ..............     2,000          8,945
Shinkawa ..............................................     1,300         30,008
Shinki ................................................     1,500          4,239
Shinko Securities Co Ltd* .............................     1,000          5,066
ShinMaywa Industries ..................................     8,000         41,414
Shinsei Bank ..........................................    44,000        210,973
Showa Denko ...........................................    46,000        172,937
Sintokogio ............................................     3,500         50,346
Sojitz* ...............................................    31,400        130,839
Sompo Japan Insurance .................................    25,000        311,665
Sumitomo Chemical .....................................    34,000        256,800
Sumitomo Electric Industries ..........................    20,800        316,320
Sumitomo Metal Mining .................................    15,000        289,600
Sumitomo Mitsui Financial Group .......................        53        481,266
Sumitomo Precision Products ...........................     3,000         16,930
Sumitomo Wiring Systems ...............................     1,000         22,744
Suzuki Motor ..........................................     2,500         64,921
Taiho Kogyo ...........................................     1,000         14,376

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 20.2% (CONTINUED)
Taisho Pharaceutical ..................................    10,000   $    183,307
Takagi Securities .....................................     4,000         17,855
Takefuji ..............................................     4,800        192,676
Teijin ................................................    38,000        214,452
TKC ...................................................     2,000         34,964
Toagosei Co Ltd .......................................    15,000         62,375
Toho Bank .............................................     7,000         30,356
Tohoku Pioneer ........................................       200          2,882
Tokushima Bank ........................................     5,000         34,837
Tokyo Rakutenchi ......................................     1,000          4,472
Tokyo Steel Manufacturing .............................     6,800        100,181
Tokyo Style ...........................................     7,000         76,633
Toppan Printing .......................................    14,000        146,137
Topre .................................................     1,100         10,017
Topy Industries .......................................    12,000         48,271
Torii Pharmaceutical Co Ltd ...........................     2,000         33,759
Toshiba TEC ...........................................    18,000        107,693
Tosoh .................................................    20,000        103,025
Towa Real Estate Development* .........................     1,500          8,122
Toyo Ink Manufacturing ................................    16,000         59,745
Toyo Kohan ............................................     6,000         24,135
Toyo Securities* ......................................     5,000         23,041
Toyota Auto Body ......................................     4,700         88,348
Toyota Motor* .........................................    21,200      1,358,339
Trusco Nakayama .......................................     2,200         44,528
Tsurumi Manufacturing .................................     3,000         29,966
TV Asahi ..............................................        41         82,463
Uchida Yoko ...........................................     4,000         19,044
Unipres ...............................................     2,900         21,461
West Japan Railway ....................................        72        332,397
Yamaha Motor ..........................................     8,100        226,843
Yamato Kogyo ..........................................     3,600        113,039
Yonekyu ...............................................     1,000         10,133
Yorozu ................................................     1,400         19,722
Yuraku Real Estate ....................................     4,000         23,389
                                                                    ------------
                                                                      31,233,954
                                                                    ------------
NETHERLANDS -- 3.0%
ABN AMRO Holding N.V. .................................     4,500        193,694
Aegon N.V. ............................................    17,927        357,319
Buhrmann N.V. .........................................    14,900        200,644
CSM N.V. ..............................................     3,117        111,180
Getronics N.V. ........................................     1,423         12,946
Hunter Douglas N.V. ...................................     1,200        105,805
ING Groep N.V. ........................................     6,400        270,603

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
NETHERLANDS -- 3.0% (CONTINUED)
Koninklijke DSM N.V. ..................................    11,700   $    524,238
Koninklijke Nedschroef Holding N.V.* ..................       169         13,174
Koninklijke Philips Electronics N.V. ..................    36,476      1,393,158
Unilever N.V. .........................................    47,600      1,386,253
Van der Moolen Holding N.V. ...........................     2,081         11,120
                                                                    ------------
                                                                       4,580,134
                                                                    ------------

NEW ZEALAND -- 0.0%
Aire New Zealand Ltd ..................................     7,300         12,203
                                                                    ------------

NORWAY -- 0.0%
Aker Yards A/S ........................................       715         12,351
                                                                    ------------

PORTUGAL -- 0.3%
Banco Espirito Santo ..................................    23,706        452,553
                                                                    ------------

SINGAPORE -- 0.9%
Asia Food & Properties ................................   168,000         76,958
DBS Group Holdings ....................................    26,000        366,728
Guocoland Ltd .........................................    28,000         77,511
Ho Bee Investment Ltd .................................    39,000         58,094
Jardine Cycle & Carriage Limited ......................    11,000         86,277
K1 Ventures Ltd .......................................    25,000          5,438
Kim Eng Holdings Ltd ..................................    83,000         87,530
Kingboard Copper Foil Holdings* .......................   129,000         36,986
Neptune Orient Lines Ltd ..............................    38,000         81,149
Singapore Airlines ....................................    22,000        240,707
Singapore Technologies Engineering Ltd ................    18,000         39,388
SP Chemicals Ltd ......................................    28,000         19,747
STATS ChipPAC Ltd* ....................................    51,000         61,178
United Industrial .....................................    26,000         49,697
UOB-Kay Hian Holdings .................................    10,000         10,150
Wheelock Properties S Ltd* ............................     5,000         10,678
Wing Tai Holdings .....................................    36,000         75,455
                                                                    ------------
                                                                       1,383,671
                                                                    ------------

SOUTH KOREA -- 3.0%
Doosan Co Ltd* ........................................     1,620        132,578
E1 ....................................................       870         51,596
Green Cross Holdings ..................................        20          1,456
GS Home Shopping ......................................       920         66,882
Hanil Cement Co Ltd ...................................       698         62,242
Hanwha Chemical .......................................     7,850        122,229
Hyundai Heavy Industries ..............................     1,300        259,757
Hyundai Mipo Dockyard Co Ltd ..........................       880        162,274

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
SOUTH KOREA -- 3.0% (CONTINUED)
Hyundai Mobis .........................................     2,250   $    193,223
Kiswire Ltd ...........................................     1,430         45,368
Korea Electric Power ..................................     6,630        264,600
Korea Kumho Petrochemical .............................       800         27,931
Korea Petrochemical Industrial Co Ltd .................       290         13,377
Korea Zinc ............................................     1,250        133,519
KT ....................................................     2,470        110,784
KT Freetel Co Ltd .....................................     5,110        143,109
KT&G ..................................................       780         50,984
Lotte Confectionery ...................................        40         51,229
LS Cable ..............................................     1,210         52,920
Nong Shim Holdings Co Ltd .............................       120          9,948
Pacific ...............................................       160         23,467
POSCO .................................................     1,810        759,873
Pusan Bank ............................................     8,420        125,287
Samsung Electronics ...................................       810        484,685
Samsung Heavy Industries Co Ltd .......................     8,090        215,818
Samwhan ...............................................     1,680         42,139
SFA Engineering .......................................       920         34,223
Shinhan Financial Group ...............................     5,170        296,722
Shinyoung Securities* .................................       910         45,844
SK ....................................................     3,140        308,367
SK Gas Co Ltd .........................................       180         10,809
SK Telecom Co Ltd .....................................     1,010        205,568
Sungwon* ..............................................     1,380          7,348
Woori Finance Holdings ................................     6,360        153,782
                                                                    ------------
                                                                       4,669,938
                                                                    ------------

SPAIN -- 4.5%
Banco Bilbao Vizcaya Argentaria .......................    10,325        253,521
Banco Popular Espanol S.A. ............................    15,627        322,331
Banco Santander Central Hispano .......................   132,000      2,355,915
Cementos Portland Valderrivas S.A. ....................     1,673        252,554
Iberdrola S.A. ........................................        46          2,175
Iberia Lineas Aereas de Espana* .......................    66,000        351,800
Repsol YPF S.A. .......................................    25,402        856,518
Sol Melia S.A.* .......................................    17,600        423,218
Telefonica S.A. .......................................    98,590      2,173,181
                                                                    ------------
                                                                       6,991,213
                                                                    ------------

SWEDEN -- 1.6%
Boliden AB ............................................    23,000        507,239
SAAB AB, Class B ......................................    10,900        293,460
SAS Group* ............................................    20,000        367,326

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
SWEDEN -- 1.6% (CONTINUED)
Tele2 AB ..............................................    27,800   $    455,842
TeliaSonera AB ........................................   105,520        910,450
                                                                    ------------
                                                                       2,534,317
                                                                    ------------

SWITZERLAND -- 7.1%
Banque Cantonale de Geneve* ...........................       107         26,063
Bucher Industries .....................................     2,096        282,870
Ciba Specialty Chemicals ..............................     6,590        434,109
Clariant* .............................................     2,679         45,965
Credit Suisse Group ...................................     3,575        256,534
Emmi AG ...............................................     2,859        363,257
Georg Fischer AG* .....................................       540        391,047
Holcim AG .............................................     8,400        841,244
Jungfraubahn Holding* .................................       457         17,769
Kardex AG .............................................     4,400        186,833
Nestle AG .............................................     1,500        584,163
Novartis AG ...........................................    16,800        963,594
Roche Holding AG ......................................     4,800        849,243
Schweizerische National-Versicherungs-Gesellschaft* ...       137        107,102
SEZ Holding AG ........................................     1,776         58,606
Siegfried Holding Ltd .................................     1,687        247,941
Swiss Life Holding* ...................................     1,890        474,366
Swiss Reinsurance .....................................    12,400      1,132,653
UBS AG ................................................    32,497      1,930,781
WMH Walter Meier* .....................................        93         16,286
Zueblin Immobilien Holding AG* ........................    34,000        351,136
Zurich Financial Services Group .......................     4,960      1,431,633
                                                                    ------------
                                                                      10,993,195
                                                                    ------------

UNITED KINGDOM -- 18.3%
Anglo American ........................................    33,700      1,775,360
Antofagast plc ........................................    49,000        499,257
AstraZeneca PLC .......................................     4,200        225,973
Aviva PLC .............................................    82,343      1,212,904
BAE Systems plc .......................................   113,955      1,031,571
Barclays PLC ..........................................    16,800        238,371
BP plc ................................................    82,000        890,761
British Energy Group PLC* .............................    49,000        469,847
British Insurance Holdings PLC ........................    16,944        107,536
British Polythene Industries plc ......................     1,744         17,126
Centrica plc ..........................................    44,889        341,427
Compass Group .........................................   134,000        896,586
Cookson Group plc .....................................    19,800        242,167
Delta plc .............................................     9,608         25,809

--------------------------------------------------------------------------------
                                                                       MARKET
FOREIGN COMMON STOCKS -- 98.3% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 18.3% (CONTINUED)
Friends Provident .....................................    63,637   $    241,073
GKN ...................................................    74,000        555,564
GlaxoSmithKline plc ...................................    38,400      1,055,688
HBOS plc ..............................................    75,000      1,545,311
HSBC Holdings plc .....................................    18,800        326,747
HSBC Holdings plc .....................................    31,600        553,148
Imperial Tobacco Group plc ............................    11,700        523,812
Investec PLC ..........................................    31,200        404,007
Kazakhmys PLC .........................................    27,500        633,720
Legal & General Group .................................   284,000        888,635
Lloyds TSB Group ......................................    14,000        154,285
Millennium & Copthorne Hotels .........................    28,800        385,398
NETeller PLC* .........................................    42,809        148,271
Old Mutual ............................................   243,000        784,735
Prudential plc ........................................    80,500      1,136,648
Punch Taverns plc .....................................    18,000        441,720
Resolution plc ........................................     5,167         63,094
RM ....................................................    26,178         97,752
Royal Bank of Scotland Group ..........................    63,361      2,473,840
Royal Dutch Shell PLC, Class A ........................    42,000      1,397,101
Royal Dutch Shell PLC, Class B ........................    73,700      2,452,556
Scottish & Newcastle plc ..............................    51,000        603,690
Smiths Group plc ......................................     9,046        183,003
Tate & Lyle ...........................................    39,000        441,307
Tesco plc .............................................    19,000        166,107
Thus Group plc* .......................................     2,778         10,073
Trinity Mirror plc ....................................    16,699        174,828
Unilever plc ..........................................    40,275      1,213,441
United Utilities ......................................    18,703        278,070
Vodafone Group ........................................   177,450        473,177
William Hill ..........................................    32,561        407,533
WPP Group .............................................     6,448         97,707
                                                                    ------------
                                                                      28,286,736
                                                                    ------------

TOTAL FOREIGN COMMON STOCKS ...........................             $152,054,245
                                                                    ------------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.6%
PNC Bank Money Market Fund, 4.80%^ ....................   972,120   $    972,120
                                                                    ------------

TOTAL INVESTMENT SECURITIES -- 98.9%
(Cost $126,006,371) ...................................             $153,026,365

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% .........                1,743,542
                                                                    ------------

NET ASSETS -- 100.0% ..................................             $154,769,907
                                                                    ============

*    Non-income producing security.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

ADR - American Depository Receipt

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
MID CAP FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 97.0%                                   SHARES        VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.5%
American Eagle Outfitters .........................      119,335   $  3,578,857
Autoliv Incorporated ..............................       52,250      2,983,998
Columbia Sportswear ...............................       74,500      4,642,095
Dollar Tree Stores* ...............................      149,990      5,735,618
Goodyear Tire & Rubber* ...........................      140,080      4,369,095
Jarden* ...........................................      139,840      5,355,872
Molson Coors Brewing ..............................       46,990      4,446,194
O'Reilly Automotive ...............................       96,650      3,199,115
RH Donnelley ......................................       76,860      5,448,605
Saks ..............................................      214,760      4,475,598
Sally Beauty Holdings* ............................      325,170      2,988,312
Wolverine World Wide ..............................      141,440      4,040,941
                                                                   ------------
                                                                     51,264,300
                                                                   ------------
INDUSTRIALS -- 15.8%
Brink's  ..........................................       97,240      6,169,878
Carlisle ..........................................       95,870      4,115,699
Chicago Bridge & Iron .............................      124,660      3,833,295
Corrections Corporation of America* ...............       87,115      4,600,543
Harsco ............................................       72,990      3,274,331
Lincoln Electric Holdings .........................       69,500      4,139,420
Precision Castparts ...............................       69,980      7,281,420
Roper Industries ..................................       88,530      4,858,526
RR Donnelley & Sons ...............................      139,080      5,088,937
US Airways Group* .................................       65,260      2,968,025
WESCO International* ..............................       45,860      2,879,091
                                                                   ------------
                                                                     49,209,165
                                                                   ------------
FINANCIALS -- 15.3%
A.G. Edwards ......................................       60,380      4,177,088
Alexandria Real Estate Equities ...................       42,700      4,285,799
Arch Capital Group* ...............................       58,760      4,008,020
Assurant ..........................................       58,000      3,110,540
Douglas Emmett ....................................      136,880      3,494,546
Essex Property Trust ..............................       33,220      4,301,326
Hanover Insurance Group ...........................       88,810      4,095,917
IntercontinentalExchange* .........................       47,560      5,812,307
Lazard, Class A ...................................       98,470      4,941,225
People's Bank .....................................      113,282      5,029,721
SL Green Realty ...................................       33,270      4,563,979
                                                                   ------------
                                                                     47,820,468
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 97.0% (CONTINUED)                       SHARES        VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 13.1%
Alliance Data Systems* ............................       64,880   $  3,997,906
Amphenol, Class A .................................       56,300      3,635,291
Factset Research Systems ..........................       54,880      3,449,208
Fairchild Semiconductor International* ............      209,980      3,510,866
Fidelity National Information Services ............      124,419      5,656,087
Harris ............................................       80,890      4,121,346
MEMC Electronic Materials* ........................       95,800      5,803,563
Novell ............................................      523,260      3,777,937
ON Semiconductor ..................................      537,140      4,791,289
Verigy ............................................       99,900      2,344,653
                                                                   ------------
                                                                     41,088,146
                                                                   ------------
ENERGY -- 7.1%
Acergy ADR* .......................................      192,170      4,091,299
Cameron International* ............................       67,370      4,230,162
Covanta Holding* ..................................      262,230      5,816,262
FMC Technologies* .................................       57,580      4,016,781
Range Resources ...................................      123,405      4,121,727
                                                                   ------------
                                                                     22,276,231
                                                                   ------------
HEALTH CARE -- 7.0%
Barr Pharmaceuticals* .............................       42,340      1,962,459
Emdeon*  ...........................................     199,270      3,014,955
Health Net* .......................................       56,590      3,045,108
Henry Schein* .....................................       59,100      3,261,138
IMS Health ........................................      133,410      3,956,941
Pediatrix Medical Group ...........................       43,360      2,474,122
Wellcare Health Plans* ............................       49,230      4,196,857
                                                                   ------------
                                                                     21,911,580
                                                                   ------------
MATERIALS -- 6.3%
Celanese Corporation ..............................      152,970      4,717,595
Nalco Holding .....................................      101,310      2,421,309
Sigma-Aldrich .....................................       95,090      3,948,137
Sonoco Products ...................................      106,140      3,988,741
Titanium Metals* ..................................      127,080      4,559,630
                                                                   ------------
                                                                     19,635,412
                                                                   ------------
UTILITIES -- 5.6%
Allegheny Energy* .................................       97,790      4,805,400
MDU Resources Group ...............................      134,850      3,875,589
National Fuel Gas .................................       95,410      4,127,437
ONEOK .............................................      105,030      4,726,350
                                                                   ------------
                                                                     17,534,776
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 97.0% (CONTINUED)                       SHARES        VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.5%
Leap Wireless International* ......................       95,710   $  6,314,946
NII Holdings* .....................................       74,710      5,541,988
SBA Communications, Class A* ......................      182,220      5,384,601
                                                                   ------------
                                                                     17,241,535
                                                                   ------------
CONSUMER STAPLES -- 4.8%
Career Education* .................................      101,770      3,103,985
Church & Dwight ...................................       92,080      4,636,228
Hormel Foods ......................................      107,520      3,998,669
PetSmart ..........................................      100,790      3,322,038
                                                                   ------------
                                                                     15,060,920
                                                                   ------------
TOTAL COMMON STOCKS ...............................                $303,042,533
                                                                   ------------
CASH EQUIVALENT -- 3.7%
BlackRock TempFund, Institutional Shares,
  5.22% ^..........................................   11,678,728   $ 11,678,728
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $293,236,294) ...............................                $314,721,261

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%) ...                  (2,144,755)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $312,576,506
                                                                   ============

*    Non-income producing security.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

ADR  - American Depository Receipt

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
PITCAIRN SELECT VALUE FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.5%                                          SHARES       VALUE
-------------------------------------------------------------------------------------
FINANCIALS -- 35.2%
Bear Stearns+ ...........................................       17,345   $  2,607,821
Capital One Financial ...................................       31,245      2,357,748
CBL & Associates Properties .............................       42,749      1,916,865
Citigroup ...............................................       52,330      2,686,622
CompuCredit*+ ...........................................       45,299      1,414,235
Everest Re Group ........................................       20,137      1,936,575
Genworth Financial ......................................       43,855      1,532,294
JP Morgan Chase .........................................       57,755      2,794,186
Wells Fargo .............................................       65,506      2,255,372
                                                                         ------------
                                                                           19,501,718
                                                                         ------------

ENERGY -- 13.2%
Exxon Mobil .............................................       52,910      3,992,059
Marathon Oil ............................................       33,583      3,319,008
                                                                         ------------
                                                                            7,311,067
                                                                         ------------

CONSUMER STAPLES -- 10.8%
Altria Group ............................................       24,500      2,151,345
Procter & Gamble ........................................       36,300      2,292,708
Wal-Mart Stores .........................................       32,059      1,505,170
                                                                         ------------
                                                                            5,949,223
                                                                         ------------

HEALTH CARE -- 8.6%
Aetna ...................................................       47,702      2,088,871
Pfizer ..................................................      105,660      2,668,971
                                                                         ------------
                                                                            4,757,842
                                                                         ------------

UTILITIES -- 7.7%
American Electric Power .................................       87,100      4,246,125
                                                                         ------------

INDUSTRIALS -- 7.1%
Dover ...................................................       34,750      1,696,148
Goodrich+ ...............................................       42,805      2,203,601
                                                                         ------------
                                                                            3,899,749
                                                                         ------------

CONSUMER DISCRETIONARY -- 6.6%
Dollar Tree Stores* .....................................       14,701        562,166
Walt Disney .............................................       90,115      3,102,660
                                                                          -----------
                                                                            3,664,826
                                                                          -----------

TELECOMMUNICATION SERVICES -- 6.3%
AT&T+ ...................................................       42,731      1,684,883
Verizon Communications+ .................................       47,395      1,797,219
                                                                         ------------
                                                                            3,482,102
                                                                         ------------

PITCAIRN SELECT VALUE FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
MATERIALS -- 4.0%
Alcoa ...................................................       42,915   $  1,454,819
Lyondell Chemical .......................................       24,987        748,860
                                                                         ------------
                                                                            2,203,679
                                                                         ------------

TOTAL COMMON STOCKS .....................................                $ 55,016,331
                                                                         ------------

EXCHANGE TRADED FUND -- 0.8%
iShares Russell 1000 Value Index Fund ...................        5,024   $    417,695
                                                                         ------------

INVESTMENT FUND -- 20.0%
BlackRock Institutional Money Market Trust, 5.23% ** ^...   11,083,754   $ 11,083,754
                                                                         ------------

CASH EQUIVALENT -- 0.1%
PNC Bank Money Market Fund, 4.80% ^ .....................      34,037    $     34,037
                                                                         ------------

TOTAL INVESTMENT SECURITIES -- 120.4%
(Cost $59,440,149) ......................................                $ 66,551,817

LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.4%) ........                 (11,262,519)
                                                                         ------------

NET ASSETS -- 100.0% ....................................                $ 55,289,298
                                                                         ============

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $8,609,088.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
PITCAIRN TAXABLE BOND FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT                                                                                 VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 44.3%

            FINANCIALS -- 19.5%
$1,500,000  21st Century Insurance, 5.90%, 12/15/13 ................................  $ 1,542,542
 1,000,000  American General Finance, MTN, Ser I, 4.63%, 5/15/09 ...................      987,409
   439,000  Berkley (WR), 6.15%, 8/15/19 ...........................................      443,734
   904,000  Ford Motor Credit, 7.38%, 10/28/09 .....................................      902,338
 1,500,000  Goldman Sachs Group, 5.63%, 1/15/17 ....................................    1,485,747
 1,000,000  HSBC Finance, 4.75%, 5/15/09 ...........................................      991,398
   450,000  Kimco Realty, MTN, Ser B, 7.90%, 12/7/07 ...............................      457,090
 1,000,000  Radian Group, 5.63%, 2/15/13 ...........................................    1,009,596
                                                                                      -----------
                                                                                        7,819,854
                                                                                      -----------

            INDUSTRIALS -- 7.7%
 1,000,000  Gannet, 6.38%, 4/1/12 ..................................................    1,044,824
 1,000,000  General Electric Capital, MTN, 5.72%, 8/22/11 ..........................    1,007,764
 1,000,000  Tyco International Group, 6.00%, 11/15/13 ..............................    1,051,192
                                                                                      -----------
                                                                                        3,103,780
                                                                                      -----------

            TELECOMMUNICATION SERVICES -- 5.6%
 1,000,000  Telecom de Puerto Rico, 6.80%, 5/15/09 .................................    1,024,170
 1,000,000  Verizon Communications, 8.75%, 11/1/21 .................................    1,236,796
                                                                                      -----------
                                                                                        2,260,966
                                                                                      -----------

            ENERGY -- 4.9%
 1,000,000  Entergy Louisiana, 5.83%, 11/1/10 ......................................      999,360
 1,000,000  Sunoco, 5.75%, 1/15/17 .................................................      987,330
                                                                                      -----------
                                                                                        1,986,690
                                                                                      -----------

            CONSUMER DISCRETIONARY -- 2.7%
 1,000,000  May Department Stores, 7.63%, 8/15/13 ..................................    1,091,827
                                                                                      -----------

            CONSUMER STAPLES -- 2.6%
 1,045,000  H.J. Heinz, 6.00%, 3/15/08 .............................................    1,045,912
                                                                                      -----------

            SOVEREIGN BOND -- 1.3%
   500,000  Aid-Israel, 5.50%, 4/26/24 .............................................      523,172
                                                                                      -----------

            TOTAL CORPORATE BONDS ..................................................  $17,832,201
                                                                                      -----------

PITCAIRN TAXABLE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT                                                                                 VALUE
--------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.3%
$1,635,000  FHLB, Ser RA18, 5.13%, 6/26/18 .........................................  $ 1,583,262
 1,500,000  FHLMC, 5.25%, 1/11/10 ..................................................    1,497,177
 1,000,000  FHLMC, 5.20%, 3/5/19 ...................................................      980,483
 1,500,000  FHLMC, MTN, 4.65%, 10/10/13 ............................................    1,457,027
 1,544,000  FHLMC, MTN, 5.00%, 12/14/18 ............................................    1,507,094
 1,000,000  FHLMC, MTN (A), .00%, 3/4/19 ...........................................      487,950
 5,000,000  FHLMC, MTN (A), .00%, 4/4/36 ...........................................      668,285
 1,000,000  FNMA, 8.20%, 3/10/16 ...................................................    1,229,300
 2,000,000  FNMA, 5.55%, 2/16/17 ...................................................    2,007,595
 1,175,000  TVA, Ser B, 6.24%, 7/15/45 .............................................    1,206,891
                                                                                      -----------

            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...............................  $12,625,064
                                                                                      -----------

            U.S. TREASURY OBLIGATIONS -- 17.7%
$  830,000  U.S. Treasury Bonds, 7.50%, 11/15/16 ...................................  $ 1,008,677
 1,500,000  U.S. Treasury Bonds, 8.75%, 5/15/17 ....................................    1,982,929
 1,500,000  U.S. Treasury Bonds, 8.13%, 8/15/19 ....................................    1,958,907
   913,000  U.S. Treasury Bonds, 7.63%, 11/15/22 ...................................    1,181,622
 1,000,000  U.S. Treasury Notes, 4.00%, 9/30/07 ....................................      994,961
                                                                                      -----------

            TOTAL U.S. TREASURY OBLIGATIONS ........................................  $ 7,127,096
                                                                                      -----------

            MUNICIPAL BONDS -- 4.2%

            MARYLAND -- 3.0%
$1,185,000  Baltimore, Consolidated Public Improvement GO, Ser B, AMBAC, 5.00%,
              10/15/10 .............................................................  $ 1,189,159
                                                                                      -----------

            NEW YORK -- 1.2%
   500,000  Sales Tax Asset Receivable RB, Ser B, FGIC, 4.76%, 10/15/15 ............      486,665
                                                                                      -----------

            TOTAL MUNICIPAL BONDS ..................................................  $ 1,675,824
                                                                                      -----------

PITCAIRN TAXABLE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
                                                                                        MARKET
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
            CASH EQUIVALENT -- 1.3%
   542,113  PNC Bank Money Market Fund, 4.80%^ .....................................  $   542,113
                                                                                      -----------

            TOTAL INVESTMENT SECURITIES -- 98.8%
            (Cost $38,992,985) .....................................................  $39,802,298

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2% ..........................      485,421
                                                                                      -----------

            NET ASSETS -- 100.0% ...................................................  $40,287,719
                                                                                      ===========

^     The rate shown is the 7-day effective yield as of March 31, 2007.

(A) Zero Coupon Security - The rate shown was the effective yield at the time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GO - General Obligation

MTN - Medium Term Note

RB - Revenue Bond

TVA - Tennessee Valley Authority

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SANDS CAPITAL SELECT GROWTH FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------------
                                                                             MARKET
COMMON STOCKS -- 99.6%                                         SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE -- 31.2%
Abraxis BioScience*+ ....................................       213,200   $   5,694,572
Allergan+ ...............................................       219,900      24,369,318
Cerner*+ ................................................       148,800       8,102,160
Genentech* ..............................................       399,900      32,839,788
Genzyme* ................................................       381,000      22,867,620
Intuitive Surgical*+ ....................................        99,500      12,096,215
Patterson*+ .............................................       190,000       6,743,100
Stryker .................................................       202,800      13,449,696
Teva Pharmaceutical Industries ADR ......................       397,100      14,863,453
Varian Medical Systems*+ ................................       293,800      14,011,322
Zimmer Holdings* ........................................       133,600      11,410,776
                                                                          -------------
                                                                            166,448,020
                                                                          -------------

INFORMATION TECHNOLOGY -- 29.3%
Apple Computer* .........................................       296,600      27,557,106
Broadcom, Class A*+ .....................................       667,200      21,397,104
Google, Class A* ........................................       108,000      49,481,280
Iron Mountain*+ .........................................       236,000       6,166,680
QUALCOMM* ...............................................       551,500      23,526,990
Salesforce.com*+ ........................................       229,800       9,840,036
Yahoo!*+ ................................................       579,000      18,116,910
                                                                          -------------
                                                                            156,086,106
                                                                          -------------
FINANCIALS -- 13.3%
Chicago Mercantile Exchange Holdings+ ...................        53,100      28,273,626
Intercontinental Exchange* ..............................       192,900      23,574,309
Moody's+ ................................................       304,200      18,878,652
                                                                          -------------
                                                                             70,726,587
                                                                          -------------

CONSUMER DISCRETIONARY -- 11.7%
Lowe's ..................................................       797,500      25,113,275
Starbucks*+ .............................................     1,184,600      37,149,056
                                                                          -------------
                                                                             62,262,331
                                                                          -------------

ENERGY -- 4.5%
Schlumberger+ ...........................................       347,300      23,998,430
                                                                          -------------

TELECOMMUNICATION SERVICES -- 4.2%
America Movil ADR+ ......................................       466,700      22,303,593
                                                                          -------------

CONSUMER STAPLES -- 3.3%
Walgreen+ ...............................................       381,400      17,502,446
                                                                          -------------


SANDS CAPITAL SELECT GROWTH FUND (CONTINUED)
---------------------------------------------------------------------------------------
                                                                             MARKET
COMMON STOCKS -- 99.6% (CONTINUED)                             SHARES         VALUE
---------------------------------------------------------------------------------------
INDUSTRIALS -- 2.1%
Expeditors International of Washington* .................       266,300   $  11,003,517
                                                                          -------------

TOTAL COMMON STOCKS .....................................                 $ 530,331,030
                                                                          -------------

INVESTMENT FUND -- 25.5%
BlackRock Institutional Money Market Trust, 5.23% ** ^...   135,586,413   $ 135,586,413
                                                                          -------------

CASH EQUIVALENT -- 0.6%
PNC Bank Money Market Fund, 4.80% ^ .....................     3,446,711   $   3,446,711
                                                                          -------------

TOTAL INVESTMENT SECURITIES -- 125.7%
(Cost $602,690,385) .....................................                 $ 669,364,154

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.7%) ........                  (136,800,236)
                                                                          -------------

NET ASSETS -- 100.0% ....................................                 $ 532,563,918
                                                                          =============

*    Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $132,179,528.

**   Represents collateral for securities loaned.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

ADR - American Depository Receipt

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SHORT DURATION FIXED INCOME FUND - MARCH 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        MARKET
  AMOUNT                                                                           VALUE
------------------------------------------------------------------------------------------
             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 69.7%
$   69,771   FHLMC CMO/REMIC Ser 1538, Class J, 6.500%, 6/15/08 .............   $   69,494
   343,628   FHLMC CMO/REMIC Ser 2509, Class EA, 4.000%, 12/15/12 ...........      341,958
   818,807   FHLMC CMO/REMIC Ser 2510, Class TA, 4.000%, 6/15/32 ............      788,030
 1,557,681   FHLMC CMO/REMIC Ser 2515, Class ED, 5.000%, 3/15/17 ............    1,549,440
 1,529,409   FHLMC CMO/REMIC Ser 2543, Class YJ, 4.500%, 3/15/32 ............    1,493,748
 1,048,408   FHLMC CMO/REMIC Ser 2566, Class LM, 4.500%, 4/15/32 ............    1,024,851
 1,082,075   FHLMC CMO/REMIC Ser 2575, Class QP, 4.500%, 11/15/31 ...........    1,065,019
   813,464   FHLMC CMO/REMIC Ser 2583, Class ND, 4.250%, 12/15/10 ...........      800,781
   923,654   FHLMC CMO/REMIC Ser 2590, Class QY, 3.750%, 4/15/28 ............      887,764
 1,732,849   FHLMC CMO/REMIC Ser 2590, Class UL, 3.750%, 3/15/32 ............    1,676,371
 1,330,862   FHLMC CMO/REMIC Ser 2596, Class QE, 4.000%, 3/15/33 ............    1,274,080
 2,976,107   FHLMC CMO/REMIC Ser 2649, Class PJ, 3.500%, 6/15/33 ............    2,874,159
 3,023,777   FHLMC CMO/REMIC Ser 2744, Class TA, 5.500%, 3/15/26 ............    3,020,961
 2,340,763   FHLMC CMO/REMIC Ser 3092, Class TA, 7.250%, 11/15/35 ...........    2,384,162
   886,452   FHLMC CMO/REMIC Ser 3251, Class TA, 7.400%, 6/15/36 ............      892,808
   136,165   FHLMC Pool #C66916, 7.000%, 5/1/32 .............................      141,289
   160,278   FHLMC Pool #D94598, 6.500%, 4/1/21 .............................      165,444
   248,292   FHLMC Pool #E97227, 7.000%, 9/1/14 .............................      253,175
    22,262   FHLMC Pool #G10288, 6.000%, 9/1/09 .............................       22,324
    39,988   FHLMC Pool #G10446, 6.500%, 2/1/11 .............................       40,699
   228,305   FHLMC Pool #G30085, 7.500%, 10/1/17 ............................      240,025
   451,410   FHLMC Pool #M90771, 5.000%, 12/1/07 ............................      449,519
    55,571   FNMA CMO/REMIC Ser 1994-27, Class PJ, 6.500%, 6/25/23 ..........       55,453
    29,863   FNMA CMO/REMIC Ser 1999-15, Class PC, 6.000%, 9/25/18 ..........       29,957
 1,043,816   FNMA CMO/REMIC Ser 2002-71, Class AP, 5.000%, 11/25/32 .........    1,031,958
 1,049,019   FNMA CMO/REMIC Ser 2003-119, Class PU, 4.000%, 11/25/33 ........    1,022,546
   744,838   FNMA CMO/REMIC Ser 2003-19, Class ME, 4.000%, 1/25/33 ..........      719,409
 1,193,006   FNMA CMO/REMIC Ser 2003-30, Class MB, 4.000%, 6/25/27 ..........    1,176,926
 3,336,528   FNMA CMO/REMIC Ser 2003-34, Class GJ, 4.000%, 2/25/33 ..........    3,211,238
 1,014,814   FNMA CMO/REMIC Ser 2003-42, Class CA, 4.000%, 5/25/33 ..........      971,948
   312,763   FNMA CMO/REMIC Ser 2003-66, Class AP, 3.500%, 11/25/32 .........      294,573
 4,572,061   FNMA CMO/REMIC Ser 2005-93, Class XT (A), 7.000%, 10/25/35 .....    4,552,960
 2,809,739   FNMA CMO/REMIC Ser 2006-14, Class DT (A), 7.000%, 3/25/36 ......    2,788,340
    20,672   FNMA Pool #250477, 6.000%, 1/1/11 ..............................       20,899
    39,905   FNMA Pool #303096, 7.500%, 12/1/09 .............................       40,253
   183,208   FNMA Pool #313429, 7.000%, 3/1/12 ..............................      188,936
   320,274   FNMA Pool #323441, 7.000%, 12/1/13 .............................      330,383
   232,381   FNMA Pool #323832, 7.500%, 7/1/29 ..............................      243,747
    14,822   FNMA Pool #334593, 7.000%, 5/1/24 ..............................       15,516
   565,396   FNMA Pool #546474, 7.000%, 1/1/15 ..............................      583,242
    15,605   FNMA Pool #6222, 9.000%, 4/1/16 ................................       16,126
   612,110   FNMA Pool #647567, 6.000%, 6/1/17 ..............................      623,011
   461,605   FNMA Pool #665773, 7.500%, 6/1/31 ..............................      484,246
 1,209,331   FNMA Pool #725284, 7.000%, 11/1/18 .............................    1,247,503
    18,620   FNMA Pool #8245, 8.000%, 12/1/08 ...............................       18,799
 2,338,556   FNMA Pool #838790, 4.500%, 8/1/35 ..............................    2,198,796

SHORT DURATION FIXED INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------------------
PRINCIPAL                                                                         MARKET
  AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 69.7% (CONTINUED)
$   28,639   GNMA ARM Pool #8426 (A), 5.125%, 11/20/18 ......................   $    28,984
 1,178,854   GNMA CMO/REMIC Ser 2002-72, Class AB, 4.500%, 10/20/32 .........     1,139,733
     9,963   GNMA Pool #2707, 5.500%, 1/20/14 ...............................        10,006
    12,027   GNMA Pool #2802, 5.500%, 7/20/14 ...............................        12,079
   151,281   GNMA Pool #2843, 5.500%, 11/20/14 ..............................       151,935
    97,691   GNMA Pool #344233, 8.000%, 2/15/23 .............................       103,490
   226,838   GNMA Pool #345123, 8.000%, 12/15/23 ............................       240,303
    12,929   GNMA Pool #351122, 6.500%, 7/15/08 .............................        13,005
     7,602   GNMA Pool #357343, 6.500%, 10/15/08 ............................         7,646
    51,442   GNMA Pool #462486, 6.500%, 1/15/13 .............................        52,758
    63,472   GNMA Pool #569337, 6.500%, 4/15/22 .............................        65,106
    77,836   GNMA Pool #578189, 6.000%, 2/15/32 .............................        79,047
   111,837   GNMA Pool #780322, 8.000%, 11/15/22 ............................       118,634
    57,223   GNMA Pool #780327, 8.000%, 11/15/17 ............................        60,261
   595,227   GNMA Pool #780604, 7.000%, 7/15/12 .............................       615,236
   139,298   GNMA Pool #814, 8.000%, 8/20/17 ................................       146,521
                                                                                -----------
             TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS ..............   $46,167,610
                                                                                -----------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.6%
$2,500,000   FHLB, .000%, 4/25/07 ...........................................   $ 2,491,805
 2,000,000   FHLB, 5.000%, 12/11/09 .........................................     2,008,654
 4,000,000   FHLB (A), 5.750%, 9/29/14 ......................................     3,981,600
   500,000   FHLB (A), 6.000%, 4/26/19 ......................................       491,500
 5,000,000   FHLB, Ser 1 (A), 6.000%, 3/30/20 ...............................     4,700,000
                                                                                -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .......................   $13,673,559
                                                                                -----------

   FACE
  AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT -- 9.7%
$6,435,000   PNC Capital Markets 5.04% dated 03/30/07 due 04/02/07 repurchase proceeds $6,437,703 (Collateralized by $7,065,00 U.S.
               Government Obligation FHR 3204-MC 5.50% due 09/15/32; fair
               value $7,047,338)(B) .........................................   $ 6,435,000
                                                                                -----------

SHORT DURATION FIXED INCOME FUND  (CONTINUED)
-------------------------------------------------------------------------------------------
                                                                                   MARKET
   SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
   400       CASH EQUIVALENT -- 0.0% BlackRock TempFund,
               Institutional Shares, 5.220% ^ ...............................   $       400
                                                                                -----------
             TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENT -- 100.0%
             (Cost $67,021,512) .............................................   $66,276,569

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ..................        12,019
                                                                                -----------

             NET ASSETS -- 100.0% ...........................................   $66,288,588
                                                                                ===========

^    The rate shown is the 7-day effective yield as of March 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2007.

(B)  Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SMALL CAP FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        MARKET
COMMON STOCKS -- 93.7%                                      SHARES      VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 20.0%
Central Pacific Financial ..............................    44,932  $ 1,643,163
First Industrial Realty Trust ..........................    41,956    1,900,607
First Marblehead+ ......................................    26,856    1,205,566
Flagstar Bancorp .......................................    32,760      391,482
FPIC Insurance Group* ..................................    20,984      937,355
Innkeepers USA Trust ...................................   156,705    2,551,157
Knight Capital Group* ..................................    50,067      793,061
Montpelier Re ..........................................    53,641      930,135
Southwest Bancorp ......................................    40,271    1,034,562
Strategic Hotels & Resorts .............................    63,801    1,459,129
Sunstone Hotel Investors ...............................    54,599    1,488,369
TriCo Bancshares .......................................    63,043    1,492,228
                                                                    -----------
                                                                     15,826,814
                                                                    -----------

INFORMATION TECHNOLOGY -- 17.4%
24/7 Real Media* .......................................    74,604      599,070
ADC Telecommunications* ................................    38,756      648,775
Belden CDT .............................................    15,920      853,153
COMSYS IT Partners* ....................................    29,993      596,861
Digital River*+ ........................................    12,199      673,995
Inter-Tel ..............................................    36,114      853,735
MKS Instruments* .......................................    34,271      874,596
Palm+ ..................................................    27,675      501,748
Perot Systems* .........................................    44,961      803,453
Rackable Systems*+ .....................................    54,514      925,103
Radiant Systems* .......................................    92,262    1,202,173
RF Micro Devices*+ .....................................   134,943      840,695
Rudolph Technologies* ..................................    61,014    1,064,084
SRA International, Class A* ............................    32,202      784,441
Veeco Instruments* .....................................    33,271      648,785
Vignette* ..............................................    44,513      826,606
Xyratex* ...............................................    47,058    1,123,274
                                                                    -----------
                                                                     13,820,547
                                                                    -----------

CONSUMER DISCRETIONARY -- 17.1%
Aaron Rents ............................................    28,770      760,679
CBRL Group+ ............................................    15,590      721,817
Children's Place Retail Stores* ........................    28,023    1,562,562
Dover Downs Gaming & Entertainment .....................    40,621      523,198
EarthLink* .............................................   105,244      773,543
Genesco*+ ..............................................    21,060      874,622
Golden Telecom .........................................    11,808      653,927
Hansen Natural .........................................    33,379    1,264,397
Ruby Tuesday+ ..........................................    28,762      822,593

--------------------------------------------------------------------------------
                                                                        MARKET
COMMON STOCKS -- 93.7% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 17.1% (CONTINUED)
Steiner Leisure Limited* ...............................    17,325  $   779,279
Stride Rite ............................................    94,247    1,450,461
Tenneco* ...............................................    65,826    1,675,931
Tupperware .............................................    26,408      658,351
WMS Industries* ........................................    27,965    1,097,347
                                                                    -----------
                                                                     13,618,707
                                                                    -----------

INDUSTRIALS -- 15.1%
AAR* ...................................................    29,713      818,890
Asyst Technologies* ....................................    76,394      537,050
Consolidated Graphics* .................................    13,860    1,026,333
Genlyte Group* .........................................     8,700      613,785
Korn/Ferry International*+ .............................    35,558      815,701
Matthews International .................................    32,874    1,337,972
Mueller Industries .....................................    24,556      739,136
Regal-Beloit ...........................................    21,269      986,456
TeleTech Holdings* .....................................    22,793      836,275
Toro ...................................................    22,219    1,138,502
Universal Forest Products ..............................    15,877      786,705
US Xpress Enterprises* .................................    55,390      956,031
Varian* ................................................    11,416      665,096
Watts Water Technologies, Class A ......................    19,966      759,307
                                                                    -----------
                                                                     12,017,239
                                                                    -----------

HEALTH CARE -- 11.4%
Applera* ...............................................    21,272      302,062
BioMarin Pharmaceuticals* ..............................    19,675      339,591
Centene* ...............................................    26,814      562,826
Enzon Pharmaceuticals* .................................    36,682      298,958
Exelixis* ..............................................    31,692      315,018
Five Star Quality Care* ................................   127,786    1,313,640
ICU Medical* ...........................................    19,339      758,089
Incyte* ................................................    53,439      352,163
Indevus Pharmaceuticals* ...............................    53,555      378,634
Integra LifeSciences Holdings*+ ........................    24,960    1,137,677
Isis Pharmaceuticals* ..................................    33,971      314,911
Kendle International* ..................................    17,319      615,171
Ligand Pharmaceuticals, Class B ........................    29,601      298,378
Monogram Biosciences* ..................................   160,709      311,775
Perrigo ................................................    80,227    1,416,810
SuperGen* ..............................................    54,897      323,892
                                                                    -----------
                                                                      9,039,595
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        MARKET
COMMON STOCKS -- 93.7% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
ENERGY -- 4.1%
Brigham Exploration* ...................................   132,241  $   822,539
Lufkin Industries ......................................    10,650      598,317
Swift Energy* ..........................................    11,123      464,608
Unit* ..................................................    16,673      843,487
W-H Energy Services* ...................................    10,842      506,755
                                                                    -----------
                                                                      3,235,706
                                                                    -----------

MATERIALS -- 3.5%
Carlisle Companies .....................................    35,250    1,513,282
Koppers Holdings .......................................    27,150      696,669
US Concrete* ...........................................    78,030      610,195
                                                                    -----------
                                                                      2,820,146
                                                                    -----------

UTILITIES -- 2.9%
Avista+ ................................................    62,795    1,521,522
Laclede Group ..........................................    26,108      811,437
                                                                    -----------
                                                                      2,332,959
                                                                    -----------

CONSUMER STAPLES -- 2.2%
Hain Celestial Group* ..................................    26,856      807,560
Longs Drug Stores ......................................    18,259      942,895
                                                                    -----------
                                                                      1,750,455
                                                                    -----------

TOTAL COMMON STOCKS ....................................            $74,462,168
                                                                    -----------

                                                                        MARKET
                                                            SHARES       VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 5.9%
iShares Russell 2000 Growth Index Fund .................    47,240  $ 3,805,655
iShares Russell 2000 Index Fund ........................    10,746      853,770
                                                                    -----------

TOTAL EXCHANGE TRADED FUNDS ............................            $ 4,659,425
                                                                    -----------

INVESTMENT FUND -- 10.3%
BlackRock Institutional Money Market Trust,
  5.23% ** ^............................................ 8,169,037  $ 8,169,037
                                                                    -----------

CASH EQUIVALENT -- 0.1%
PNC Bank Money Market Fund, 4.80% ^ ....................    94,131  $    94,131
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                       VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 110.0%
(Cost $79,875,393) .....................................            $87,384,761

LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.0%) .......             (7,916,172)
                                                                    -----------

NET ASSETS -- 100.0% ...................................            $79,468,589
                                                                    ===========

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $7,890,968.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 96.1%                                  SHARES         VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 20.7%
1st Source ........................................       52,800   $  1,381,776
Advanta, Class B ..................................       52,300      2,292,833
BankAtlantic Bancorp ..............................       53,020        581,099
BioMed Realty Trust ...............................       37,160        977,308
Centennial Bank Holdings* .........................      126,600      1,095,090
Corporate Office Properties Trust .................       27,690      1,264,879
Delphi Financial Group, Class A ...................       43,710      1,758,453
DiamondRock Hospitality ...........................      105,820      2,010,581
EastGroup Properties ..............................       27,570      1,406,897
Employers Holdings* ...............................       40,820        817,216
First Midwest Bancorp .............................       35,280      1,296,540
First State Bancorp ...............................       52,900      1,192,895
FPIC Insurance Group* .............................       40,350      1,802,435
Greater Bay Bancorp ...............................       45,660      1,227,797
Hanmi Financial ...................................       67,400      1,284,644
Hanover Insurance Group ...........................       28,400      1,309,808
Heritage Commerce .................................       41,710      1,063,188
Investment Technology Group* ......................       31,310      1,227,352
IPC Holdings ......................................       58,810      1,696,669
LaSelle Hotel Properties ..........................       33,400      1,548,424
MAF Bancorp .......................................       37,892      1,566,455
Mid-America Apartment Communities .................       17,990      1,012,117
Navigators Group* .................................       27,270      1,368,136
NexCen Brands* ....................................      178,320      1,768,934
Preferred Bank ....................................       20,805        815,764
ProAssurance* .....................................       30,960      1,583,604
Signature Bank* ...................................       54,630      1,777,660
SVB Financial Group* ..............................       32,260      1,567,513
SWS Group .........................................       25,485        632,283
UCBH Holdings .....................................       39,000        726,180
UMB Financial .....................................       42,910      1,620,282
United America Indemnity, Class A* ................       75,680      1,755,776
United Fire & Casualty ............................       46,600      1,637,058
Virginia Commerce Bancorp* ........................       68,857      1,490,754
                                                                   ------------
                                                                     46,558,400
                                                                   ------------

INDUSTRIALS -- 17.7%
AAR*+ .............................................       38,310      1,055,824
AirTran Holdings* .................................      274,200      2,816,033
Alaska Air Group*+ ................................       44,480      1,694,688
Armor Holdings+ ...................................       24,770      1,667,764
Barnes Group+ .....................................       64,790      1,490,818
Clean Harbors* ....................................       25,940      1,173,007
Consolidated Graphics* ............................       25,960      1,922,338

--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 96.1% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 17.7% (CONTINUED)
FTI Consulting* ...................................       56,080   $  1,883,727
Gevity HR .........................................       62,450      1,232,763
Greenbrier ........................................       80,000      2,136,000
Kadant* ...........................................       47,660      1,208,658
Kaydon ............................................       33,700      1,434,272
KHD Humboldt Wedag International* .................       27,130      1,104,191
L.B. Foster, Class A* .............................       28,250        582,233
Ladish* ...........................................       25,540        961,326
Lincoln Electric Holdings .........................       15,600        929,136
LSI Industries ....................................      102,480      1,715,515
OSI Systems* ......................................       61,170      1,617,335
Sterling Construction* ............................       46,290        882,287
Titan International+ ..............................       81,150      2,055,530
Toro ..............................................       41,000      2,100,840
Trinity Industries ................................       55,000      2,305,600
Washington Group International* ...................       53,030      3,522,252
Werner Enterprises ................................      131,500      2,389,355
                                                                   ------------
                                                                     39,881,492
                                                                   ------------

CONSUMER DISCRETIONARY -- 15.9%
99 Cents Only Stores* .............................       96,320      1,418,794
Aaron Rents .......................................       72,400      1,914,256
ACCO Brands* ......................................      107,500      2,589,675
American Greetings, Class A .......................      105,702      2,453,343
Applebee's International+ .........................       62,050      1,537,599
Audiovox, Class A* ................................       65,000        957,450
Belo, Class A .....................................      122,500      2,287,075
Brink's ...........................................       26,000      1,649,700
Cabela's* .........................................       62,600      1,553,106
Callaway Golf .....................................      110,000      1,733,600
Domino's Pizza ....................................       44,120      1,432,576
Finish Line, Class A ..............................      111,800      1,408,680
Jarden*+ ..........................................       36,160      1,384,928
K-Swiss, Class A ..................................       56,850      1,536,087
Live Nation* ......................................       73,230      1,615,454
MoneyGram International ...........................       60,300      1,673,928
Pinnacle Entertainment* ...........................       30,650        890,996
Spartan Motors ....................................       65,630      1,523,272
Steiner Leisure* ..................................       28,100      1,263,938
Steinway Musical Instruments ......................       51,560      1,663,841
Tuesday Morning ...................................       43,575        646,653
United Auto Group .................................       60,300      1,224,090
WMS Industries* ...................................       32,120      1,260,389
                                                                   ------------
                                                                     35,619,430
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 96.1% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.7%
ATMI* .............................................       27,590   $    843,426
Cirrus Logic* .....................................      127,970        980,250
Echelon ...........................................       52,820        556,723
eFunds* ...........................................       45,880      1,223,161
Excel Technology* .................................       51,630      1,411,048
Foundry Networks* .................................      104,150      1,413,316
Gerber Scientific* ................................      131,830      1,398,716
Ixia* .............................................      178,300      1,658,190
Macrovision* ......................................       67,400      1,688,370
ON Semiconductor* .................................      304,980      2,720,421
Online Resources* .................................      102,150      1,171,661
Progress Software* ................................       18,100        564,720
Semtech* ..........................................      126,090      1,699,693
THQ* ..............................................       46,430      1,587,442
Transaction Systems Architects* ...................       63,440      2,054,821
Ultra Clean Holdings* .............................       59,430      1,028,139
Verigy Ltd* .......................................       81,380      1,909,989
                                                                   ------------
                                                                     23,910,086
                                                                   ------------

ENERGY -- 10.2%
Berry Petroleum, Class A ..........................       92,000      2,820,720
Cimarex Energy ....................................       86,000      3,183,720
Encore Acquisition* ...............................      135,000      3,265,650
GeoMet* ...........................................      101,348        893,889
Helmerich & Payne .................................       92,000      2,791,280
Hornbeck Offshore Services* .......................       45,100      1,292,115
Lufkin Industries .................................       20,600      1,157,308
Oil States International* .........................       36,700      1,177,703
Petrohawk Energy* .................................       56,980        750,427
Petroleum Development* ............................       29,170      1,562,637
Southwestern Energy* ..............................       38,000      1,557,240
Whiting Petroleum* ................................       60,100      2,368,541
                                                                   ------------
                                                                     22,821,230
                                                                   ------------

MATERIALS -- 5.2%
Century Aluminum* .................................       34,000      1,593,920
Cleveland-Cliffs ..................................       24,150      1,545,842
Compass Minerals International+ ...................       50,740      1,694,716
Glatfelter ........................................       88,720      1,322,815
Haynes International* .............................        9,930        724,195
Kaiser Aluminum* ..................................       14,200      1,107,600
Potlatch ..........................................       42,820      1,960,299
Stillwater Mining* ................................       96,790      1,228,265
Tronox, Class A ...................................       40,870        588,528
                                                                   ------------
                                                                     11,766,180
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 96.1% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 4.8%
Alliance Imaging* .................................      218,090   $  1,903,926
Alpharma ..........................................       37,760        909,261
Analogic ..........................................       78,967      4,965,445
Owens & Minor+ ....................................       55,170      2,026,394
PolyMedica ........................................       20,400        863,532
                                                                   ------------
                                                                     10,668,558
                                                                   ------------

CONSUMER STAPLES -- 4.5%
BJ's Wholesale Club*+ .............................       43,730      1,479,386
Del Monte Foods ...................................      115,300      1,323,644
Flower Foods ......................................       60,000      1,810,200
Hanesbrands .......................................       50,100      1,472,439
Longs Drug Stores .................................       39,720      2,051,140
Ralcorp Holdings* .................................       18,170      1,168,331
Susser Holdings* ..................................       40,970        710,830
                                                                   ------------
                                                                     10,015,970
                                                                   ------------

UTILITIES -- 3.2%
El Paso Electric* .................................       46,820      1,233,707
Integrys Energy Group .............................       28,000      1,554,280
New Jersey Resources ..............................       25,350      1,268,768
UGI ...............................................       50,000      1,335,500
Unisource Energy ..................................       48,490      1,820,799
                                                                   ------------
                                                                      7,213,054
                                                                   ------------

TELECOMMUNICATION SERVICES -- 3.2%
Andrew* ...........................................      157,910      1,672,267
Arris Group* ......................................      126,950      1,787,456
Cogent Communications Group* ......................       45,910      1,084,853
ECI Telecom Limited* ..............................      120,860        991,052
Eschelon Telecom* .................................       54,670      1,579,963
                                                                   ------------
                                                                      7,115,591
                                                                   ------------

TOTAL COMMON STOCKS ...............................                $215,569,991
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENT FUND -- 6.7%
BlackRock Institutional Money Market Trust,
  5.23% ** ^.......................................   15,028,768   $ 15,028,768
                                                                   ------------

CASH EQUIVALENT -- 4.2%
PNC Bank Money Market Fund, 4.80% ^ ...............    9,314,439   $  9,314,439
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 107.0%
(Cost $221,032,762) ...............................                $239,913,198

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.0%) ...                 (15,599,417)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $224,313,781
                                                                   ============

*    Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $14,520,226.

**   Represents collateral for securities loaned.

^    The rate shown is the 7-day effective yield as of March 31, 2007.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
STRATEGIC VALUE AND HIGH INCOME FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
                                                           SHARES      VALUE
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUND -- 58.9%
Touchstone Funds Group Trust Diversified
  Small Cap Value Fund* ...............................     57,046   $1,130,658
                                                                     ----------

AFFILIATED FIXED INCOME FUND -- 39.7%
Touchstone Investment Trust High Yield Fund** .........     80,399   $  762,186
                                                                     ----------

TOTAL INVESTMENT SECURITIES -- 98.6%
(Cost $1,882,407) .....................................              $1,892,844

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4% .........                  27,496
                                                                     ----------

NET ASSETS -- 100.0% ..................................              $1,920,340
                                                                     ==========

*     Affiliated Fund, sub-advised by Clover Capital Managment, Inc.

**    Affiliated Fund, sub-advised by Fort Washington Investment Advisers, Inc.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
TAX-EXEMPT BOND FUND - MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                             MARKET
  AMOUNT                                                                                                                VALUE
--------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS -- 98.5%

            ALABAMA -- 2.1%
$1,000,000  Bessemer RB, AMBAC, Callable 02/01/10 @ 102, 5.600%, 2/1/30 .........................................   $  1,063,650
 1,300,000  Birmingham Water & Sewer RB, Ser A, Callable 01/01/08 @ 102, 5.000%, 1/1/18 .........................      1,336,569
                                                                                                                    ------------
                                                                                                                       2,400,219
                                                                                                                    ------------

            ARIZONA -- 0.9%
 1,000,000  Arizona School Facilities Board COP, MBIA, Pre-Refunded 03/01/13 @ 100, 5.250%, 9/1/17 ..............      1,080,590
                                                                                                                    ------------

            CALIFORNIA -- 9.8%
 2,000,000  California Health Facilities Finance Authority RB, St. Francis Memorial Hospital, Ser C,
              ETM, 5.875%, 11/1/23 ..............................................................................      2,415,361
 1,840,000  California State GO, Callable 02/01/13 @ 100, 5.250%, 2/1/33 ........................................      1,947,750
 2,000,000  California State GO, Callable 09/01/16 @ 100, 4.750%, 9/1/30 ........................................      2,041,060
 2,000,000  California State, Department of Veteran Affairs Home Purchase RB, Ser A, Callable
              11/30/11 @ 101, 4.400%, 12/1/21 ...................................................................      2,000,680
 2,000,000  California State, Economic Recovery GO, Ser A, Callable 07/01/11 @ 100, 5.000%, 7/1/17 ..............      2,107,780
   500,000  California State, Statewide Communities Developmental Authority, Pollution Control RB,
              Southern California Edison, Ser A, XLCA, 4.100%, 4/1/28 ...........................................        505,575
   420,000  Stockton Housing Facility RB, O'Connor Woods Project, Ser A, ETM, GNMA, Callable
              05/06/05 @ 100, 5.200%, 9/20/09 ...................................................................        420,550
                                                                                                                    ------------
                                                                                                                      11,438,756
                                                                                                                    ------------
            COLORADO -- 0.9%
 1,000,000  South Suburban Park & Recreation District GO, AMBAC, Callable 09/15/10 @ 100, 5.375%, 9/15/18 .......      1,055,550
                                                                                                                    ------------
            DELAWARE -- 0.9%
 1,000,000  Delaware State, Economic Development Authority, Pollution Control RB, Delmarva Power,
              AMBAC, Callable 05/01/11 @ 100 (A), 4.900%, 5/1/26 ................................................    1,040,850
                                                                                                                    ------------
            DISTRICT OF COLUMBIA -- 1.1%
 1,000,000  District of Columbia RB, Howard University Project, MBIA, 5.500%, 10/1/16 ...........................      1,122,240
   200,000  Washington D.C., Convention Center Authority RB, Dedicated Tax Revenue, Senior Lien,
              AMBAC, Callable 10/01/08 @ 101, 5.250%, 10/1/09 ...................................................        206,592
                                                                                                                    ------------
                                                                                                                       1,328,832
                                                                                                                    ------------
            FLORIDA -- 1.0%
   405,000  Orlando Utilities Commission, Water & Electric RB, Callable 10/01/11 @ 101, 5.250%, .................        432,512
   685,000  Orlando Utilities Commission, Water & Electric RB, Pre-Refunded 10/01/11 @ 101, 5.250%, 10/1/20 .....        735,066
                                                                                                                    ------------
                                                                                                                       1,167,578
                                                                                                                    ------------
            GEORGIA -- 2.1%
 2,000,000  Henry County, Water & Sewer Authority RB, AMBAC, 6.150%, 2/1/20 .....................................      2,412,600
                                                                                                                    ------------

TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                             MARKET
  AMOUNT                                                                                                                VALUE
--------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS -- 98.5% (CONTINUED)

            HAWAII -- 3.9%
$1,680,000  Honolulu, City & County GO, Ser B, ETM, 8.000%, 10/1/10 .............................................   $  1,917,670
 2,385,000  University of Hawaii RB, Ser A, FGIC, Callable 07/15/12 @ 100, 5.500%, 7/15/21 ......................      2,588,273
                                                                                                                    ------------
                                                                                                                       4,505,943
                                                                                                                    ------------
            ILLINOIS -- 7.7%
   400,000  Chicago GO, FGIC, Callable 01/01/08 @ 102, 5.500%, 1/1/21 ...........................................        413,280
 1,000,000  Chicago, Park District GO, Aquarium & Museum Project, FGIC, Callable 01/01/08 @ 100, 5.500%,
            1/1/10 ..............................................................................................      1,013,180
 2,350,000  Illinois Development Finance Authority RB, Elgin School District Project, FSA (B), .000%, 1/1/18 ....      1,506,186
 1,000,000  Illinois Health Facilities Authority RB, Hospital Sisters Services Project, Ser A, MBIA,
              Callable 06/01/08 @ 101, 5.250%, 6/1/12 ...........................................................      1,025,480
 1,000,000  Illinois State, Toll Highway Authority Revenue RB, Senior Priority, Ser A-1, Callable
              07/01/2016 @ 100, 5.000%, 1/1/26 ..................................................................      1,061,540
 1,200,000  Metropolitan Pier & Exposition Authority RB, Illinois Dedicated State Tax Revenue, AMBAC,
              Callable 06/01/07 @ 101, 5.125%, 6/1/13 ...........................................................      1,214,652
   500,000  Metropolitan Pier & Exposition Authority RB, Illinois Dedicated State Tax Revenue, Ser A, 5
              FGIC, 5.500%, 12/15/23 ............................................................................        580,075
   500,000  Metropolitan Pier & Exposition Authority RB, Illinois Dedicated State Tax Revenue, Ser A,
              FGIC, ETM, 5.500%, 12/15/23 .......................................................................        580,965
 2,000,000  Will County, Community School District GO, USD #365, FSA (B), .000%, 11/1/12                               1,610,080
                                                                                                                    ------------
                                                                                                                       9,005,438
                                                                                                                    ------------
            INDIANA -- 4.6%
 1,000,000  Indiana Transportation Finance Authority RB, Ser A, MBIA, 6.800%, 12/1/16 ...........................      1,173,930
 3,000,000  Indiana University RB, Student Fee, Ser P, AMBAC, Callable 01/01/10 @ 100, 5.000%, ..................      3,181,890
 1,000,000  Indianapolis, Public Improvement Authority RB, Ser A, Callable 01/01/10 @ 101, 6.000%, 1/1/25 .......      1,069,730
                                                                                                                    ------------
                                                                                                                       5,425,550
                                                                                                                    ------------
            KENTUCKY -- 1.0%
 1,050,000  Kentucky State, Property & Buildings Commission RB, Project Number 67, Pre-Refunded
              09/01/10 @ 100, 5.625%, 9/1/13 ....................................................................      1,116,066
                                                                                                                    ------------
            LOUISIANA -- 1.9%
 2,115,000  Louisiana Public Facilites Authority RB, Franciscan Missionaries Project, Ser A, FSA, 5.500%,
              7/1/11 ............................................................................................      2,255,690
                                                                                                                    ------------
            MASSACHUSETTS -- 2.8%
 1,000,000  Massachusetts State, Housing Finance Agency RB, Ser B, MBIA, Callable 06/01/08 @ 101,
              5.300%, 12/1/17 ...................................................................................      1,005,610
    70,000  Massachusetts State, Special Obligation RB, Consolidated Loan, Ser A, Callable 06/01/08
              @ 101, 5.000%, 6/1/15 .............................................................................         71,659
   930,000  Massachusetts State, Special Obligation RB, Consolidated Loan, Ser A, Pre-Refunded
              06/01/08 @ 101, 5.000%, 6/1/15 ....................................................................        951,502
 1,060,000  Massachusetts State, Water Resources Authority RB, Ser D, MBIA, GOA, 6.000%, 8/1/14 .................      1,211,516
                                                                                                                    ------------
                                                                                                                       3,240,287
                                                                                                                    ------------

TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                             MARKET
  AMOUNT                                                                                                                VALUE
--------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS -- 98.5% (CONTINUED)

            MICHIGAN -- 0.9%
$1,000,000  Michigan State, Building Authority RB, Facilities Program, Ser II, MBIA, Callable 10/15/13 @
              100, 5.000%, 10/15/23 .............................................................................   $  1,057,630
                                                                                                                    ------------
            MISSISSIPPI -- 0.6%
   745,000  Mississippi Development Bank RB, Capital Project & Equipment Acquisition, Ser A2,
              MBAC, 5.000%, 7/1/24 ..............................................................................        753,292
                                                                                                                    ------------
            NEVADA -- 1.8%
 2,000,000  Nevada Systems, Higher Education University RB, Ser B, AMBAC, Callable, 01/01/16 @
              100, 5.000%, 7/1/35 ...............................................................................      2,105,560
                                                                                                                    ------------
            NEW JERSEY -- 0.4%
   150,000  New Jersey State GO, Ser D, 6.000%, 2/15/11 .........................................................        162,510
   250,000  New Jersey State, Transportation System RB, Ser A, 5.625%, 6/15/14 ..................................        279,520
                                                                                                                    ------------
                                                                                                                         442,030
                                                                                                                    ------------
            NEW YORK -- 8.9%
 3,715,000  New York City, Transitional Finance Authority RB, Ser A, Callable 11/01/11 @ 100 (A),
              5.500%, 11/1/26 ...................................................................................      3,989,093
 1,000,000  New York State, Mortgage Agency RB, Homeowner Mortgage, Ser 80, Callable 03/01/09 @
              101, 5.100%, 10/1/17 ..............................................................................      1,026,430
 3,000,000  New York State, Municipal Bond Bank Agency RB, Special School Purpose, Ser C, Callable
              06/01/2013 @ 100, 5.500%, 6/1/15 ..................................................................      3,261,120
 2,000,000  New York State, Thruway Authority RB, Highway and Bridge Project, Callable 04/01/12 @
              100, 5.500%, 4/1/15                                                                                      2,158,300
                                                                                                                    ------------
                                                                                                                      10,434,943
            NORTH CAROLINA -- 4.3%
 1,000,000  Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care Systems RB, Ser A,
              Callable 01/15/2011 @ 101, 5.000%, 1/15/31 ........................................................      1,026,910
 2,200,000  Greensboro, Enterprise System RB, 5.250%, 6/1/24 ....................................................      2,509,540
 1,380,000  University of North Carolina Wilmington, RB, AMBAC, Callable 01/01/13 @ 100, 5.250%, 1/1/21 .........      1,480,975
                                                                                                                    ------------
                                                                                                                       5,017,425
                                                                                                                    ------------
            PENNSYLVANIA -- 19.5%
 1,345,000  Chester County, Health & Education Facilities Authority RB, Devereux Foundation,
              Callable 11/01/16 @ 100, 5.000%, 11/1/22 ..........................................................      1,409,654
 2,730,000  Coatesville School District GO, FSA, Callable 08/15/14 @ 100, 5.250%, 8/15/18 .......................      2,962,296
   270,000  Coatesville School District GO, FSA, Pre-Refunded 8/15/14 @ 100, 5.250%, 8/15/18 ....................        295,836
 3,000,000  Delaware County Authority, Hospital RB, Crozer Keystone Obigation Group A, Callable
              12/15/16 @ 100, 5.000%, 12/15/26 ..................................................................      3,092,909
 2,820,000  Lancaster Area Sewer Authority Revenue RB, FGIC, Callable 4/1/15 @ 100, 5.000%, .....................      3,039,537
 1,150,000  Lancaster, Higher Education Authority RB, Franklin & Marshall College, Callable 04/15/16 @
              100, 5.000%, 4/15/19 ..............................................................................      1,222,784

TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                             MARKET
  AMOUNT                                                                                                                VALUE
--------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS -- 98.5% (CONTINUED)

            PENNSYLVANIA -- 19.5% (CONTINUED)
$2,000,000  Norwin Penn School District GO, FGIC, Pre-Refunded 04/01/10 @ 100, 6.000%, 4/1/24 ...................   $  2,129,600
 1,000,000  Owen J Roberts School District, FSA, Callable 05/15/2016 @ 100, 4.750%, 5/15/25 .....................      1,037,450
 1,270,000  Pennsylvania State, Higher Educational Facilities Authority RB, Saint Joseph's University,
              Callable 05/01/06 @ 100 (LOC: Allied Irish Banks PLC) (A), 5.000%, 5/1/11 .........................      1,271,041
 1,000,000  Pennsylvania State, Public School Building Authority RB, Harrisburg Area Community
              College Project, AMBAC, Callable 04/01/14 @ 100, 5.250%, 4/1/24 ...................................      1,078,860
 1,500,000  Pennsylvania State, Turnpike Commission, Turnpike Revenue, Ser A, Callable 06/01/16 @
              100, 5.000%, 12/1/25 ..............................................................................      1,599,870
 1,500,000  Philadelphia, Authority for Industrial Development Lease Revenue RB, Ser B, FSA,
              Callable 10/01/11 @ 101, 5.500%, 10/1/12 ..........................................................      1,621,815
 1,300,000  Philadelphia, Hospital & Higher Education Authority RB, Presbyterian Medical Center
              Project, ETM, 6.500%, 12/1/11 .....................................................................      1,389,804
   525,000  Philadelphia, Water & Waste Water RB, MBIA, 6.250%, 8/1/09 ..........................................        555,392
                                                                                                                    ------------
                                                                                                                      22,706,848
                                                                                                                    ------------
            PUERTO RICO -- 0.7%
   250,000  Puerto Rico, Commonwealth Public Improvements, Ser A, 5.000%, 7/1/09 ................................        256,458
   500,000  Puerto Rico, Electric Power Authority RB, Ser RR, Callable 07/01/15 @ 100, 5.000%, ..................        528,695
                                                                                                                    ------------
                                                                                                                         785,153
                                                                                                                    ------------
            RHODE ISLAND -- 1.1%
 1,000,000  Rhode Island, Depositors Economic Protection Authority RB, Special
              Obligation, Ser A, ETM, 6.375%, 8/1/22 ............................................................      1,262,950
                                                                                                                    ------------
            SOUTH CAROLINA -- 6.3%
 2,530,000  Darlington County, Water & Sewer Authority RB, AMBAC, Callable 12/01/12 @ 101, 5.625%, 12/1/23 ......      2,777,004
 1,000,000  Piedmont, Municipal Power Agency Authority RB, South Carolina Electric Project, MBIA,
              ETM, 6.250%, 1/1/09 ...............................................................................      1,044,040
 3,415,000  South Carolina State, Public Service Authority RB, Ser A, AMBAC Callable
              01/01/14 @ 100, 5.000%, 1/1/39 ....................................................................      3,557,644
                                                                                                                    ------------
                                                                                                                       7,378,688
                                                                                                                    ------------
            TEXAS -- 7.8%
 1,100,000  Cypress-Fairbanks, Independent School District, GO, PSF-GTD, Callable 02/15/2016
              @ 100, 4.750%, 2/15/30 ............................................................................      1,126,356
    10,000  Duncanville, Independent School District, GO, PSF-GTD, Callable 02/15/13 @ 100, 5.650%, 2/15/28 .....         10,894
 1,340,000  Duncanville, Independent School District, GO, PSF-GTD, Pre-Refunded 02/15/13 @ 100, 5.650%,
              2/15/28 ...........................................................................................      1,475,809
 1,025,000  Fort Worth Water & Sewer RB, Prerefunded 08/15/10 @ 100, 5.750%, 2/15/14 ............................      1,092,384
   975,000  Fort Worth Water & Sewer RB, Unrefunded, 5.750%, 2/15/14 ............................................      1,034,641
 1,850,000  Harris County, Healthcare Facilities Development Authority RB, Christus Health Project,
              Ser A, MBIA, Callable 07/01/09 @ 101, 5.375%, 7/1/24 ..............................................      1,932,084
 1,140,000  Houston, Water & Sewer Systems Authority RB, Junior Lien, Ser C, FGIC, Pre-Refunded
              12/01/07 @ 101, 5.375%, 12/1/27 ...................................................................      1,163,974
    15,000  San Antonio GO, ETM, 5.000%, 8/1/07 .................................................................         15,065
 1,250,000  Texas Water Development Board RB, Revolving Fund, Senior Lein, Ser B, Callable
              01/15/10 @ 100, 5.500%, 7/15/15 ...................................................................      1,308,063
                                                                                                                    ------------
                                                                                                                       9,159,270
                                                                                                                    ------------

TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                             MARKET
  AMOUNT                                                                                                                VALUE
--------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS -- 98.5% (CONTINUED)
            Utah -- 1.8%
$2,000,000  Utah Transit Authority Sales Tax RB, Ser A, FSA, Callable 12/15/12 @ 100, 5.000%, 6/15/24 ...........   $  2,133,640
                                                                                                                    ------------
            WASHINGTON -- 3.7%
 1,000,000  Central Pugent Sound, Regional Transportation Authority RB, Sales Tax & Motor Project,
                FGIC, 5.250%, 2/1/21 ............................................................................      1,115,970
 1,000,000  Clark County, School District No. 177 GO, AMBAC, 5.250%, 12/1/14 ....................................      1,095,770
 1,000,000  Washington State GO, Ser A, FSA, 5.000%, 7/1/20 .....................................................      1,061,710
 1,000,000  Washington State, Economic Development Finance Authority, Biomedical Research
                Property II RB, MBIA, Callable 12/01/15 @ 100, 5.250%, 6/1/19 ...................................      1,083,590
                                                                                                                    ------------
                                                                                                                       4,357,040
                                                                                                                    ------------

            TOTAL MUNICIPAL BONDS                                                                                   $115,068,418
                                                                                                                    ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
SHARES                                                                                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
            CASH EQUIVALENT -- 0.5%
   531,069  ABN Amro Tax Exempt Money Market Fund, 3.260% ^ .....................................................   $    531,069
                                                                                                                    ------------
            TOTAL INVESTMENT SECURITIES -- 99.0%
            (Cost $111,551,979) .................................................................................   $115,599,487

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0% .......................................................      1,182,554
                                                                                                                    ------------

            NET ASSETS -- 100.0% ................................................................................   $116,782,041
                                                                                                                    ------------

^     The rate shown is the 7-day effective yield as of March 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2007.

(B) Zero coupon security - the rate reported was the effective yield at time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GOA - General Obligation of Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Limited Company

PSF-GTD - Permanent School Fund - Guaranteed

RB - Revenue Bond

USD - Unified School District

XLCA - XL Capital Assurance

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
ULTRA SHORT DURATION FIXED INCOME FUND - MARCH 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------
 PRINCIPAL                                                                       MARKET
  AMOUNT                                                                         VALUE
------------------------------------------------------------------------------------------
              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 82.2%
$   477,347   FHLMC  Pool #G11072, 7.500%, 12/1/15 ........................   $    495,312
     17,664   FHLMC CMO/REMIC Ser 1377, Class F (A), 5.875%, 9/15/07 ......         17,667
     37,216   FHLMC CMO/REMIC Ser 1544, Class L (A), 4.780%, 7/15/08 ......         37,059
  7,702,734   FHLMC CMO/REMIC Ser 2571, Class FN (A), 5.970%, 8/15/32 .....      7,843,475
  1,428,435   FHLMC CMO/REMIC Ser 2575 Class LM, 4.500%, 5/15/32 ..........      1,405,330
  2,187,002   FHLMC CMO/REMIC Ser 2586, Class WA, 4.000%, 12/15/32 ........      2,120,637
  1,379,199   FHLMC CMO/REMIC Ser 2590, Class UL, 3.750%, 3/15/32 .........      1,334,247
  1,834,896   FHLMC CMO/REMIC Ser 2594, Class YA, 4.000%, 4/15/23 .........      1,778,686
  1,382,760   FHLMC CMO/REMIC Ser 2640, Class OT, 2.000%, 4/15/22 .........      1,358,173
  1,651,739   FHLMC CMO/REMIC Ser 2649, Class PJ, 3.500%, 6/15/33 .........      1,595,158
  1,416,563   FHLMC CMO/REMIC Ser 2684, Class GN, 3.250%, 5/15/23 .........      1,398,474
    608,875   FHLMC CMO/REMIC Ser 2715, Class QB, 3.500%, 9/15/22 .........        603,477
  2,049,062   FHLMC CMO/REMIC Ser 2744, Class JX, 3.500%, 1/15/23 .........      2,017,861
  3,780,599   FHLMC CMO/REMIC Ser 2770, Class FH (A), 5.720%, 3/15/34 .....      3,827,230
  1,947,861   FHLMC CMO/REMIC Ser 2886, Class BF (A), 5.820%, 11/15/34 ....      1,952,560
    278,268   FHLMC CMO/REMIC Ser 2894, Class FB (A), 5.920%, 11/15/34 ....        277,870
  4,342,113   FHLMC CMO/REMIC Ser 2921, Class JF (A), 5.820%, 1/15/35 .....      4,382,522
    342,639   FHLMC CMO/REMIC Ser 2925, Class CF (A), 5.820%, 1/15/35 .....        343,220
  1,113,018   FHLMC CMO/REMIC Ser 2956, Class YB, 6.950%, 1/15/35 .........      1,112,233
  2,569,448   FHLMC CMO/REMIC Ser 3025, Class FC (A), 7.000%, 8/15/35 .....      2,559,032
  1,353,472   FHLMC CMO/REMIC Ser 3033, Class BY (A), 7.000%, 9/15/35 .....      1,355,736
    786,657   FHLMC CMO/REMIC Ser 3038, Class TA, 6.700%, 9/15/35 .........        782,219
    835,424   FHLMC CMO/REMIC Ser 3069, Class KT, 7.000%, 10/15/34 ........        839,514
  5,075,589   FHLMC CMO/REMIC Ser 3092, Class TA, 7.250%, 11/15/35 ........      5,169,693
  8,328,395   FHLMC CMO/REMIC Ser 3137, Class PJ, 5.125%, 12/15/13 ........      8,262,364
  1,659,026   FHLMC CMO/REMIC Ser 3144, Class TB, 7.200%, 3/15/34 .........      1,659,715
  4,999,834   FHLMC CMO/REMIC Ser 3157, Class TB, 7.800%, 1/15/35 .........      5,156,160
  6,577,712   FHLMC CMO/REMIC Ser 3177, Class SW, 7.650%, 6/15/35 .........      6,610,601
  3,545,809   FHLMC CMO/REMIC Ser 3251, Class TA, 7.400%, 6/15/36 .........      3,571,231
      2,510   FHLMC Pool #184967, 7.750%, 8/1/08 ..........................          2,514
    330,071   FHLMC Pool #B15413, 8.000%, 3/1/11 ..........................        340,240
    170,353   FHLMC Pool #E64944, 7.000%, 7/1/11 ..........................        174,739
  1,446,688   FNMA CMO/REMIC Ser 2002-67, Class AM, 5.000%, 11/25/15 ......      1,438,273
    927,176   FNMA CMO/REMIC Ser 2002-87, Class PY, 3.920%, 9/25/27 .......        916,978
  1,988,932   FNMA CMO/REMIC Ser 2003-119, Class PU, 4.000%, 11/25/33 .....      1,938,739
    852,878   FNMA CMO/REMIC Ser 2003-19, Class ME, 4.000%, 1/25/33 .......        823,760
    939,517   FNMA CMO/REMIC Ser 2003-33, Class AM, 4.250%, 5/25/33 .......        917,632
  1,436,288   FNMA CMO/REMIC Ser 2003-33, Class AU, 4.000%, 3/25/33 .......      1,384,781
  1,167,107   FNMA CMO/REMIC Ser 2003-34, Class AD, 4.000%, 1/25/32 .......      1,141,070
 10,868,257   FNMA CMO/REMIC Ser 2003-61, Class FK (A), 6.820%, 8/25/33 ...     11,584,423
  3,844,102   FNMA CMO/REMIC Ser 2003-69, Class NF (A), 6.820%, 7/25/33 ...      3,875,001
  5,141,090   FNMA CMO/REMIC Ser 2003-81, Class FE (A), 5.820%, 9/25/33 ...      5,220,933
  3,271,269   FNMA CMO/REMIC Ser 2004-96, Class LF (A), 6.320%, 12/25/34 ..      3,328,722
  1,456,095   FNMA CMO/REMIC Ser 2005-108, Class GU, 5.750%, 7/25/35 ......      1,459,491
  3,418,160   FNMA CMO/REMIC Ser 2005-93, Class XT, 7.000%, 10/25/35 ......      3,403,878
  4,411,552   FNMA CMO/REMIC Ser 2006-109, Class JS (A), 6.750%, 5/25/36 ..      4,342,282
  6,825,292   FNMA CMO/REMIC Ser 2006-14, Class DT, 7.000%, 3/25/36 .......      6,773,312
  1,953,679   FNMA CMO/REMIC Ser 2007-9, Class YA, 5.500%, 3/25/37 ........      1,952,057

ULTRA SHORT DURATION FIXED INCOME FUND (CONTINUED)
------------------------------------------------------------------------------------------
 PRINCIPAL                                                                       MARKET
  AMOUNT                                                                         VALUE
------------------------------------------------------------------------------------------
              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 82.2%
              (CONTINUED)
$   476,182   FNMA Pool #190658, 7.000%, 2/1/09 ...........................   $    479,762
    142,007   FNMA Pool #253472, 7.500%, 9/1/10 ...........................        145,360
    188,581   FNMA Pool #519992, 7.000%, 10/1/14 ..........................        194,508
    286,253   FNMA Pool #534851, 7.500%, 4/1/15 ...........................        295,819
    210,483   FNMA Pool #535219, 7.500%, 3/1/15 ...........................        217,516
    212,468   FNMA Pool #535635, 8.500%, 6/1/12 ...........................        213,812
  1,083,040   FNMA Pool #555646, 7.500%, 9/1/16 ...........................      1,120,902
     46,233   GNMA ARM Pool #8103 (A), 5.625%, 2/20/16 ....................         46,709
     46,669   GNMA ARM Pool #8287 (A), 5.125%, 11/20/17 ...................         47,035
     70,561   GNMA ARM Pool #8297 (A), 5.125%, 12/20/17 ...................         71,611
    119,707   GNMA ARM Pool #8333 (A), 5.625%, 3/20/18 ....................        120,927
     62,108   GNMA ARM Pool #8345 (A), 5.875%, 4/20/18 ....................         62,425
     82,671   GNMA ARM Pool #8366 (A), 5.375%, 6/20/18 ....................         83,468
      4,215   GNMA ARM Pool #8404 (A), 5.750%, 9/20/18 ....................          4,259
     35,570   GNMA ARM Pool #8405 (A), 6.000%, 9/20/18 ....................         35,936
      6,885   GNMA ARM Pool #8462 (A), 5.375%, 2/20/19 ....................          6,962
     56,718   GNMA ARM Pool #8489 (A), 5.875%, 4/20/19 ....................         57,025
  4,005,709   GNMA CMO/REMIC Ser 2003-34, Class PM, 4.000%, 4/20/33 .......      3,905,096
                                                                              ------------

              TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS ...........   $127,995,413
                                                                              ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.1%
$10,000,000   FHLB (A), 6.675%, 5/19/10 ...................................   $  9,943,600
  3,000,000   FHLB (A), 5.750%, 9/29/14 ...................................      2,986,200
  6,000,000   FHLB Discount Note, .000%, 4/25/07 ..........................      5,980,332
                                                                              ------------

              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ....................   $ 18,910,132
                                                                              ------------

   FACE
  AMOUNT                                                                          VALUE
------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT -- 5.7%
$ 8,827,000   PNC Capital Markets 5.04% dated 03/30/07 due 04/02/07
              repurchase proceeds $8,830,707 (Collateralized by
              $9,695,000 U.S. Government Obligation FHR 3204-MC
              5.50% due 09/15/03; fair value $9,670,763)(B) ...............   $  8,827,000
                                                                              ------------

ULTRA SHORT DURATION FIXED INCOME FUND (CONTINUED)
------------------------------------------------------------------------------------------
                                                                                 MARKET
   SHARES                                                                        VALUE
------------------------------------------------------------------------------------------
              CASH EQUIVALENT -- 0.0%
         34   BlackRock TempFund, Institutional Shares, 5.220% ^ ..........   $         34
                                                                              ------------

              TOTAL INVESTMENT SECURITIES AND REPURCHASE
                AGREEMENT -- 100.0%
              (Cost $154,600,356) .........................................   $155,732,579

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ...............         22,382
                                                                              ------------

              NET ASSETS -- 100.0% ........................................   $155,754,961
                                                                              ============

^    The rate shown is the 7-day effective yield as of March 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2007.

(B)  Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
VALUE OPPORTUNITIES FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.1%                                        SHARES         VALUE
-------------------------------------------------------------------------------------
FINANCIALS -- 31.9%
ACE .....................................................       31,125   $  1,775,993
Bank of America .........................................       40,800      2,081,616
Bank of New York ........................................       35,575      1,442,566
Citigroup ...............................................       74,050      3,801,726
Hartford Financial Services Group .......................       29,125      2,783,768
Host Hotels & Resorts*+ .................................       49,025      1,289,848
Loews ...................................................       63,025      2,863,225
Morgan Stanley ..........................................       33,900      2,669,964
PNC Financial Services Group ............................       52,600      3,785,621
Radian Group ............................................       34,700      1,904,336
RenaissanceRe Holdings ..................................       33,000      1,654,620
US Bancorp+ .............................................       56,675      1,981,925
Wachovia ................................................       51,750      2,848,838
                                                                         ------------
                                                                           30,884,046
                                                                         ------------

ENERGY -- 10.8%
ConocoPhillips ..........................................       14,000        956,900
Exxon Mobil .............................................       65,075      4,909,908
Noble Energy ............................................       25,525      1,522,566
Peabody Energy+ .........................................       37,825      1,522,078
Valero Energy ...........................................       23,700      1,528,413
                                                                         ------------
                                                                           10,439,865
                                                                         ------------

CONSUMER STAPLES -- 8.9%
Altria Group ............................................       24,975      2,193,055
CVS/Caremark ............................................       74,800      2,553,672
HJ Heinz ................................................       39,200      1,847,104
Procter & Gamble ........................................       31,200      1,970,592
                                                                         ------------
                                                                            8,564,423
                                                                         ------------

INDUSTRIALS -- 8.1%
Deere ...................................................       19,375      2,104,901
General Electric ........................................       55,875      1,975,740
Republic Services .......................................       65,587      1,824,630
Shaw Group* .............................................       59,975      1,875,418
                                                                         ------------
                                                                            7,780,689
                                                                         ------------

UTILITIES -- 7.5%
DPL .....................................................       51,775      1,609,685
Duke Energy+ ............................................       44,425        901,383
Edison International ....................................       21,925      1,077,175
Exelon ..................................................       31,325      2,152,341
National Fuel Gas+ ......................................       34,625      1,497,878
 ........................................................                ------------
                                                                            7,238,462
                                                                         ------------

VALUE OPPORTUNITIES FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                            SHARES         VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.3%
Comcast, Class A*+ ......................................      111,200   $  2,885,640
McDonald's ..............................................       38,775      1,746,814
Walt Disney .............................................       68,600      2,361,898
                                                                         ------------
                                                                            6,994,352
                                                                         ------------

INFORMATION TECHNOLOGY -- 7.0%
Hewlett Packard .........................................       27,600      1,107,864
RF Micro Devices*+ ......................................      241,775      1,506,258
Teradyne*+ ..............................................      174,875      2,892,433
TriQuint Semiconductor* .................................      244,000      1,220,000
                                                                         ------------
                                                                            6,726,555
                                                                         ------------

HEALTH CARE -- 6.6%
Abbott Laboratories .....................................       29,400      1,640,520
Pfizer ..................................................       47,800      1,207,428
Sanofi-Aventis ADR+ .....................................       31,875      1,386,881
WellPoint* ..............................................       26,375      2,139,013
                                                                         ------------
                                                                            6,373,842
                                                                         ------------

TELECOMMUNICATION SERVICES -- 5.5%
AT&T ....................................................       94,800      3,737,964
Verizon Communications+ .................................       41,275      1,565,148
                                                                         ------------
                                                                            5,303,112
                                                                         ------------

MATERIALS -- 5.5%
Lubrizol ................................................       28,125      1,449,281
Syngenta ADR ............................................       45,250      1,721,763
Weyerhaeuser ............................................       28,000      2,092,720
                                                                         ------------
                                                                            5,263,764
                                                                         ------------

TOTAL COMMON STOCKS .....................................                $ 95,569,110
                                                                         ------------

VALUE OPPORTUNITIES FUND (CONTINUED)
-------------------------------------------------------------------------------------
                                                                            MARKET
                                                              SHARES         VALUE
-------------------------------------------------------------------------------------
INVESTMENT FUND -- 17.0%
BlackRock Institutional Money Market Trust, 5.23% ** ^ ..   16,390,000   $ 16,390,000
                                                                         ------------

CASH EQUIVALENT -- 1.4%
BlackRock TempFund, Institutional Shares, 5.22% ^ .......    1,310,714   $  1,310,714
                                                                         ------------

TOTAL INVESTMENT SECURITIES -- 117.5%
(Cost $100,828,266) .....................................                $113,269,824

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.5%) ........                 (16,862,059)
                                                                         ------------

NET ASSETS -- 100.0% ....................................                $ 96,407,765
                                                                         ============

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $15,630,860.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of March 31, 2007.

ADR - American Depository Receipt

See accompanying notes to financial statements.

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                 EXPENSES
                                       NET EXPENSE    BEGINNING     ENDING      PAID DURING
                                          RATIO        ACCOUNT     ACCOUNT    THE SIX MONTHS
                                        ANNUALIZED      VALUE       VALUE          ENDED
                                         MARCH 31,   OCTOBER 1,   MARCH 31,      MARCH 31,
                                           2007         2006         2007         2007**
--------------------------------------------------------------------------------------------
CLOVER CORE FIXED INCOME FUND
  Class I Actual ...................       0.89%      $1,000.00   $1,022.20        $4.48
  Class I Hypothetical .............       0.89%      $1,000.00   $1,020.50        $4.48

DIVERSIFIED GROWTH FUND
  Class I Actual ...................       1.10%      $1,000.00   $1,064.90        $5.65
  Class I Hypothetical .............       1.10%      $1,000.00   $1,019.46        $5.52
--------------------------------------------------------------------------------------------

OTHER ITEMS (CONTINUED)
--------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)
                                                                                EXPENSES
                                       NET EXPENSE    BEGINNING     ENDING     PAID DURING
                                          RATIO        ACCOUNT     ACCOUNT    THE SIX MONTHS
                                        ANNUALIZED      VALUE       VALUE          ENDED
                                        MARCH 31,    OCTOBER 1,   MARCH 31,      MARCH 31,
                                           2007         2006         2007         2007**
--------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP VALUE FUND
  Class A Actual* ..................       1.46%      $1,000.00   $1,029.10        $5.37
  Class A Hypothetical* ............       1.46%      $1,000.00   $1,012.79        $5.32

  Class C Actual* ..................       2.01%      $1,000.00   $1,028.60        $7.35
  Class C Hypothetical* ............       2.01%      $1,000.00   $1,010.83        $7.29

  Class Z Actual ...................       1.41%      $1,000.00   $1,106.20        $7.41
  Class Z Hypothetical .............       1.41%      $1,000.00   $1,017.89        $7.10

DIVERSIFIED VALUE FUND
  Class A Actual ...................       1.10%      $1,000.00   $1,075.90        $5.69
  Class A Hypothetical .............       1.10%      $1,000.00   $1,019.45        $5.53

  Class C Actual* ..................       1.63%      $1,000.00   $1,001.30        $5.89
  Class C Hypothetical* ............       1.63%      $1,000.00   $1,012.19        $5.93

FAMILY HERITAGE FUND
  Class A Actual ...................       1.30%      $1,000.00   $1,073.60        $6.72
  Class A Hypothetical .............       1.30%      $1,000.00   $1,018.45        $6.54

  Class C Actual* ..................       1.78%      $1,000.00   $1,011.00        $6.47
  Class C Hypothetical* ............       1.78%      $1,000.00   $1,011.65        $6.47

HEALTHCARE AND BIOTECHNOLOGY FUND
  Class A  Actual ..................       1.79%      $1,000.00   $1,048.30        $9.13
  Class A  Hypothetical ............       1.79%      $1,000.00   $1,016.02        $8.98

  Class C  Actual* .................       2.49%      $1,000.00   $1,042.30        $9.20
  Class C  Hypothetical* ...........       2.49%      $1,000.00   $1,009.07        $9.05

HLAM LARGE CAP QUALITY STOCK FUND
  Class II Actual ..................       1.25%      $1,000.00   $1,042.90        $6.36
  Class II Hypothetical ............       1.25%      $1,000.00   $1,018.70        $6.29

INTERNATIONAL EQUITY FUND
  Class A Actual ...................       1.45%      $1,000.00   $1,156.10        $7.79
  Class A Hypothetical .............       1.45%      $1,000.00   $1,017.70        $7.29

  Class C Actual* ..................       2.09%      $1,000.00   $1,047.20        $7.73
  Class C Hypothetical* ............       2.09%      $1,000.00   $1,010.53        $7.59

MID CAP FUND
  Class Y Actual ...................       0.90%      $1,000.00   $1,129.20        $4.77
  Class Y Hypothetical .............       0.90%      $1,000.00   $1,020.45        $4.53

  Class Z Actual ...................       1.15%      $1,000.00   $1,126.90        $6.09
  Class Z Hypothetical .............       1.15%      $1,000.00   $1,019.20        $5.79

OTHER ITEMS (CONTINUED)
------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)
                                                                                           EXPENSES
                                                 NET EXPENSE    BEGINNING     ENDING      PAID DURING
                                                    RATIO        ACCOUNT     ACCOUNT    THE SIX MONTHS
                                                  ANNUALIZED      VALUE       VALUE          ENDED
                                                  MARCH 31,    OCTOBER 1,   MARCH 31,      MARCH 31,
                                                     2007         2006         2007         2007**
------------------------------------------------------------------------------------------------------
PITCAIRN SELECT VALUE FUND
  Class II Actual ............................       1.14%      $1,000.00   $1,078.20        $5.92
  Class II Hypothetical ......................       1.14%      $1,000.00   $1,019.23        $5.76

PITCAIRN TAXABLE BOND FUND
  Class II Actual ............................       0.89%      $1,000.00   $1,029.40        $4.52
  Class II Hypothetical ......................       0.89%      $1,000.00   $1,020.48        $4.50

SANDS CAPITAL SELECT GROWTH FUND
  Class Y Actual .............................       1.10%      $1,000.00   $1,053.90        $5.63
  Class Y Hypothetical .......................       1.10%      $1,000.00   $1,019.45        $5.53

  Class Z Actual .............................       1.35%      $1,000.00   $1,051.50        $6.90
  Class Z Hypothetical .......................       1.35%      $1,000.00   $1,018.20        $6.79

SHORT DURATION FIXED INCOME FUND
  Class Z Actual .............................       0.75%      $1,000.00   $1,028.60        $3.79
  Class Z Hypothetical .......................       0.75%      $1,000.00   $1,021.19        $3.78

SMALL CAP FUND
  Class A Actual .............................       1.10%      $1,000.00   $1,103.80        $5.78
  Class A Hypothetical .......................       1.10%      $1,000.00   $1,019.44        $5.54

  Class C Actual* ............................       1.46%      $1,000.00   $1,011.00        $5.31
  Class C Hypothetical* ......................       1.46%      $1,000.00   $1,012.80        $5.31

SMALL CAP VALUE OPPORTUNITIES FUND
  Class Z Actual .............................       1.71%      $1,000.00   $1,090.40        $8.93
  Class Z Hypothetical .......................       1.71%      $1,000.00   $1,016.39        $8.61

STRATEGIC VALUE AND HIGH INCOME FUND
  Class A Actual* ............................       0.50%      $1,000.00   $1,022.20        $1.83
  Class A Hypothetical* ......................       0.50%      $1,000.00   $1,016.27        $1.83

  Class C Actual* ............................       1.25%      $1,000.00   $1,020.20        $4.58
  Class C Hypothetical* ......................       1.25%      $1,000.00   $1,013.55        $4.56

  Class Y Actual .............................       0.25%      $1,000.00   $1,073.30        $1.30
  Class Y Hypothetical .......................       0.25%      $1,000.00   $1,023.68        $1.27

TAX-EXEMPT BOND FUND
  Class A Actual .............................       0.70%      $1,000.00   $1,014.70        $3.54
  Class A Hypothetical .......................       0.70%      $1,000.00   $1,021.42        $3.55

ULTRA SHORT DURATION FIXED INCOME FUND
  Class Z Actual .............................       0.68%      $1,000.00   $1,030.90        $3.46
  Class Z Hypothetical .......................       0.68%      $1,000.00   $1,021.52        $3.45

OTHER ITEMS (CONTINUED)
------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)
                                                                                           EXPENSES
                                                 NET EXPENSE    BEGINNING     ENDING      PAID DURING
                                                    RATIO        ACCOUNT     ACCOUNT    THE SIX MONTHS
                                                  ANNUALIZED      VALUE       VALUE          ENDED
                                                  MARCH 31,    OCTOBER 1,   MARCH 31,      MARCH 31,
                                                     2007         2006         2007         2007**
------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
  Class A Actual* ............................       1.28%      $1,000.00   $1,006.60        $4.63
  Class A Hypothetical* ......................       1.28%      $1,000.00   $1,013.47        $4.64

  Class C Actual* ............................       1.75%      $1,000.00   $1,006.30        $6.36
  Class C Hypothetical* ......................       1.75%      $1,000.00   $1,011.74        $6.38

  Class Z Actual .............................       1.14%      $1,000.00   $1,080.60        $5.89
  Class Z Hypothetical .......................       1.14%      $1,000.00   $1,019.27        $5.72

* The example is based on an investment of $1,000 invested at the beginning of the period (November 20,2006) and held for the entire period through March 31, 2007.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

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

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Touchstone Securities, Inc. and Touchstone Advisors, Inc. are members of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS

303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

                                                            TSF-56-TFGT-SAR-0703

ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Funds Group Trust

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------
Jill T. McGruder
President

Date: June 5, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)

/s/ Jill T. McGruder
-------------------------------------
Jill T. McGruder
President

Date: June 5, 2007


/s/ Terrie A. Wiedenheft
-------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: June 5, 2007